    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006.

                                                            FILE NO. 333-45303

                                                                     811-07426

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO.  17                           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.  274                                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            SEPARATE ACCOUNT ONE

                          (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                P. O. BOX 2999

                            HARTFORD, CT 06104-2999

                  (Address of Depositor's Principal Offices)

                                (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                P. O. BOX 2999

                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006, pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on                          , pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                    PART A

DIRECTOR ACCESS

SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:    1-800-862-6668 (CONTRACT OWNERS)
              1-800-863-7155 (REGISTERED REPRESENTATIVES)


                                                           [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase
Series I and Series IR of Director Access variable annuity. Please read it carefully before you purchase your variable annuity.

Director Access variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X   Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc. and UBS Series Trust.



If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and includes Financial Statements for Hartford and the Separate Account. Like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2006



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
DEFINITIONS                                                                                                                     3
FEE TABLES                                                                                                                      5
HIGHLIGHTS                                                                                                                      7
GENERAL CONTRACT INFORMATION                                                                                                    8
     Hartford Life and Annuity Insurance Company                                                                                8
     The Separate Account                                                                                                       9
     The Funds                                                                                                                  9
PERFORMANCE RELATED INFORMATION                                                                                                13
THE CONTRACT                                                                                                                   14
     Purchases and Contract Value                                                                                              14
     Charges and Fees                                                                                                          18
     The Hartford's Principal First                                                                                            19
     Death Benefit                                                                                                             21
     Surrenders                                                                                                                24
ANNUITY PAYOUTS                                                                                                                26
OTHER PROGRAMS AVAILABLE                                                                                                       28
OTHER INFORMATION                                                                                                              29
     Legal Matters                                                                                                             31
     More Information                                                                                                          32
FEDERAL TAX CONSIDERATIONS                                                                                                     32
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       38
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                             39
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                                                                             45
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                                                                     48
APPENDIX IV -- ACCUMULATION UNIT VALUES                                                                                        49

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.


CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



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4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets, including any assets not allocated to a Separate Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.


NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that an individual age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected you make take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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                                  FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                                                                                                            CONTRACT     CONTRACT
                                                                                                            YEARS 1-7    YEARS 8+
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
CONTRACT OWNER TRANSACTION EXPENSES                                                                                      one
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                     None        N
Contingent Deferred Sales Charge (as a percentage of Premium Payments)                                      None        None

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (1)                                                                                      $30         $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk Charge                                                                           1.50%       1.25%
     Total Separate Account Annual Expenses                                                                      1.50%       1.25%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
     The Hartford's Principal First Charge (2)                                                                   0.75%       0.75%
     Optional Death Benefit Charge                                                                               0.15%       0.15%
     Earnings Protection Benefit Charge                                                                          0.20%       0.20%
     Total Separate Account Annual Expenses with all optional charges                                            2.60%       2.35%



(1) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


(2) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                      0.42%       1.00%





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6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                                $   377
3 years                                                                                $1,144
5 years                                                                                $1,930
10 years                                                                               $3,901


(2) If you annuitize at the end of the applicable time period:


1 year                                                                                $   369
3 years                                                                               $ 1,136
5 years                                                                               $ 1,922
10 years                                                                               $3,892


(3) If you do not Surrender your Contract:


1 year                                                                                $   377
3 years                                                                               $ 1,144
5 years                                                                               $ 1,930
10 years                                                                              $ 3,901


CONDENSED FINANCIAL INFORMATION
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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

> For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- During Contract Years 1-7, a mortality and expense risk charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts. In Contract Year 8 or at the Annuity Commencement Date, whichever comes sooner, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Sub-Accounts.


- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.



- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

> You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, die before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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- Your Anniversary Value is reduced by the dollar amount of any partial
  Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

> The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

>   The Contract Value of your Contract;

>   Your Maximum Anniversary Value; or

> Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be based on the investment allocation of your Contract in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



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THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.



THE FUNDS



FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC; sub-advised    Maximum long-term total return
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford Advisers HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD CAPITAL APPRECIATION HLS FUND       HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments)
HARTFORD DISCIPLINED EQUITY HLS FUND         HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Disciplined Equity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND        HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Dividend and Growth
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD EQUITY INCOME HLS FUND              HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Equity Income HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD FOCUS HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP
   Focus HLS Fund of Hartford Series
   Fund, Inc.




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10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND            HL Investment Advisors, LLC; sub-advised    Maximum long-term total rate of return
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Advisers HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments)
HARTFORD GLOBAL COMMUNICATIONS HLS FUND      HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global
   Communications HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments)
HARTFORD GLOBAL FINANCIAL SERVICES HLS       HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford Global Financial
   Services HLS Fund of Hartford Series
   Fund, Inc. (Closed to new and
   subsequent Premium Payments)
HARTFORD GLOBAL HEALTH HLS FUND              HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Health HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments)
HARTFORD GLOBAL LEADERS HLS FUND             HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Leaders HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments)
HARTFORD GLOBAL TECHNOLOGY HLS FUND          HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Technology
   HLS Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments)
HARTFORD GROWTH HLS FUND SUB-ACCOUNT         HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford Growth HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GROWTH OPPORTUNITIES HLS FUND       HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Growth
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC; sub-advised    High current income with growth of
   which purchases Class IA shares of        by Hartford Investment Management Company   capital as a secondary objective
   Hartford High Yield HLS Fund of
   Hartford Series Fund, Inc.




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Seeks to provide investment results
   purchases Class IA shares of Hartford     by Hartford Investment Management Company   which approximate the price and yield
   Index HLS Fund of Hartford Series                                                     performance of publicly traded common
   Fund, Inc.                                                                            stocks in the aggregate
HARTFORD INTERNATIONAL CAPITAL               HL Investment Advisors, LLC; sub-advised    Capital appreciation
   APPRECIATION HLS FUND SUB-ACCOUNT         by Wellington Management Company, LLP
   which purchases Class IA shares of
   Hartford International Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS     HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Opportunities HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments)
HARTFORD INTERNATIONAL SMALL COMPANY HLS     HL Investment Advisors, LLC; sub-advised    Capital appreciation
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Small Company HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments)
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT         HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford MidCap HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments)
HARTFORD MIDCAP VALUE HLS FUND               HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford MidCap Value HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments)
HARTFORD MONEY MARKET HLS FUND               HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD MORTGAGE SECURITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   safety of principal and maintenance of
   shares of Hartford Mortgage Securities                                                liquidity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD SMALLCAP GROWTH HLS FUND            HL Investment Advisors, LLC; sub-advised    Seeks to maximize short- and long-term
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       capital appreciation
   shares of Hartford SmallCap Growth HLS
   Fund of Hartford HLS Series Fund II,
   Inc.

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND              HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Small Company HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments) (Expected to reopen to new
   investments on or about June 12, 2006,
   subject to shareholder approval of the
   addition of a sub-adviser)
HARTFORD STOCK HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term growth of capital, with income
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP       as a secondary consideration
   Stock HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD TOTAL RETURN BOND HLS FUND          HL Investment Advisors, LLC; sub-advised    Competitive total return, with income as
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   a secondary objective
   shares of Hartford Total Return Bond
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD U.S. GOVERNMENT SECURITIES HLS      HL Investment Advisors, LLC; sub-advised    Maximize total return with a high level
   FUND SUB-ACCOUNT which purchases Class    by Hartford Investment Management Company   of current income consistent with
   IA shares of Hartford U.S. Government                                                 prudent investment risk
   Securities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD VALUE HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term total return
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP
   Value HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD VALUE OPPORTUNITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Value Opportunities
   HLS Fund of Hartford HLS Series Fund
   II, Inc.


The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.


The Funds may not be available in all states.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.



A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract as amended from time to time.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine many of the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the




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Money Market Fund Sub-Account into five other Sub-Accounts (dividing the
$10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into the Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:


X   20 Transfer Rule; and



X   Abusive Transfer Policy.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;


- the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.



Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specified Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account


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transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?


While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable




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annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract during Contract Years 1-7, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. After Contract Year 7 or at the Annuity Commencement Date, whichever comes sooner, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will



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waive one Annual Maintenance Fee for Contract Owners who own more than one
Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge if we offer this rider at that time. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year.



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Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First, we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Anytime you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.


Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.


Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step-up" we will charge you the current The Hartford's Principal First charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.



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If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

The Hartford's Principal First may not be available through all broker-dealer firms.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional



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Death Benefit is not available in Washington. Once you elect the Optional Death
Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTIONS BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations, under sub-section entitled "Taxation of



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Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified
Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection



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24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Benefit was added to the Contract. The percentage used for the Earnings
Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or      Joint Contract Owner receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Designated Beneficiary receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Contract Owner's estate
                                 Contract Owner and the           deceased                        receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent    Death Benefit is paid to the
                                                                  Annuitant                       Contract Owner and not the
                                                                                                  designated Beneficiary.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is     Contingent Annuitant becomes
                                                                  living                          the Annuitant, and the Contract
                                                                                                  continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent    The Contract Owner receives the
                                 or other non-natural person      Annuitant                       Death Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                        AND . . .                                      THEN THE . . .
Contract Owner                   The Annuitant is living                          Designated Beneficiary becomes the Contract
                                                                                  Owner.
Annuitant                        The Contract Owner is living                     Contract Owner receives a payout at death, if
                                                                                  any.
Annuitant                        The Annuitant is also the Contract Owner         Designated Beneficiary receives a payout at
                                                                                  death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date.

There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


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- The Contract must have a minimum Contract Value of $500 after the Surrender.
  We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the surrender with no premium payments made during the prior two contract years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the



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26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?


Please check with your financial Registered Representative to select the Annuity Payout Option that best meets your income needs.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.



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For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be based on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity



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Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE


We may discontinue, modify or amend any of these Programs or any other Programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be




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automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.



INVESTEASE(R) PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on




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the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Commissions range from 1% for Access Contracts to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.



Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.



Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).



As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp.,




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James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities
Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs.




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These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.

Telephone:   1-800-862-6668 (Contract Owners)
             1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income


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tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1.  NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made




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upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



     A.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



  vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



     B.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



     C.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We




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believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



     D.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.



   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



  ii. The 10% penalty tax will not apply to the following distributions:



     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



     3.  Distributions attributable to a recipient's becoming disabled.



     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



     5. Distributions made under certain annuities issued in connection with structured settlement agreements.



     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



     E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



     F.  REQUIRED DISTRIBUTIONS



   i. Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



  ii. Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the




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      beneficiary. Such distributions must begin within a year of the Contract
      Owner's death.



 iii. Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



     G.  ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



     H.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3.  DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small




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company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Experts
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or




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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to




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limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



   a. after the employee reaches age 59 1/2;



   b. upon the employee's separation from service;



   c. upon the employee's death or disability; or



   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract"




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are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the




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individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:



   a. an RMD amount;



   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives




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      (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



   c. any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



9. QUALIFIED HURRICANE RELIEF



The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$  100,000   Premium Payment
$    5,000   Interest of 5%
$  105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$   10,000   partial Surrender divided by
$  108,000   Contract Value prior to Surrender equals
    .09259   Multiplied by
$  105,000   Interest Accumulation Value for a total of
$    9,722   to be deducted from the Interest Accumulation Value equals
$   95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$  100,000   Premium Payment
$    5,000   Interest of 5%
$  105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$   10,000   partial Surrender divided by
$   92,000   Contract Value prior to Surrender equals
    .10870   Multiplied by
$  105,000   Interest Accumulation Value for a total of
$   11,413   to be deducted from the Interest Accumulation Value equals
$   93,587   the New Interest Accumulation Value

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals $10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

----------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


                                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                                    2005     2004    2003     2002    2001     2000     1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.050   $1.027  $0.880   $1.036  $1.103   $1.128   $1.035  $1.000
    Accumulation Unit Value at end of period                   $1.109   $1.050  $1.027   $0.880  $1.036   $1.103   $1.128  $1.035
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   144,319  176,976 156,094   97,344 118,487  117,492   99,547  15,480
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT
    AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period             $1.023   $1.013      --       --      --       --       --      --
    Accumulation Unit Value at end of period                   $1.071   $1.023      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        --       44      --       --      --       --       --      --
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.780   $1.514  $1.079   $1.365  $1.488   $1.334   $0.984  $1.000
    Accumulation Unit Value at end of period                   $2.026   $1.780  $1.514   $1.079  $1.365   $1.488   $1.334  $0.984
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   112,664  127,835 100,442   48,952  62,897   56,467   27,329   3,000
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT
    AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period             $1.735   $1.510      --       --      --       --       --      --
    Accumulation Unit Value at end of period                   $1.958   $1.735      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        --       --      --       --      --       --       --      --
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.109   $1.038  $0.818   $1.102  $1.216   $1.308   $1.090  $1.000
    Accumulation Unit Value at end of period                   $1.164   $1.109  $1.038   $0.818  $1.102   $1.216   $1.308  $1.090
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    26,790   28,041  20,896   10,730  14,252   14,794    8,930   1,168
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT
    AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period             $1.080   $1.035      --       --      --       --       --      --
    Accumulation Unit Value at end of period                   $1.125   $1.080      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        --       --      --       --      --       --       --      --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.263   $1.141  $0.913   $1.081  $1.143   $1.046   $1.008  $1.000
    Accumulation Unit Value at end of period                   $1.319   $1.263  $1.141   $0.913  $1.081   $1.143   $1.046  $1.008
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   114,264  117,030  87,090   34,013  29,627   20,321   19,290   4,240
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT
    AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period             $1.231   $1.122      --       --      --       --       --      --
    Accumulation Unit Value at end of period                   $1.274   $1.231      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        --       --      --       --      --       --       --      --

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.158 $1.074  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.195 $1.158  $1.074      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       6,271  4,048     465      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.147 $1.064      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.174 $1.147      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $0.982 $0.966  $0.764  $1.029 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.063 $0.982  $0.966  $0.764 $1.029      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,399  2,772   2,407   1,019    531      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.960 $0.957      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.030 $0.960      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.201 $1.081  $0.898  $1.001 $1.084  $1.178  $0.971 $1.000
    Accumulation Unit Value at end of period                          $1.223 $1.201  $1.081  $0.898 $1.001  $1.084  $1.178 $0.971
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       5,488  5,917   5,143   4,143  5,080   4,930   3,025    373
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.171 $1.090      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.182 $1.171      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $0.947 $0.780  $0.494  $0.709 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.106 $0.947  $0.780  $0.494 $0.709      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         968  1,047     839     349     47      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.925 $0.788      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.072 $0.925      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.079 $0.975  $0.759  $0.950 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.173 $1.079  $0.975  $0.759 $0.950      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,381  1,552   1,045     170    125      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.054 $0.978      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.137 $1.054      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

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
                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                          2005    2004    2003   2002    2001    2000   1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.747  $1.572 $1.206  $1.475  $1.467 $1.000      --      --
    Accumulation Unit Value at end of period                         $1.935  $1.747 $1.572  $1.206  $1.475 $1.467      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      4,994   5,771  4,742   2,448   3,113  2,450      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.704  $1.605     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.871  $1.704     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.821  $1.551 $1.161  $1.464  $1.782 $1.946  $1.314  $1.000
    Accumulation Unit Value at end of period                         $1.840  $1.821 $1.551  $1.161  $1.464 $1.782  $1.946  $1.314
    Number of Accumulation Units outstanding at end of period (in                    0,743                  1,268
      thousands)                                                     13,638  14,978 1        7,877  10,021 1        3,764      14
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.775  $1.580     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.778  $1.775     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $0.453  $0.454 $0.285  $0.471  $0.620 $1.000      --      --
    Accumulation Unit Value at end of period                         $0.496  $0.453 $0.454  $0.285  $0.471 $0.620      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      5,716   6,850  7,195   3,190   5,717  3,229      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $0.442  $0.465     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $0.480  $0.442     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.243  $1.121 $0.857  $0.976      --     --      --      --
    Accumulation Unit Value at end of period                         $1.281  $1.243 $1.121  $0.857      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in                    3,328
      thousands)                                                     18,894  18,679 1          456      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.219  $1.144     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.246  $1.219     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.254  $1.086 $0.767  $0.986      --     --      --      --
    Accumulation Unit Value at end of period                         $1.437  $1.254 $1.086  $0.767      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     15,600  11,494  7,893     145      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.230  $1.106     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.398  $1.230     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005   2004    2003    2002   2001    2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.265  $1.196  $0.985  $1.074 $1.062  $1.067  $1.034 $1.000
    Accumulation Unit Value at end of period                         $1.273  $1.265  $1.196  $0.985 $1.074  $1.062  $1.067 $1.034
    Number of Accumulation Units outstanding at end of period (in     9,647
      thousands)                                                     1       25,452  20,968   4,739  4,605   2,684   2,071     87
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.233  $1.186      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $1.230  $1.233      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.002  $0.921  $0.730  $0.955 $1.106  $1.240  $1.045 $1.000
    Accumulation Unit Value at end of period                         $1.031  $1.002  $0.921  $0.730 $0.955  $1.106  $1.240 $1.045
    Number of Accumulation Units outstanding at end of period (in     2,445
      thousands)                                                     2       28,725  28,550  23,989 34,694  35,295  27,071  3,777
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $0.976  $0.920      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $0.997  $0.976      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.272  $1.035  $0.696  $0.853 $1.000      --      --     --
    Accumulation Unit Value at end of period                         $1.330  $1.272  $1.035  $0.696 $0.853      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      9,284   7,560   3,486     544    283      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.243  $1.061      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $1.289  $1.243      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.027  $0.883  $0.673  $0.833 $1.040  $1.273  $0.924 $1.000
    Accumulation Unit Value at end of period                         $1.159  $1.027  $0.883  $0.673 $0.833  $1.040  $1.273 $0.924
    Number of Accumulation Units outstanding at end of period (in     8,591
      thousands)                                                     1       20,184  11,314   7,315 13,357   9,259   5,998    657
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.001  $0.877      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $1.120  $1.001      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.518  $1.318  $0.870  $0.930 $1.000      --      --     --
    Accumulation Unit Value at end of period                         $1.774  $1.518  $1.318  $0.870 $0.930      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      2,851   2,142   1,118     176     91      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.484  $1.327      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $1.719  $1.484      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005   2004    2003    2002   2001    2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $2.345  $2.044  $1.507  $1.784 $1.879  $1.521  $1.017 $1.000
    Accumulation Unit Value at end of period                         $2.698  $2.345  $2.044  $1.507 $1.784  $1.879  $1.521 $1.017
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      9,042  11,102  13,302  16,179 23,556  24,723   8,978    732
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $2.285  $2.052      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $2.607  $2.285      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.372  $1.197  $0.848  $0.990 $1.000      --      --     --
    Accumulation Unit Value at end of period                         $1.486  $1.372  $1.197  $0.848 $0.990      --      --     --
    Number of Accumulation Units outstanding at end of period (in     5,780
      thousands)                                                     2       30,784  24,017   8,144  2,244      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.341  $1.198      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $1.440  $1.341      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.108  $1.115  $1.123  $1.124 $1.098  $1.050  $1.016 $1.000
    Accumulation Unit Value at end of period                         $1.123  $1.108  $1.115  $1.123 $1.124  $1.098  $1.050 $1.016
    Number of Accumulation Units outstanding at end of period (in     5,271
      thousands)                                                     1       19,615  25,362  79,886 77,056 102,668  60,490  9,217
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.040  $1.053      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $1.044  $1.040      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.295  $1.263  $1.253  $1.176 $1.111  $1.022  $1.022 $1.000
    Accumulation Unit Value at end of period                         $1.306  $1.295  $1.263  $1.253 $1.176  $1.111  $1.022 $1.022
    Number of Accumulation Units outstanding at end of period (in     0,441
      thousands)                                                     1       12,496  12,802  15,251  7,611   5,286   5,585    696
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.262  $1.248      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $1.262  $1.262      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.225  $1.077  $0.729  $0.929     --      --      --     --
    Accumulation Unit Value at end of period                         $1.339  $1.225  $1.077  $0.729     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in     6,147
      thousands)                                                     1       15,046   8,801      80     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.201  $1.127      --      --     --      --      --     --
    Accumulation Unit Value at end of period                         $1.303  $1.201      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --      --      --     --      --      --     --

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.333  $1.206 $0.785  $1.143  $1.364 $1.593  $0.975  $1.000
    Accumulation Unit Value at end of period                         $1.589  $1.333 $1.206  $0.785  $1.143 $1.364  $1.593  $0.975
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     13,592  16,507 16,356  10,385  13,058 16,290   6,085     673
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.299  $1.232     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.535  $1.299     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $0.924  $0.901 $0.723  $0.969  $1.120 $1.223  $1.037  $1.000
    Accumulation Unit Value at end of period                         $0.998  $0.924 $0.901  $0.723  $0.969 $1.120  $1.223  $1.037
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     72,768  84,262 76,669  54,419  74,390 74,915  53,639   7,571
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $0.901  $0.888     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $0.964  $0.901     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
HARTFORD TOTAL RETURN BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.395  $1.354 $1.274  $1.175  $1.098 $0.995  $1.031  $1.000
    Accumulation Unit Value at end of period                         $1.408  $1.395 $1.354  $1.274  $1.175 $1.098  $0.995  $1.031
    Number of Accumulation Units outstanding at end of period (in                    5,368                  1,117
      thousands)                                                     52,275  54,270 4       24,138  19,810 1       11,256   3,237
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.360  $1.340     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.361  $1.360     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.083  $1.077 $1.070  $1.007      --     --      --      --
    Accumulation Unit Value at end of period                         $1.084  $1.083 $1.077  $1.070      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in                    6,443
      thousands)                                                     18,341  20,397 1       11,930      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.062  $1.069     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.054  $1.062     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.051  $0.964 $0.761  $0.998  $1.000     --      --      --
    Accumulation Unit Value at end of period                         $1.120  $1.051 $0.964  $0.761  $0.998     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     10,778  10,132  7,939   3,514     997     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.028  $0.956     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.085  $1.028     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.303 $1.112  $0.796  $0.975     --      --      --     --
    Accumulation Unit Value at end of period                          $1.390 $1.303  $1.112  $0.796     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      10,135  8,486   3,796     255     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.278 $1.134      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.352 $1.278      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

To obtain a Statement of Additional Information for Series I and Series IR of Director Access variable annuity, please complete the form below and mail to:

         Hartford Life and Annuity Insurance Company
         Attn: Investment Product Services
         P.O. Box 5085
         Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:


----------------------------------------------------------------
                              Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT ONE

                  SERIES I AND SERIES IR OF DIRECTOR ACCESS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2006
Date of Statement of Additional Information: May 1, 2006


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                             2
     Safekeeping of Assets                                                                                                      2
     Experts                                                                                                                    2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 2
     Total Return for all Sub-Accounts                                                                                          2
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       3
     Performance Comparisons                                                                                                    3
ACCUMULATION UNIT VALUES                                                                                                        4
FINANCIAL STATEMENTS                                                                                                         SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been 2005:
$72,602,599; 2004: $242,646,129; and 2003: $254,325,941.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.


The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS


At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.


Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS


Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005    2004    2003    2002    2001    2000   1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $1.050  $1.027  $0.880  $1.036  $1.103  $1.128 $1.035  $1.000
    Accumulation Unit Value at end of period                        $1.109  $1.050  $1.027  $0.880  $1.036  $1.103 $1.128  $1.035
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                   144,319 176,976 156,094  97,344 118,487 117,492 99,547  15,480
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $1.041  $1.020  $0.875  $1.032  $1.101  $1.127 $1.048      --
    Accumulation Unit Value at end of period                        $1.098  $1.041  $1.020  $0.875  $1.032  $1.101 $1.127      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                    77,298  69,590   2,984   3,270   3,152   2,699    343      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                  $1.041  $1.021  $0.876  $1.034  $1.116      --     --      --
    Accumulation Unit Value at end of period                        $1.098  $1.041  $1.021  $0.876  $1.034      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     4,030   3,986   4,368   4,556   4,229      --     --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.033  $1.014  $0.872  $0.838      --      --     --      --
    Accumulation Unit Value at end of period                        $1.088  $1.033  $1.014  $0.872      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     8,739  10,749  10,475   3,019      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $1.033  $1.014  $0.872  $1.031  $1.114      --     --      --
    Accumulation Unit Value at end of period                        $1.088  $1.033  $1.014  $0.872  $1.031      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     8,739  10,749  10,475   3,019     420      --     --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.029  $1.016      --      --      --      --     --      --
    Accumulation Unit Value at end of period                        $1.082  $1.029      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     5,986   5,791      --      --      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.029  $1.012  $0.872  $0.838      --      --     --      --
    Accumulation Unit Value at end of period                        $1.082  $1.029  $1.012  $0.872      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     5,986   5,791   1,476     301      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.028  $1.012  $0.871  $0.838      --      --     --      --
    Accumulation Unit Value at end of period                        $1.080  $1.028  $1.012  $0.871      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       164     209     217      73      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.025  $1.014      --      --      --      --     --      --
    Accumulation Unit Value at end of period                        $1.076  $1.025      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       188     295      --      --      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.024  $1.013      --      --      --      --     --      --
    Accumulation Unit Value at end of period                        $1.075  $1.024      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       325     356      --      --      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.024  $1.009  $0.871  $0.838      --      --     --      --
    Accumulation Unit Value at end of period                        $1.075  $1.024  $1.009  $0.871      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       325     356     331      73      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.023  $1.013      --      --      --      --     --      --
    Accumulation Unit Value at end of period                        $1.071  $1.023      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        --      44      --      --      --      --     --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005    2004    2003    2002    2001    2000   1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $1.780  $1.514  $1.079  $1.365  $1.488  $1.334 $0.984  $1.000
    Accumulation Unit Value at end of period                        $2.026  $1.780  $1.514  $1.079  $1.365  $1.488 $1.334  $0.984
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                   112,664 127,835 100,442  48,952  62,897  56,467 27,329   3,000
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $1.766  $1.504  $1.074  $1.360  $1.486  $1.334 $1.074      --
    Accumulation Unit Value at end of period                        $2.008  $1.766  $1.504  $1.074  $1.360  $1.486 $1.334      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                    91,021  88,894   2,544   2,717   2,806   2,517    298      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                  $1.766  $1.505  $1.075  $1.362  $1.569      --     --      --
    Accumulation Unit Value at end of period                        $2.007  $1.766  $1.505  $1.075  $1.362      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     1,711   1,907   1,724   1,783   1,529      --     --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.753  $1.496  $1.070  $0.964      --      --     --      --
    Accumulation Unit Value at end of period                        $1.988  $1.753  $1.496  $1.070      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                    11,708  12,917  11,263   2,370      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $1.753  $1.496  $1.070  $1.357  $1.566      --     --      --
    Accumulation Unit Value at end of period                        $1.988  $1.753  $1.496  $1.070  $1.357      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                    11,708  12,917  11,263   2,370     180      --     --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.746  $1.514      --      --      --      --     --      --
    Accumulation Unit Value at end of period                        $1.978  $1.746      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                    11,260  11,461      --      --      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.746  $1.492  $1.069  $0.964      --      --     --      --
    Accumulation Unit Value at end of period                        $1.978  $1.746  $1.492  $1.069      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                    11,260  11,461   3,939   1,066      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.744  $1.491  $1.069  $0.964      --      --     --      --
    Accumulation Unit Value at end of period                        $1.974  $1.744  $1.491  $1.069      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       166     175     201      66      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.739  $1.510      --      --      --      --     --      --
    Accumulation Unit Value at end of period                        $1.967  $1.739      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     1,347   1,643      --      --      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.738  $1.510      --      --      --      --     --      --
    Accumulation Unit Value at end of period                        $1.964  $1.738      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       158     173      --      --      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.738  $1.488  $1.069  $0.964      --      --     --      --
    Accumulation Unit Value at end of period                        $1.964  $1.738  $1.488  $1.069      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       158     173     307      55      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.735  $1.510      --      --      --      --     --      --
    Accumulation Unit Value at end of period                        $1.958  $1.735      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        --      --      --      --      --      --     --      --

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.109 $1.038  $0.818  $1.102 $1.216  $1.308  $1.090 $1.000
    Accumulation Unit Value at end of period                          $1.164 $1.109  $1.038  $0.818 $1.102  $1.216  $1.308 $1.090
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      26,790 28,041  20,896  10,730 14,252  14,794   8,930  1,168
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.100 $1.031  $0.814  $1.098 $1.214  $1.308  $1.131     --
    Accumulation Unit Value at end of period                          $1.153 $1.100  $1.031  $0.814 $1.098  $1.214  $1.308     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      53,148 31,649     669     778    862     871     129     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.100 $1.032  $0.815  $1.100 $1.276      --      --     --
    Accumulation Unit Value at end of period                          $1.153 $1.100  $1.032  $0.815 $1.100      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         170    144     166     255    248      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.091 $1.025  $0.811  $0.769     --      --      --     --
    Accumulation Unit Value at end of period                          $1.142 $1.091  $1.025  $0.811     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,109  2,059   1,932     941     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.091 $1.025  $0.811  $1.096 $1.274      --      --     --
    Accumulation Unit Value at end of period                          $1.142 $1.091  $1.025  $0.811 $1.096      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,109  2,059   1,932     941     86      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.087 $1.038      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.136 $1.087      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         933    789      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.087 $1.023  $0.810  $0.769     --      --      --     --
    Accumulation Unit Value at end of period                          $1.136 $1.087  $1.023  $0.810     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         933    789     114      23     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.086 $1.023  $0.810  $0.769     --      --      --     --
    Accumulation Unit Value at end of period                          $1.134 $1.086  $1.023  $0.810     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          84     88      76      21     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.083 $1.035      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.130 $1.083      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         114    168      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.082 $1.035      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.128 $1.082      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          83     75      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.082 $1.020  $0.810  $0.769     --      --      --     --
    Accumulation Unit Value at end of period                          $1.128 $1.082  $1.020  $0.810     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          83     75      78      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.080 $1.035      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.125 $1.080      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

----------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005    2004    2003    2002    2001    2000   1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $1.263  $1.141  $0.913  $1.081  $1.143 $1.046  $1.008  $1.000
    Accumulation Unit Value at end of period                        $1.319  $1.263  $1.141  $0.913  $1.081 $1.143  $1.046  $1.008
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                   114,264 117,030  87,090  34,013  29,627 20,321  19,290   4,240
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $1.253  $1.134  $0.909  $1.077  $1.141 $1.046  $0.980      --
    Accumulation Unit Value at end of period                        $1.306  $1.253  $1.134  $0.909  $1.077 $1.141  $1.046      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                   118,012  87,434   2,136   1,974   1,487    764     103      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                  $1.253  $1.134  $0.910  $1.079  $1.118     --      --      --
    Accumulation Unit Value at end of period                        $1.306  $1.253  $1.134  $0.910  $1.079     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     2,091   1,769   1,748   1,631   1,414     --      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.244  $1.127  $0.905  $0.863      --     --      --      --
    Accumulation Unit Value at end of period                        $1.294  $1.244  $1.127  $0.905      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                    10,590  11,043  10,336   2,323      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $1.244  $1.127  $0.905  $1.075  $1.116     --      --      --
    Accumulation Unit Value at end of period                        $1.294  $1.244  $1.127  $0.905  $1.075     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                    10,590  11,043  10,336   2,323     248     --      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.239  $1.126      --      --      --     --      --      --
    Accumulation Unit Value at end of period                        $1.287  $1.239      --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     8,288   6,623      --      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.239  $1.125  $0.905  $0.863      --     --      --      --
    Accumulation Unit Value at end of period                        $1.287  $1.239  $1.125  $0.905      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     8,288   6,623   2,268     759      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.238  $1.124  $0.905  $0.863      --     --      --      --
    Accumulation Unit Value at end of period                        $1.285  $1.238  $1.124  $0.905      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       185     158     157      75      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.234  $1.123      --      --      --     --      --      --
    Accumulation Unit Value at end of period                        $1.280  $1.234      --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       420     548      --      --      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.233  $1.123      --      --      --     --      --      --
    Accumulation Unit Value at end of period                        $1.278  $1.233      --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       378     351      --      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                  $1.233  $1.121  $0.904  $0.863      --     --      --      --
    Accumulation Unit Value at end of period                        $1.278  $1.233  $1.121  $0.904      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       378     351     319      64      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                  $1.231  $1.122      --      --      --     --      --      --
    Accumulation Unit Value at end of period                        $1.274  $1.231      --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        --      --      --      --      --     --      --      --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.158 $1.074  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.195 $1.158  $1.074      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       6,271  4,048     465      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.156 $1.074  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.191 $1.156  $1.074      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       9,340  5,328      10      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.155 $1.074  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.190 $1.155  $1.074      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         177     36      --      --     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.153 $1.073  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.186 $1.153  $1.073      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         607    231      57      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.153 $1.073  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.186 $1.153  $1.073      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         607    231      57      --     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.151 $1.064      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.182 $1.151      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,116    797      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.151 $1.073  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.182 $1.151  $1.073      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,116    797      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.150 $1.073  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.181 $1.150  $1.073      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          35     11      11      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.149 $1.064      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.179 $1.149      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          70     25      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.148 $1.064      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.177 $1.148      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          23     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.148 $1.073  $1.000      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.177 $1.148  $1.073      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          23     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.147 $1.064      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.174 $1.147      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $0.982 $0.966  $0.764  $1.029 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.063 $0.982  $0.966  $0.764 $1.029      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,399  2,772   2,407   1,019    531      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $0.977 $0.963  $0.762  $1.028 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.056 $0.977  $0.963  $0.762 $1.028      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,467  1,687      45      54     39      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $0.975 $0.961  $0.762  $1.027 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.053 $0.975  $0.961  $0.762 $1.027      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          23     23      34      21     15      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.970 $0.957  $0.760  $0.696     --      --      --     --
    Accumulation Unit Value at end of period                          $1.046 $0.970  $0.957  $0.760     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         346    357     585     203     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $0.970 $0.957  $0.760  $1.026 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.046 $0.970  $0.957  $0.760 $1.026      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         346    357     585     203      5      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.966 $0.960      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.040 $0.966      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         435    427      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.966 $0.955  $0.759  $0.696     --      --      --     --
    Accumulation Unit Value at end of period                          $1.040 $0.966  $0.955  $0.759     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         435    427      91      53     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.965 $0.955  $0.759  $0.696     --      --      --     --
    Accumulation Unit Value at end of period                          $1.039 $0.965  $0.955  $0.759     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          20     20      20      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.962 $0.957      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.035 $0.962      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          30     50      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.961 $0.957      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.033 $0.961      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           6      5      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.961 $0.953  $0.759  $0.696     --      --      --     --
    Accumulation Unit Value at end of period                          $1.033 $0.961  $0.953  $0.759     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           6      5       9      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.960 $0.957      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.030 $0.960      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.201 $1.081  $0.898  $1.001 $1.084  $1.178  $0.971 $1.000
    Accumulation Unit Value at end of period                          $1.223 $1.201  $1.081  $0.898 $1.001  $1.084  $1.178 $0.971
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       5,488  5,917   5,143   4,143  5,080   4,930   3,025    373
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.192 $1.075  $0.894  $0.998 $1.082  $1.178  $1.046     --
    Accumulation Unit Value at end of period                          $1.212 $1.192  $1.075  $0.894 $0.998  $1.082  $1.178     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       5,168  4,069     155     215    299     293      15     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.192 $1.075  $0.894  $0.999 $1.084      --      --     --
    Accumulation Unit Value at end of period                          $1.211 $1.192  $1.075  $0.894 $0.999      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          31     36      58      42     59      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.182 $1.068  $0.890  $0.870     --      --      --     --
    Accumulation Unit Value at end of period                          $1.200 $1.182  $1.068  $0.890     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          63     98      99      45     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.182 $1.068  $0.890  $0.996 $1.081      --      --     --
    Accumulation Unit Value at end of period                          $1.200 $1.182  $1.068  $0.890 $0.996      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          63     98      99      45      6      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.178 $1.093      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.194 $1.178      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           5     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.178 $1.066  $0.890  $0.870     --      --      --     --
    Accumulation Unit Value at end of period                          $1.194 $1.178  $1.066  $0.890     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           5     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.177 $1.065  $0.889  $0.870     --      --      --     --
    Accumulation Unit Value at end of period                          $1.192 $1.177  $1.065  $0.889     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.173 $1.090      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.187 $1.173      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.173 $1.090      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.186 $1.173      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.173 $1.063  $0.889  $0.870     --      --      --     --
    Accumulation Unit Value at end of period                          $1.186 $1.173  $1.063  $0.889     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.171 $1.090      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.182 $1.171      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $0.947 $0.780  $0.494  $0.709 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.106 $0.947  $0.780  $0.494 $0.709      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         968  1,047     839     349     47      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $0.941 $0.777  $0.492  $0.709 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.098 $0.941  $0.777  $0.492 $0.709      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         357    421      15       1     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $0.940 $0.776  $0.492  $0.708 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.096 $0.940  $0.776  $0.492 $0.708      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --      9      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.935 $0.773  $0.491  $0.395     --      --      --     --
    Accumulation Unit Value at end of period                          $1.088 $0.935  $0.773  $0.491     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          14     15      15      10     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $0.935 $0.773  $0.491  $0.708 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.088 $0.935  $0.773  $0.491 $0.708      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          14     15      15      10      1      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.931 $0.790      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.083 $0.931      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.931 $0.771  $0.490  $0.395     --      --      --     --
    Accumulation Unit Value at end of period                          $1.083 $0.931  $0.771  $0.490     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.930 $0.770  $0.490  $0.395     --      --      --     --
    Accumulation Unit Value at end of period                          $1.081 $0.930  $0.770  $0.490     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.927 $0.788      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.077 $0.927      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.927 $0.788      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.075 $0.927      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           1      1      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.927 $0.769  $0.490  $0.395     --      --      --     --
    Accumulation Unit Value at end of period                          $1.075 $0.927  $0.769  $0.490     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           1      1       1      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.925 $0.788      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.072 $0.925      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.079 $0.975  $0.759  $0.950 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.173 $1.079  $0.975  $0.759 $0.950      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,381  1,552   1,045     170    125      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.073 $0.971  $0.757  $0.949 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.165 $1.073  $0.971  $0.757 $0.949      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         330    347      26      28      7      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.071 $0.970  $0.757  $0.949 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.162 $1.071  $0.970  $0.757 $0.949      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --      2       2       4      4      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.065 $0.966  $0.755  $0.754     --      --      --     --
    Accumulation Unit Value at end of period                          $1.154 $1.065  $0.966  $0.755     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          16     16      16     120     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.065 $0.966  $0.755  $0.948 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.154 $1.065  $0.966  $0.755 $0.948      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          16     16      16     120      1      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.061 $0.981      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.148 $1.061      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          17     19      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.061 $0.964  $0.755  $0.754     --      --      --     --
    Accumulation Unit Value at end of period                          $1.148 $1.061  $0.964  $0.755     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          17     19      20      21     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.060 $0.963  $0.754  $0.754     --      --      --     --
    Accumulation Unit Value at end of period                          $1.146 $1.060  $0.963  $0.754     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           3      3       3      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.057 $0.978      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.142 $1.057      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.056 $0.978      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.141 $1.056      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           1      1      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.056 $0.961  $0.754  $0.754     --      --      --     --
    Accumulation Unit Value at end of period                          $1.141 $1.056  $0.961  $0.754     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           1      1       1      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.054 $0.978      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.137 $1.054      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

----------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                          2005    2004    2003   2002    2001    2000   1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.747  $1.572 $1.206  $1.475  $1.467 $1.000      --      --
    Accumulation Unit Value at end of period                         $1.935  $1.747 $1.572  $1.206  $1.475 $1.467      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      4,994   5,771  4,742   2,448   3,113  2,450      --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                   $1.735  $1.564 $1.201  $1.471  $1.466 $1.000      --      --
    Accumulation Unit Value at end of period                         $1.918  $1.735 $1.564  $1.201  $1.471 $1.466      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      1,237   1,365    131     155     189     72      --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                   $1.733  $1.563 $1.202  $1.472  $1.385     --      --      --
    Accumulation Unit Value at end of period                         $1.916  $1.733 $1.563  $1.202  $1.472     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         22      26     36      49      45     --      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $1.721  $1.554 $1.197  $1.125      --     --      --      --
    Accumulation Unit Value at end of period                         $1.900  $1.721 $1.554  $1.197      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        167     170    173     163      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                   $1.721  $1.554 $1.197  $1.468  $1.383     --      --      --
    Accumulation Unit Value at end of period                         $1.900  $1.721 $1.554  $1.197  $1.468     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        167     170    173     163      24     --      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.715  $1.610     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.890  $1.715     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         14      12     --      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                   $1.715  $1.551 $1.196  $1.125      --     --      --      --
    Accumulation Unit Value at end of period                         $1.890  $1.715 $1.551  $1.196      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         14      12     12       8      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $1.713  $1.550 $1.196  $1.125      --     --      --      --
    Accumulation Unit Value at end of period                         $1.887  $1.713 $1.550  $1.196      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          2       2      2      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.708  $1.606     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.880  $1.708     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.707  $1.605     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.877  $1.707     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          1       1     --      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $1.707  $1.547 $1.195  $1.125      --     --      --      --
    Accumulation Unit Value at end of period                         $1.877  $1.707 $1.547  $1.195      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          1       1      1      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.704  $1.605     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.871  $1.704     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.821 $1.551  $1.161  $1.464 $1.782  $1.946  $1.314 $1.000
    Accumulation Unit Value at end of period                          $1.840 $1.821  $1.551  $1.161 $1.464  $1.782  $1.946 $1.314
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      13,638 14,978  10,743   7,877 10,021  11,268   3,764     14
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.806 $1.541  $1.155  $1.459 $1.779  $1.946  $1.474     --
    Accumulation Unit Value at end of period                          $1.823 $1.806  $1.541  $1.155 $1.459  $1.779  $1.946     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      21,502 17,162     428     553    682     731      60     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.806 $1.542  $1.157  $1.462 $1.763      --      --     --
    Accumulation Unit Value at end of period                          $1.822 $1.806  $1.542  $1.157 $1.462      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         496    530     536     566    507      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.792 $1.532  $1.151  $1.122     --      --      --     --
    Accumulation Unit Value at end of period                          $1.805 $1.792  $1.532  $1.151     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         399    417     437     156     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.792 $1.532  $1.151  $1.457 $1.759      --      --     --
    Accumulation Unit Value at end of period                          $1.805 $1.792  $1.532  $1.151 $1.457      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         399    417     437     156     19      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.786 $1.585      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.796 $1.786      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          57     35      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.786 $1.529  $1.150  $1.122     --      --      --     --
    Accumulation Unit Value at end of period                          $1.796 $1.786  $1.529  $1.150     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          57     35      68      41     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.784 $1.528  $1.150  $1.122     --      --      --     --
    Accumulation Unit Value at end of period                          $1.793 $1.784  $1.528  $1.150     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           6      6      12       6     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.779 $1.581      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.786 $1.779      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           3     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.777 $1.580      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.784 $1.777      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.777 $1.524  $1.149  $1.122     --      --      --     --
    Accumulation Unit Value at end of period                          $1.784 $1.777  $1.524  $1.149     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.775 $1.580      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.778 $1.775      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $0.453 $0.454  $0.285  $0.471 $0.620  $1.000      --     --
    Accumulation Unit Value at end of period                          $0.496 $0.453  $0.454  $0.285 $0.471  $0.620      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       5,716  6,850   7,195   3,190  5,717   3,229      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $0.450 $0.451  $0.284  $0.470 $0.619  $1.000      --     --
    Accumulation Unit Value at end of period                          $0.492 $0.450  $0.451  $0.284 $0.470  $0.619      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,704  2,026      97     138    142     202      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $0.449 $0.451  $0.284  $0.471 $0.728      --      --     --
    Accumulation Unit Value at end of period                          $0.491 $0.449  $0.451  $0.284 $0.471      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         127    148     165     154    146      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.446 $0.449  $0.283  $0.256     --      --      --     --
    Accumulation Unit Value at end of period                          $0.487 $0.446  $0.449  $0.283     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         160    160     161     159     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $0.446 $0.449  $0.283  $0.469 $0.727      --      --     --
    Accumulation Unit Value at end of period                          $0.487 $0.446  $0.449  $0.283 $0.469      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         160    160     161     159      6      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.445 $0.466      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $0.485 $0.445      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          20     16      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.445 $0.448  $0.283  $0.256     --      --      --     --
    Accumulation Unit Value at end of period                          $0.485 $0.445  $0.448  $0.283     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          20     16      17      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.444 $0.447  $0.283  $0.256     --      --      --     --
    Accumulation Unit Value at end of period                          $0.484 $0.444  $0.447  $0.283     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          23     23      23      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.443 $0.465      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $0.482 $0.443      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.443 $0.465      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $0.481 $0.443      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.443 $0.446  $0.283  $0.256     --      --      --     --
    Accumulation Unit Value at end of period                          $0.481 $0.443  $0.446  $0.283     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.442 $0.465      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $0.480 $0.442      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.243 $1.121  $0.857  $0.976     --      --      --     --
    Accumulation Unit Value at end of period                          $1.281 $1.243  $1.121  $0.857     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      18,894 18,679  13,328     456     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.238 $1.118  $0.856  $1.000     --      --      --     --
    Accumulation Unit Value at end of period                          $1.274 $1.238  $1.118  $0.856     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      14,743 10,626      64       9     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.236 $1.118  $0.856  $1.000     --      --      --     --
    Accumulation Unit Value at end of period                          $1.272 $1.236  $1.118  $0.856     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          78      4      13       1     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.231 $1.115  $0.855  $0.768     --      --      --     --
    Accumulation Unit Value at end of period                          $1.265 $1.231  $1.115  $0.855     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,713  1,948   1,740     252     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.231 $1.115  $0.855  $1.000     --      --      --     --
    Accumulation Unit Value at end of period                          $1.265 $1.231  $1.115  $0.855     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,713  1,948   1,740     252     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.227 $1.147      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.258 $1.227      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,560  1,152      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.227 $1.112  $0.855  $0.768     --      --      --     --
    Accumulation Unit Value at end of period                          $1.258 $1.227  $1.112  $0.855     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,560  1,152      77      21     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.225 $1.112  $0.854  $0.768     --      --      --     --
    Accumulation Unit Value at end of period                          $1.256 $1.225  $1.112  $0.854     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          29     34      35      25     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.222 $1.144      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.251 $1.222      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          91    156      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.221 $1.144      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.250 $1.221      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          44     48      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.221 $1.109  $0.854  $0.768     --      --      --     --
    Accumulation Unit Value at end of period                          $1.250 $1.221  $1.109  $0.854     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          44     48      49      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.219 $1.144      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.246 $1.219      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.254 $1.086  $0.767  $0.986     --      --      --     --
    Accumulation Unit Value at end of period                          $1.437 $1.254  $1.086  $0.767     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      15,600 11,494   7,893     145     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.249 $1.084  $0.766  $0.986     --      --      --     --
    Accumulation Unit Value at end of period                          $1.429 $1.249  $1.084  $0.766     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      16,062  8,628     148      72     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.247 $1.083  $0.766  $0.986     --      --      --     --
    Accumulation Unit Value at end of period                          $1.426 $1.247  $1.083  $0.766     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         109     26      --      --     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.243 $1.080  $0.765  $0.716     --      --      --     --
    Accumulation Unit Value at end of period                          $1.419 $1.243  $1.080  $0.765     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,870  1,376   1,200     100     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.243 $1.080  $0.765  $0.986     --      --      --     --
    Accumulation Unit Value at end of period                          $1.419 $1.243  $1.080  $0.765     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,870  1,376   1,200     100     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.238 $1.109      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.411 $1.238      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,746  1,280      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.238 $1.078  $0.765  $0.716     --      --      --     --
    Accumulation Unit Value at end of period                          $1.411 $1.238  $1.078  $0.765     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,746  1,280     173      12     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.237 $1.077  $0.765  $0.716     --      --      --     --
    Accumulation Unit Value at end of period                          $1.409 $1.237  $1.077  $0.765     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          64     54      40      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.233 $1.106      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.404 $1.233      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,723  1,532      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.232 $1.106      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.402 $1.232      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          73     69      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.232 $1.075  $0.764  $0.716     --      --      --     --
    Accumulation Unit Value at end of period                          $1.402 $1.232  $1.075  $0.764     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          73     69      65      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.230 $1.106      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.398 $1.230      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.265 $1.196  $0.985  $1.074 $1.062  $1.067  $1.034 $1.000
    Accumulation Unit Value at end of period                          $1.273 $1.265  $1.196  $0.985 $1.074  $1.062  $1.067 $1.034
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      19,647 25,452  20,968   4,739  4,605   2,684   2,071     87
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.255 $1.188  $0.980  $1.070 $1.060  $1.066  $1.045     --
    Accumulation Unit Value at end of period                          $1.261 $1.255  $1.188  $0.980 $1.070  $1.060  $1.066     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      11,203  9,070     332     314    427     379       2     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.255 $1.189  $0.981  $1.072 $1.122      --      --     --
    Accumulation Unit Value at end of period                          $1.260 $1.255  $1.189  $0.981 $1.072      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         237    140     209      65     59      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.245 $1.181  $0.977  $0.930     --      --      --     --
    Accumulation Unit Value at end of period                          $1.248 $1.245  $1.181  $0.977     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,901  2,914   2,806     467     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.245 $1.181  $0.977  $1.068 $1.119      --      --     --
    Accumulation Unit Value at end of period                          $1.248 $1.245  $1.181  $0.977 $1.068      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,901  2,914   2,806     467     10      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.241 $1.189      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.242 $1.241      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         939    881      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.241 $1.179  $0.976  $0.930     --      --      --     --
    Accumulation Unit Value at end of period                          $1.242 $1.241  $1.179  $0.976     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         939    881     170      49     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.239 $1.178  $0.976  $0.930     --      --      --     --
    Accumulation Unit Value at end of period                          $1.240 $1.239  $1.178  $0.976     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          27     43      13      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.236 $1.186      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.235 $1.236      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         235    410      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.235 $1.186      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.234 $1.235      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         175    214      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.235 $1.175  $0.975  $0.930     --      --      --     --
    Accumulation Unit Value at end of period                          $1.234 $1.235  $1.175  $0.975     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         175    214     199      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.233 $1.186      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.230 $1.233      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.002 $0.921  $0.730  $0.955 $1.106  $1.240  $1.045 $1.000
    Accumulation Unit Value at end of period                          $1.031 $1.002  $0.921  $0.730 $0.955  $1.106  $1.240 $1.045
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      22,445 28,725  28,550  23,989 34,694  35,295  27,071  3,777
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $0.994 $0.915  $0.726  $0.952 $1.104  $1.240  $1.085     --
    Accumulation Unit Value at end of period                          $1.022 $0.994  $0.915  $0.726 $0.952  $1.104  $1.240     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      10,184  7,342     672     890  1,167     825      83     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $0.994 $0.916  $0.727  $0.953 $1.142      --      --     --
    Accumulation Unit Value at end of period                          $1.021 $0.994  $0.916  $0.727 $0.953      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           1     55      70      97    122      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.986 $0.910  $0.723  $0.687     --      --      --     --
    Accumulation Unit Value at end of period                          $1.012 $0.986  $0.910  $0.723     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         858  1,338   1,560     554     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $0.986 $0.910  $0.723  $0.950 $1.139      --      --     --
    Accumulation Unit Value at end of period                          $1.012 $0.986  $0.910  $0.723 $0.950      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         858  1,338   1,560     554     38      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.983 $0.923      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.006 $0.983      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,303  1,598      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.983 $0.908  $0.723  $0.687     --      --      --     --
    Accumulation Unit Value at end of period                          $1.006 $0.983  $0.908  $0.723     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,303  1,598   1,031   1,023     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.981 $0.907  $0.723  $0.687     --      --      --     --
    Accumulation Unit Value at end of period                          $1.005 $0.981  $0.907  $0.723     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           9      9       9       9     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.979 $0.920      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.001 $0.979      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          40    124      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.978 $0.920      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.000 $0.978      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           1      2      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $0.978 $0.905  $0.722  $0.687     --      --      --     --
    Accumulation Unit Value at end of period                          $1.000 $0.978  $0.905  $0.722     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           1      2       2      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $0.976 $0.920      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $0.997 $0.976      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.272 $1.035  $0.696  $0.853 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.330 $1.272  $1.035  $0.696 $0.853      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       9,284  7,560   3,486     544    283      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.265 $1.031  $0.694  $0.852 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.321 $1.265  $1.031  $0.694 $0.852      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      23,868 10,312      18      18     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.262 $1.029  $0.693  $0.852 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.317 $1.262  $1.029  $0.693 $0.852      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          66    115     152     149     38      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.255 $1.025  $0.692  $0.706     --      --      --     --
    Accumulation Unit Value at end of period                          $1.308 $1.255  $1.025  $0.692     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          22     34      34      40     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.255 $1.025  $0.692  $0.851 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.308 $1.255  $1.025  $0.692 $0.851      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          22     34      34      40     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.251 $1.064      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.302 $1.251      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          32     32      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.251 $1.023  $0.691  $0.706     --      --      --     --
    Accumulation Unit Value at end of period                          $1.302 $1.251  $1.023  $0.691     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          32     32      32      32     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.249 $1.022  $0.691  $0.706     --      --      --     --
    Accumulation Unit Value at end of period                          $1.299 $1.249  $1.022  $0.691     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.246 $1.061      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.294 $1.246      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.245 $1.061      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.293 $1.245      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.245 $1.020  $0.691  $0.706     --      --      --     --
    Accumulation Unit Value at end of period                          $1.293 $1.245  $1.020  $0.691     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.243 $1.061      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.289 $1.243      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.027 $0.883  $0.673  $0.833 $1.040  $1.273  $0.924 $1.000
    Accumulation Unit Value at end of period                          $1.159 $1.027  $0.883  $0.673 $0.833  $1.040  $1.273 $0.924
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      18,591 20,184  11,314   7,315 13,357   9,259   5,998    657
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.019 $0.877  $0.670  $0.830 $1.038  $1.273  $1.049     --
    Accumulation Unit Value at end of period                          $1.148 $1.019  $0.877  $0.670 $0.830  $1.038  $1.273     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      52,285 38,921     497     579    671     671      58     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.019 $0.877  $0.671  $0.831 $1.032      --      --     --
    Accumulation Unit Value at end of period                          $1.148 $1.019  $0.877  $0.671 $0.831      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          66    167     163     192    103      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.011 $0.872  $0.667  $0.679     --      --      --     --
    Accumulation Unit Value at end of period                          $1.137 $1.011  $0.872  $0.667     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         326    384     353     211     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.011 $0.872  $0.667  $0.828 $1.030      --      --     --
    Accumulation Unit Value at end of period                          $1.137 $1.011  $0.872  $0.667 $0.828      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         326    384     353     211     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.007 $0.879      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.131 $1.007      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          40     35      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.007 $0.870  $0.667  $0.679     --      --      --     --
    Accumulation Unit Value at end of period                          $1.131 $1.007  $0.870  $0.667     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          40     35      13      13     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.006 $0.869  $0.667  $0.679     --      --      --     --
    Accumulation Unit Value at end of period                          $1.129 $1.006  $0.869  $0.667     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.003 $0.877      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.125 $1.003      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.002 $0.877      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.124 $1.002      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.002 $0.868  $0.666  $0.679     --      --      --     --
    Accumulation Unit Value at end of period                          $1.124 $1.002  $0.868  $0.666     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.001 $0.877      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.120 $1.001      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.518 $1.318  $0.870  $0.930 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.774 $1.518  $1.318  $0.870 $0.930      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,851  2,142   1,118     176     91      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.510 $1.312  $0.868  $0.929 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.761 $1.510  $1.312  $0.868 $0.929      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       3,201  1,814      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.507 $1.311  $0.867  $0.929 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.757 $1.507  $1.311  $0.867 $0.929      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           8      8       5       5     12      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.499 $1.305  $0.865  $0.905     --      --      --     --
    Accumulation Unit Value at end of period                          $1.745 $1.499  $1.305  $0.865     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          41     45      46      50     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.499 $1.305  $0.865  $0.928 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.745 $1.499  $1.305  $0.865 $0.928      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          41     45      46      50     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.493 $1.331      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.736 $1.493      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.493 $1.303  $0.864  $0.905     --      --      --     --
    Accumulation Unit Value at end of period                          $1.736 $1.493  $1.303  $0.864     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.492 $1.302  $0.864  $0.905     --      --      --     --
    Accumulation Unit Value at end of period                          $1.733 $1.492  $1.302  $0.864     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           3      4       4       4     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.487 $1.328      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.727 $1.487      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.486 $1.327      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.724 $1.486      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           5      5      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.486 $1.299  $0.864  $0.905     --      --      --     --
    Accumulation Unit Value at end of period                          $1.724 $1.486  $1.299  $0.864     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           5      5       2       2     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.484 $1.327      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.719 $1.484      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $2.345 $2.044  $1.507  $1.784 $1.879  $1.521  $1.017 $1.000
    Accumulation Unit Value at end of period                          $2.698 $2.345  $2.044  $1.507 $1.784  $1.879  $1.521 $1.017
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       9,042 11,102  13,302  16,179 23,556  24,723   8,978    732
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $2.327 $2.031  $1.500  $1.778 $1.875  $1.520  $1.164     --
    Accumulation Unit Value at end of period                          $2.673 $2.327  $2.031  $1.500 $1.778  $1.875  $1.520     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         458    496     526     694  1,049   1,266      70     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $2.327 $2.032  $1.502  $1.780 $1.898      --      --     --
    Accumulation Unit Value at end of period                          $2.671 $2.327  $2.032  $1.502 $1.780      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         467    475     522     550    568      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $2.308 $2.020  $1.494  $1.407     --      --      --     --
    Accumulation Unit Value at end of period                          $2.646 $2.308  $2.020  $1.494     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         259    304     224      25     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $2.308 $2.020  $1.494  $1.775 $1.894      --      --     --
    Accumulation Unit Value at end of period                          $2.646 $2.308  $2.020  $1.494 $1.775      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         259    304     224      25     24      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $2.300 $2.058      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $2.633 $2.300      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         124     94      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $2.300 $2.015  $1.493  $1.407     --      --      --     --
    Accumulation Unit Value at end of period                          $2.633 $2.300  $2.015  $1.493     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         124     94      87       4     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $2.297 $2.014  $1.493  $1.407     --      --      --     --
    Accumulation Unit Value at end of period                          $2.628 $2.297  $2.014  $1.493     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           2      2       2       2     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $2.291 $2.053      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $2.618 $2.291      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $2.289 $2.052      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $2.615 $2.289      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $2.289 $2.010  $1.492  $1.407     --      --      --     --
    Accumulation Unit Value at end of period                          $2.615 $2.289  $2.010  $1.492     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $2.285 $2.052      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $2.607 $2.285      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.372 $1.197  $0.848  $0.990 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.486 $1.372  $1.197  $0.848 $0.990      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      25,780 30,784  24,017   8,144  2,244      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.364 $1.192  $0.846  $0.989 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.476 $1.364  $1.192  $0.846 $0.989      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       8,894  9,932     387     296     97      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.362 $1.191  $0.845  $0.989 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.472 $1.362  $1.191  $0.845 $0.989      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         397    415     291     274    243      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.354 $1.186  $0.843  $0.819     --      --      --     --
    Accumulation Unit Value at end of period                          $1.462 $1.354  $1.186  $0.843     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,996  3,678   3,917     880     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.354 $1.186  $0.843  $0.988 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.462 $1.354  $1.186  $0.843 $0.988      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,996  3,678   3,917     880     18      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.349 $1.202      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.455 $1.349      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         951  1,022      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.349 $1.184  $0.843  $0.819     --      --      --     --
    Accumulation Unit Value at end of period                          $1.455 $1.349  $1.184  $0.843     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         951  1,022     224     185     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.348 $1.183  $0.843  $0.819     --      --      --     --
    Accumulation Unit Value at end of period                          $1.452 $1.348  $1.183  $0.843     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          47     47      39      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.344 $1.199      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.447 $1.344      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         144    270      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.343 $1.199      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.445 $1.343      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          58     73      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.343 $1.180  $0.842  $0.818     --      --      --     --
    Accumulation Unit Value at end of period                          $1.445 $1.343  $1.180  $0.842     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          58     73      83      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.341 $1.198      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.440 $1.341      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.108 $1.115  $1.123  $1.124 $1.098  $1.050  $1.016 $1.000
    Accumulation Unit Value at end of period                          $1.123 $1.108  $1.115  $1.123 $1.124  $1.098  $1.050 $1.016
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      15,271 19,615  25,362  79,886 77,056 102,668  60,490  9,217
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.100 $1.107  $1.118  $1.120 $1.096  $1.050      --     --
    Accumulation Unit Value at end of period                          $1.112 $1.100  $1.107  $1.118 $1.120  $1.096      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      10,091  7,868   1,494   2,541  2,565   1,751      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.100 $1.108  $1.119  $1.121 $1.102      --      --     --
    Accumulation Unit Value at end of period                          $1.112 $1.100  $1.108  $1.119 $1.121      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         320    233     650   1,947  1,265      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.091 $1.101  $1.113  $1.116     --      --      --     --
    Accumulation Unit Value at end of period                          $1.102 $1.091  $1.101  $1.113     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         855  1,018   2,550   2,334     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.091 $1.101  $1.113  $1.118 $1.100      --      --     --
    Accumulation Unit Value at end of period                          $1.102 $1.091  $1.101  $1.113 $1.118      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         855  1,018   2,550   2,334    547      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.087 $1.097      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.096 $1.087      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         693  1,049      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.087 $1.099  $1.113  $1.116     --      --      --     --
    Accumulation Unit Value at end of period                          $1.096 $1.087  $1.099  $1.113     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         693  1,049     330     134     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.086 $1.098  $1.112  $1.116     --      --      --     --
    Accumulation Unit Value at end of period                          $1.094 $1.086  $1.098  $1.112     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          94    123     157     118     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.083 $1.095      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.090 $1.083      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         173     92      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.082 $1.094      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.088 $1.082      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          44     54      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.082 $1.096  $1.112  $1.116     --      --      --     --
    Accumulation Unit Value at end of period                          $1.088 $1.082  $1.096  $1.112     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          44     54     119      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.040 $1.053      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.044 $1.040      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.295 $1.263  $1.253  $1.176 $1.111  $1.022  $1.022 $1.000
    Accumulation Unit Value at end of period                          $1.306 $1.295  $1.263  $1.253 $1.176  $1.111  $1.022 $1.022
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      10,441 12,496  12,802  15,251  7,611   5,286   5,585    696
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.285 $1.255  $1.247  $1.172 $1.109  $1.022      --     --
    Accumulation Unit Value at end of period                          $1.294 $1.285  $1.255  $1.247 $1.172  $1.109      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       4,393  3,560     425     552    274      78      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.285 $1.256  $1.248  $1.174 $1.120      --      --     --
    Accumulation Unit Value at end of period                          $1.293 $1.285  $1.256  $1.248 $1.174      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         172    162     195     209    175      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.275 $1.248  $1.242  $1.225     --      --      --     --
    Accumulation Unit Value at end of period                          $1.281 $1.275  $1.248  $1.242     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         860  1,131   1,115     368     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.275 $1.248  $1.242  $1.170 $1.117      --      --     --
    Accumulation Unit Value at end of period                          $1.281 $1.275  $1.248  $1.242 $1.170      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         860  1,131   1,115     368     10      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.271 $1.252      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.275 $1.271      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         745    737      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.271 $1.245  $1.242  $1.225     --      --      --     --
    Accumulation Unit Value at end of period                          $1.275 $1.271  $1.245  $1.242     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         745    737      67      27     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.269 $1.244  $1.241  $1.225     --      --      --     --
    Accumulation Unit Value at end of period                          $1.273 $1.269  $1.244  $1.241     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --       8     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.265 $1.248      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.268 $1.265      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          18     41      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.264 $1.248      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.266 $1.264      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          14     30      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.264 $1.241  $1.241  $1.225     --      --      --     --
    Accumulation Unit Value at end of period                          $1.266 $1.264  $1.241  $1.241     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          14     30      24      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.262 $1.248      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.262 $1.262      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.225 $1.077  $0.729  $0.929     --      --      --     --
    Accumulation Unit Value at end of period                          $1.339 $1.225  $1.077  $0.729     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      16,147 15,046   8,801      80     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.220 $1.074  $0.728  $0.929     --      --      --     --
    Accumulation Unit Value at end of period                          $1.332 $1.220  $1.074  $0.728     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      31,872 20,990      79      33     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.218 $1.073  $0.728  $0.929     --      --      --     --
    Accumulation Unit Value at end of period                          $1.330 $1.218  $1.073  $0.728     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         109     45       3      --     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.213 $1.071  $0.727  $0.671     --      --      --     --
    Accumulation Unit Value at end of period                          $1.322 $1.213  $1.071  $0.727     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,374  1,726   1,389     278     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.213 $1.071  $0.727  $0.928     --      --      --     --
    Accumulation Unit Value at end of period                          $1.322 $1.213  $1.071  $0.727     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,374  1,726   1,389     278     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.209 $1.130      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.316 $1.209      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,293  1,052      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.209 $1.068  $0.726  $0.671     --      --      --     --
    Accumulation Unit Value at end of period                          $1.316 $1.209  $1.068  $0.726     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,293  1,052      55      27     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.207 $1.068  $0.726  $0.671     --      --      --     --
    Accumulation Unit Value at end of period                          $1.313 $1.207  $1.068  $0.726     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          24     24      23       2     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.204 $1.128      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.308 $1.204      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,470  1,542      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.203 $1.127      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.307 $1.203      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          31     32      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.203 $1.065  $0.726  $0.671     --      --      --     --
    Accumulation Unit Value at end of period                          $1.307 $1.203  $1.065  $0.726     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          31     32      43      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.201 $1.127      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.303 $1.201      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                          2005    2004    2003   2002    2001    2000   1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $1.333  $1.206 $0.785  $1.143  $1.364 $1.593  $0.975  $1.000
    Accumulation Unit Value at end of period                         $1.589  $1.333 $1.206  $0.785  $1.143 $1.364  $1.593  $0.975
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     13,592  16,507 16,356  10,385  13,058 16,290   6,085     673
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                   $1.322  $1.198 $0.782  $1.139  $1.361 $1.593  $1.166      --
    Accumulation Unit Value at end of period                         $1.574  $1.322 $1.198  $0.782  $1.139 $1.361  $1.593      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      3,910   4,543    506     535     661    651      43      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                   $1.322  $1.199 $0.782  $1.141  $1.310     --      --      --
    Accumulation Unit Value at end of period                         $1.573  $1.322 $1.199  $0.782  $1.141     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        141     184    183     199     171     --      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $1.312  $1.191 $0.779  $0.760      --     --      --      --
    Accumulation Unit Value at end of period                         $1.559  $1.312 $1.191  $0.779      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      1,259   1,542  1,667     234      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                   $1.312  $1.191 $0.779  $1.137  $1.307     --      --      --
    Accumulation Unit Value at end of period                         $1.559  $1.312 $1.191  $0.779  $1.137     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      1,259   1,542  1,667     234      38     --      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.307  $1.236     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.551  $1.307     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        585     661     --      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                   $1.307  $1.189 $0.778  $0.760      --     --      --      --
    Accumulation Unit Value at end of period                         $1.551  $1.307 $1.189  $0.778      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        585     661     47      --      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $1.306  $1.188 $0.778  $0.760      --     --      --      --
    Accumulation Unit Value at end of period                         $1.548  $1.306 $1.188  $0.778      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          3       4     16      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.302  $1.232     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.542  $1.302     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         36      58     --      --      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.301  $1.232     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.540  $1.301     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          3       3     --      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $1.301  $1.186 $0.777  $0.760      --     --      --      --
    Accumulation Unit Value at end of period                         $1.540  $1.301 $1.186  $0.777      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          3       3     49       3      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $1.299  $1.232     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $1.535  $1.299     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

----------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                                                          2005    2004    2003   2002    2001    2000   1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                   $0.924  $0.901 $0.723  $0.969  $1.120 $1.223  $1.037  $1.000
    Accumulation Unit Value at end of period                         $0.998  $0.924 $0.901  $0.723  $0.969 $1.120  $1.223  $1.037
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     72,768  84,262 76,669  54,419  74,390 74,915  53,639   7,571
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                   $0.917  $0.895 $0.719  $0.965  $1.118 $1.223  $1.083      --
    Accumulation Unit Value at end of period                         $0.989  $0.917 $0.895  $0.719  $0.965 $1.118  $1.223      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                     80,531  58,867  4,662   4,021   3,384  3,132     210      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                   $0.917  $0.895 $0.720  $0.967  $1.141     --      --      --
    Accumulation Unit Value at end of period                         $0.988  $0.917 $0.895  $0.720  $0.967     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      1,255   1,075  1,301   1,362   1,195     --      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $0.910  $0.890 $0.717  $0.678      --     --      --      --
    Accumulation Unit Value at end of period                         $0.979  $0.910 $0.890  $0.717      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      4,607   5,524  5,545     933      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                   $0.910  $0.890 $0.717  $0.964  $1.138     --      --      --
    Accumulation Unit Value at end of period                         $0.979  $0.910 $0.890  $0.717  $0.964     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      4,607   5,524  5,545     933     160     --      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $0.906  $0.891     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $0.974  $0.906     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      3,207   2,176     --      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                   $0.906  $0.888 $0.716  $0.678      --     --      --      --
    Accumulation Unit Value at end of period                         $0.974  $0.906 $0.888  $0.716      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      3,207   2,176    433      87      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $0.905  $0.887 $0.716  $0.678      --     --      --      --
    Accumulation Unit Value at end of period                         $0.972  $0.905 $0.887  $0.716      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         75      84     96      57      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                   $0.903  $0.888     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $0.969  $0.903     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                        373     481     --      --      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $0.902  $0.888     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $0.967  $0.902     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         50      48     --      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                   $0.902  $0.885 $0.715  $0.678      --     --      --      --
    Accumulation Unit Value at end of period                         $0.967  $0.902 $0.885  $0.715      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         50      48     51      --      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                   $0.901  $0.888     --      --      --     --      --      --
    Accumulation Unit Value at end of period                         $0.964  $0.901     --      --      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         --      --     --      --      --     --      --      --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.395 $1.354  $1.274  $1.175 $1.098  $0.995  $1.031 $1.000
    Accumulation Unit Value at end of period                          $1.408 $1.395  $1.354  $1.274 $1.175  $1.098  $0.995 $1.031
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      52,275 54,270  45,368  24,138 19,810  11,117  11,256  3,237
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.385 $1.345  $1.268  $1.171 $1.096  $0.995  $0.995     --
    Accumulation Unit Value at end of period                          $1.395 $1.385  $1.345  $1.268 $1.171  $1.096  $0.995     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      69,360 48,826     677     810    623     175      26     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.385 $1.346  $1.270  $1.173 $1.113      --      --     --
    Accumulation Unit Value at end of period                          $1.395 $1.385  $1.346  $1.270 $1.173      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         423    335     364     227    158      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.374 $1.337  $1.263  $1.195     --      --      --     --
    Accumulation Unit Value at end of period                          $1.382 $1.374  $1.337  $1.263     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       3,334  4,122   3,812   1,166     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.374 $1.337  $1.263  $1.169 $1.111      --      --     --
    Accumulation Unit Value at end of period                          $1.382 $1.374  $1.337  $1.263 $1.169      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       3,334  4,122   3,812   1,166    131      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.369 $1.344      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.374 $1.369      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,763  2,341      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.369 $1.335  $1.263  $1.195     --      --      --     --
    Accumulation Unit Value at end of period                          $1.374 $1.369  $1.335  $1.263     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,763  2,341     746     253     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.367 $1.334  $1.262  $1.195     --      --      --     --
    Accumulation Unit Value at end of period                          $1.372 $1.367  $1.334  $1.262     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          85     85      81      13     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.363 $1.341      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.367 $1.363      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         126    168      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.362 $1.340      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.365 $1.362      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         144    149      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.362 $1.331  $1.261  $1.195     --      --      --     --
    Accumulation Unit Value at end of period                          $1.365 $1.362  $1.331  $1.261     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         144    149     104       3     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.360 $1.340      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.361 $1.360      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

----------------------------------------------------------------------------

                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.083 $1.077  $1.070  $1.007     --      --      --     --
    Accumulation Unit Value at end of period                          $1.084 $1.083  $1.077  $1.070     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      18,341 20,397  16,443  11,930     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.079 $1.074  $1.069  $1.007     --      --      --     --
    Accumulation Unit Value at end of period                          $1.078 $1.079  $1.074  $1.069     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      35,673 23,194     393     963     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.077 $1.074  $1.069  $1.007     --      --      --     --
    Accumulation Unit Value at end of period                          $1.076 $1.077  $1.074  $1.069     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         231    202      87     117     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.073 $1.071  $1.068  $1.042     --      --      --     --
    Accumulation Unit Value at end of period                          $1.070 $1.073  $1.071  $1.068     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,804  2,380   2,798     889     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.073 $1.071  $1.068  $1.007     --      --      --     --
    Accumulation Unit Value at end of period                          $1.070 $1.073  $1.071  $1.068     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,804  2,380   2,798     889     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.069 $1.072      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.064 $1.069      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,159  1,908      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.069 $1.069  $1.067  $1.042     --      --      --     --
    Accumulation Unit Value at end of period                          $1.064 $1.069  $1.069  $1.067     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       2,159  1,908   1,141     593     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.068 $1.068  $1.067  $1.042     --      --      --     --
    Accumulation Unit Value at end of period                          $1.062 $1.068  $1.068  $1.067     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          42     40      24      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.065 $1.070      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.058 $1.065      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          82     92      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.064 $1.069      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.057 $1.064      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          99    116      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.064 $1.066  $1.066  $1.042     --      --      --     --
    Accumulation Unit Value at end of period                          $1.057 $1.064  $1.066  $1.066     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          99    116      98      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.062 $1.069      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.054 $1.062      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                           2005    2004   2003    2002    2001   2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $1.051 $0.964  $0.761  $0.998 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.120 $1.051  $0.964  $0.761 $0.998      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                      10,778 10,132   7,939   3,514    997      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.046 $0.960  $0.759  $0.997 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.112 $1.046  $0.960  $0.759 $0.997      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       7,328  5,074     331     158     40      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                    $1.044 $0.959  $0.758  $0.997 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.110 $1.044  $0.959  $0.758 $0.997      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                         272    165     146     164    221      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.038 $0.955  $0.757  $0.747     --      --      --     --
    Accumulation Unit Value at end of period                          $1.102 $1.038  $0.955  $0.757     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,111  1,346   1,179     236     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                    $1.038 $0.955  $0.757  $0.996 $1.000      --      --     --
    Accumulation Unit Value at end of period                          $1.102 $1.038  $0.955  $0.757 $0.996      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,111  1,346   1,179     236     30      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.034 $0.959      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.096 $1.034      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,780  1,224      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.034 $0.953  $0.756  $0.747     --      --      --     --
    Accumulation Unit Value at end of period                          $1.096 $1.034  $0.953  $0.756     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                       1,780  1,224     204      13     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.033 $0.952  $0.756  $0.747     --      --      --     --
    Accumulation Unit Value at end of period                          $1.094 $1.033  $0.952  $0.756     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          26     26      16      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.030 $0.956      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.090 $1.030      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          63     87      --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.029 $0.956      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.089 $1.029      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          79     69      --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                    $1.029 $0.950  $0.755  $0.747     --      --      --     --
    Accumulation Unit Value at end of period                          $1.089 $1.029  $0.950  $0.755     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          79     69      51       3     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                    $1.028 $0.956      --      --     --      --      --     --
    Accumulation Unit Value at end of period                          $1.085 $1.028      --      --     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                          --     --      --      --     --      --      --     --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

----------------------------------------------------------------------------

                                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                                 2005   2004   2003   2002  2001   2000   1999   1998
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.303 $1.112 $0.796 $0.975    --     --     --     --
    Accumulation Unit Value at end of period                               $1.390 $1.303 $1.112 $0.796    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                           10,135  8,486  3,796    255    --     --     --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.297 $1.110 $0.795 $0.975    --     --     --     --
    Accumulation Unit Value at end of period                               $1.382 $1.297 $1.110 $0.795    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                            9,994  4,636    177     83    --     --     --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.296 $1.109 $0.795 $0.975    --     --     --     --
    Accumulation Unit Value at end of period                               $1.380 $1.296 $1.109 $0.795    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                              114     26     --     --    --     --     --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                         $1.290 $1.106 $0.794 $0.737    --     --     --     --
    Accumulation Unit Value at end of period                               $1.372 $1.290 $1.106 $0.794    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                            1,234  1,661  1,032    113    --     --     --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.290 $1.106 $0.794 $0.975    --     --     --     --
    Accumulation Unit Value at end of period                               $1.372 $1.290 $1.106 $0.794    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                            1,234  1,661  1,032    113    --     --     --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                         $1.286 $1.137     --     --    --     --     --     --
    Accumulation Unit Value at end of period                               $1.365 $1.286     --     --    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                              949    648     --     --    --     --     --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                         $1.286 $1.104 $0.793 $0.737    --     --     --     --
    Accumulation Unit Value at end of period                               $1.365 $1.286 $1.104 $0.793    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                              949    648    101     19    --     --     --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period                         $1.284 $1.103 $0.793 $0.737    --     --     --     --
    Accumulation Unit Value at end of period                               $1.363 $1.284 $1.103 $0.793    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                               46     31     14     --    --     --     --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                         $1.281 $1.134     --     --    --     --     --     --
    Accumulation Unit Value at end of period                               $1.358 $1.281     --     --    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                               95    129     --     --    --     --     --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period                         $1.280 $1.134     --     --    --     --     --     --
    Accumulation Unit Value at end of period                               $1.356 $1.280     --     --    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                               65     58     --     --    --     --     --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                         $1.280 $1.100 $0.793 $0.737    --     --     --     --
    Accumulation Unit Value at end of period                               $1.356 $1.280 $1.100 $0.793    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                               65     58     42     --    --     --     --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                         $1.278 $1.134     --     --    --     --     --     --
    Accumulation Unit Value at end of period                               $1.352 $1.278     --     --    --     --     --     --
    Number of Accumulation Units outstanding at end of period (in
      thousands)                                                               --     --     --     --    --     --     --     --

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005


                                                                EVERGREEN VA
                             EVERGREEN VA      EVERGREEN VA     INTERNATIONAL
                            BALANCED FUND      GROWTH FUND       EQUITY FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           ----------------  ----------------  ---------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........        --                --                --
      Class IB...........        --                --                --
      Other class........          140,307           167,769           614,431
                           ===============   ===============   ===============
    Cost:
      Class IA...........        --                --                --
      Class IB...........        --                --                --
      Other class........  $     1,686,374   $     1,916,644   $     6,915,113
                           ===============   ===============   ===============
    Market Value:
      Class IA...........        --                --                --
      Class IB...........        --                --                --
      Other class........  $     1,982,537   $     2,466,203   $     8,792,503
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --                --
  Receivable from fund
   shares sold...........            7,815               231             1,327
  Other assets...........        --                        3         --
                           ---------------   ---------------   ---------------
  Total Assets...........        1,990,352         2,466,437         8,793,830
                           ---------------   ---------------   ---------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            7,815               231             1,327
  Payable for fund shares
   purchased.............        --                --                --
  Other liabilities......                4         --                       51
                           ---------------   ---------------   ---------------
  Total Liabilities......            7,819               231             1,378
                           ---------------   ---------------   ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     1,982,533   $     2,466,206   $     8,792,452
                           ===============   ===============   ===============

(a) Formerly Evergreen VA Foundation Fund Sub-Account. Change effective April 15, 2005.
(b) Effective April 15, 2005, Evergreen VA Special Equity Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                             EVERGREEN VA       EVERGREEN VA                             HARTFORD TOTAL
                            EVERGREEN VA    SPECIAL VALUES    FUNDAMENTAL LARGE    HARTFORD ADVISERS       RETURN BOND
                             OMEGA FUND          FUND             CAP FUND             HLS FUND             HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (C)(D)       SUB-ACCOUNT        SUB-ACCOUNT (E)
                           ---------------  ---------------  -------------------  -------------------  -------------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........        --               --                --                   176,908,742            87,523,501
      Class IB...........        --               --                --                    41,626,597            58,637,160
      Other class........         154,884          414,543             165,035            --                   --
                           ===============  ===============    ===============    ===================  ===================
    Cost:
      Class IA...........        --               --                --            $    3,577,365,140   $       976,122,204
      Class IB...........        --               --                --                   934,728,867           691,509,739
      Other class........  $    2,182,473   $    5,942,232     $     2,504,094            --                   --
                           ===============  ===============    ===============    ===================  ===================
    Market Value:
      Class IA...........        --               --                --            $    3,985,630,469   $       986,265,838
      Class IB...........        --               --                --                   944,723,815           656,916,683
      Other class........  $    2,600,494   $    6,686,585     $     2,952,478            --                   --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --               --                     2,245            --                   --
  Receivable from fund
   shares sold...........           9,856              222          --                     3,799,158               402,004
  Other assets...........              26         --                       468                33,224                 1,471
                           ---------------  ---------------    ---------------    -------------------  -------------------
  Total Assets...........       2,610,376        6,686,807           2,955,191         4,934,186,666         1,643,585,996
                           ---------------  ---------------    ---------------    -------------------  -------------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           9,856              222          --                     3,799,158               402,004
  Payable for fund shares
   purchased.............        --               --                     2,245            --                   --
  Other liabilities......        --                      5          --                    --                   --
                           ---------------  ---------------    ---------------    -------------------  -------------------
  Total Liabilities......           9,856              227               2,245             3,799,158               402,004
                           ---------------  ---------------    ---------------    -------------------  -------------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    2,600,520   $    6,686,580     $     2,952,946    $    4,930,387,508   $     1,643,183,992
                           ===============  ===============    ===============    ===================  ===================


                            HARTFORD CAPITAL
                              APPRECIATION
                                HLS FUND
                               SUB-ACCOUNT
                           -------------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........           94,818,978
      Class IB...........           32,179,704
      Other class........          --
                           ===================
    Cost:
      Class IA...........  $     3,834,670,837
      Class IB...........        1,355,814,573
      Other class........          --
                           ===================
    Market Value:
      Class IA...........  $     5,024,159,221
      Class IB...........        1,697,400,482
      Other class........          --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          --
  Receivable from fund
   shares sold...........            4,083,365
  Other assets...........               41,904
                           -------------------
  Total Assets...........        6,725,684,972
                           -------------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            4,083,365
  Payable for fund shares
   purchased.............          --
  Other liabilities......          --
                           -------------------
  Total Liabilities......            4,083,365
                           -------------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     6,721,601,607
                           ===================

(c) Formerly Evergreen VA Growth and Income Fund Sub-Account. Change effective April 15, 2005.
(d) Effective April 15, 2005, Evergreen VA Fund Sub-Account merged with Evergreen VA Fundamental Large Cap Fund Sub-Account.
(e)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                            HARTFORD DIVIDEND                      HARTFORD GLOBAL
                             AND GROWTH HLS      HARTFORD FOCUS     ADVISERS HLS
                                  FUND              HLS FUND            FUND
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ----------------  -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........         137,476,763         3,468,418          17,300,256
      Class IB...........          50,857,405         3,291,481           4,619,167
      Other class........          --                 --                 --
                           ===================  ================  =================
    Cost:
      Class IA...........  $    2,403,388,624   $    33,554,129   $     199,464,854
      Class IB...........         905,387,574        29,945,718          49,911,555
      Other class........          --                 --                 --
                           ===================  ================  =================
    Market Value:
      Class IA...........  $    2,851,340,087   $    36,638,678   $     215,911,411
      Class IB...........       1,051,477,871        34,675,601          57,310,001
      Other class........          --                 --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          --                 --                 --
  Receivable from fund
   shares sold...........           1,446,800            48,123             331,255
  Other assets...........              13,301         --                      1,559
                           -------------------  ----------------  -----------------
  Total Assets...........       3,904,278,059        71,362,402         273,554,226
                           -------------------  ----------------  -----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           1,446,800            48,123             331,255
  Payable for fund shares
   purchased.............          --                 --                 --
  Other liabilities......          --                       156          --
                           -------------------  ----------------  -----------------
  Total Liabilities......           1,446,800            48,279             331,255
                           -------------------  ----------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    3,902,831,259   $    71,314,123   $     273,222,971
                           ===================  ================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                             HARTFORD GLOBAL
                           HARTFORD GLOBAL      FINANCIAL                          HARTFORD GLOBAL   HARTFORD GLOBAL
                            COMMUNICATIONS       SERVICES       HARTFORD GLOBAL      LEADERS HLS      TECHNOLOGY HLS
                               HLS FUND          HLS FUND       HEALTH HLS FUND         FUND               FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  -----------------  -----------------  ----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........          962,220           963,307          7,442,802         21,389,832         6,515,112
      Class IB...........          993,264         1,258,262          5,292,001         11,698,032         5,671,808
      Other class........        --                --                 --                 --                --
                           ================  ================  =================  =================  ================
    Cost:
      Class IA...........  $     5,593,551   $     8,780,732   $     99,167,325   $    364,616,733   $    54,491,914
      Class IB...........        5,620,447        10,864,952         72,352,330        180,963,415        28,938,491
      Other class........        --                --                 --                 --                --
                           ================  ================  =================  =================  ================
    Market Value:
      Class IA...........  $     9,673,289   $    11,149,736   $    131,424,349   $    400,858,256   $    35,693,424
      Class IB...........        9,947,978        14,529,589         92,446,003        218,273,002        30,775,966
      Other class........        --                --                 --                 --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --                 --                 --                --
  Receivable from fund
   shares sold...........           22,633            32,452            119,046            282,549            51,773
  Other assets...........        --                --                     2,547              5,539               341
                           ----------------  ----------------  -----------------  -----------------  ----------------
  Total Assets...........       19,643,900        25,711,777        223,991,945        619,419,346        66,521,504
                           ----------------  ----------------  -----------------  -----------------  ----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           22,633            32,452            119,046            282,549            51,773
  Payable for fund shares
   purchased.............        --                --                 --                 --                --
  Other liabilities......              147               136          --                 --                --
                           ----------------  ----------------  -----------------  -----------------  ----------------
  Total Liabilities......           22,780            32,588            119,046            282,549            51,773
                           ----------------  ----------------  -----------------  -----------------  ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    19,621,120   $    25,679,189   $    223,872,899   $    619,136,797   $    66,469,731
                           ================  ================  =================  =================  ================


                               HARTFORD
                              DISCIPLINED
                            EQUITY HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........         33,300,592
      Class IB...........         22,107,485
      Other class........         --
                           =================
    Cost:
      Class IA...........  $     411,821,168
      Class IB...........        245,322,981
      Other class........         --
                           =================
    Market Value:
      Class IA...........  $     421,580,991
      Class IB...........        278,034,452
      Other class........         --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --
  Receivable from fund
   shares sold...........            286,469
  Other assets...........                240
                           -----------------
  Total Assets...........        699,902,152
                           -----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            286,469
  Payable for fund shares
   purchased.............         --
  Other liabilities......         --
                           -----------------
  Total Liabilities......            286,469
                           -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     699,615,683
                           =================

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                               HARTFORD GROWTH
                            HARTFORD GROWTH     OPPORTUNITIES      HARTFORD HIGH
                               HLS FUND           HLS FUND        YIELD HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........        16,687,358          5,694,630          22,113,375
      Class IB...........        13,865,712          4,877,953          20,443,916
      Other class........         --                 --                 --
                           =================  =================  =================
    Cost:
      Class IA...........  $    183,707,888   $    141,033,693   $     211,367,004
      Class IB...........       150,180,762        115,344,658         190,287,772
      Other class........         --                 --                 --
                           =================  =================  =================
    Market Value:
      Class IA...........  $    209,322,447   $    171,264,843   $     216,744,861
      Class IB...........       172,274,785        145,598,113         198,374,692
      Other class........         --                 --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............            23,070             48,296          --
  Receivable from fund
   shares sold...........         --                 --                    332,273
  Other assets...........             2,829                974               2,785
                           -----------------  -----------------  -----------------
  Total Assets...........       381,623,131        316,912,226         415,454,611
                           -----------------  -----------------  -----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --                 --                    332,273
  Payable for fund shares
   purchased.............            23,070             48,296          --
  Other liabilities......         --                 --                 --
                           -----------------  -----------------  -----------------
  Total Liabilities......            23,070             48,296             332,273
                           -----------------  -----------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    381,600,061   $    316,863,930   $     415,122,338
                           =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                  HARTFORD
                                                INTERNATIONAL        HARTFORD           HARTFORD
                                                   CAPITAL         INTERNATIONAL      INTERNATIONAL
                            HARTFORD INDEX      APPRECIATION       SMALL COMPANY      OPPORTUNITIES     HARTFORD MIDCAP
                               HLS FUND           HLS FUND           HLS FUND           HLS FUND           HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........         16,940,416         16,395,816         6,152,922          43,577,263        27,861,608
      Class IB...........          4,857,029         16,493,583         5,312,466          18,010,545         2,575,279
      Other class........         --                 --                 --                 --                 --
                           =================  =================  =================  =================  =================
    Cost:
      Class IA...........  $     399,143,415  $     177,506,264  $     82,177,615   $     521,683,288  $    509,038,919
      Class IB...........        140,407,419        175,445,201        69,401,109         186,757,774        63,252,276
      Other class........         --                 --                 --                 --                 --
                           =================  =================  =================  =================  =================
    Market Value:
      Class IA...........  $     541,637,559  $     204,547,984  $     91,283,510   $     592,229,113  $    800,364,798
      Class IB...........        154,651,751        204,453,119        78,166,457         243,507,591        73,460,258
      Other class........         --                 --                 --                 --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --                 --                    44,104          --                 --
  Receivable from fund
   shares sold...........          1,779,949            131,109         --                     11,200           605,165
  Other assets...........              3,149         --                 --                      4,318            13,416
                           -----------------  -----------------  -----------------  -----------------  -----------------
  Total Assets...........        698,072,408        409,132,212       169,494,071         835,752,222       874,443,637
                           -----------------  -----------------  -----------------  -----------------  -----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          1,779,949            131,109         --                     11,200           605,165
  Payable for fund shares
   purchased.............         --                 --                    44,104          --                 --
  Other liabilities......         --                        977             1,827               4,078         --
                           -----------------  -----------------  -----------------  -----------------  -----------------
  Total Liabilities......          1,779,949            132,086            45,931              15,278           605,165
                           -----------------  -----------------  -----------------  -----------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     696,292,459  $     409,000,126  $    169,448,140   $     835,736,944  $    873,838,472
                           =================  =================  =================  =================  =================


                            HARTFORD MIDCAP
                            VALUE HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........         31,252,800
      Class IB...........         22,720,935
      Other class........         --
                           =================
    Cost:
      Class IA...........  $     318,383,048
      Class IB...........        228,410,588
      Other class........         --
                           =================
    Market Value:
      Class IA...........  $     437,952,612
      Class IB...........        317,272,074
      Other class........         --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --
  Receivable from fund
   shares sold...........            479,318
  Other assets...........              7,950
                           -----------------
  Total Assets...........        755,711,954
                           -----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            479,318
  Payable for fund shares
   purchased.............         --
  Other liabilities......         --
                           -----------------
  Total Liabilities......            479,318
                           -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     755,232,636
                           =================

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                  HARTFORD
                                                  MORTGAGE        HARTFORD SMALL
                            HARTFORD MONEY       SECURITIES           COMPANY
                            MARKET HLS FUND       HLS FUND           HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........       258,502,526          15,098,787         20,726,033
      Class IB...........       149,368,118          11,127,779          7,067,070
      Other class........         --                 --                 --
                           =================  =================  =================
    Cost:
      Class IA...........  $    258,502,526   $     168,539,973  $     263,020,201
      Class IB...........       149,368,118         130,693,585         91,657,818
      Other class........         --                 --                 --
                           =================  =================  =================
    Market Value:
      Class IA...........  $    258,502,595   $     173,602,893  $     407,575,130
      Class IB...........       149,368,118         126,855,778        136,986,319
      Other class........         --                 --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           999,621          --                 --
  Receivable from fund
   shares sold...........         --                    408,698            357,406
  Other assets...........            15,947                 870              3,331
                           -----------------  -----------------  -----------------
  Total Assets...........       408,886,281         300,868,239        544,922,186
                           -----------------  -----------------  -----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --                    408,698            357,406
  Payable for fund shares
   purchased.............           999,621          --                 --
  Other liabilities......         --                 --                 --
                           -----------------  -----------------  -----------------
  Total Liabilities......           999,621             408,698            357,406
                           -----------------  -----------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    407,886,660   $     300,459,541  $     544,564,780
                           =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                     HARTFORD U.S.
                               HARTFORD                               GOVERNMENT                          HARTFORD VALUE
                            SMALLCAP GROWTH     HARTFORD STOCK        SECURITIES       HARTFORD VALUE      OPPORTUNITIES
                               HLS FUND            HLS FUND            HLS FUND           HLS FUND           HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -------------------  -----------------  -----------------  -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........         9,398,753            47,343,534         19,125,978         10,492,591          7,639,710
      Class IB...........        10,822,870            11,074,816         22,508,699          9,294,832          6,897,002
      Other class........         --                  --                  --                 --                 --
                           =================  ===================  =================  =================  =================
    Cost:
      Class IA...........  $    165,079,924   $     1,873,324,573  $     211,599,994  $      98,825,579  $     123,596,632
      Class IB...........       187,991,359           502,022,449        253,324,714         82,629,948        110,096,069
      Other class........         --                  --                  --                 --                 --
                           =================  ===================  =================  =================  =================
    Market Value:
      Class IA...........  $    196,205,547   $     2,329,778,742  $     212,072,672  $     117,275,437  $     144,612,065
      Class IB...........       225,420,901           543,785,120        248,372,241        103,566,778        129,881,576
      Other class........         --                  --                  --                 --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --                  --                  --                 --                 --
  Receivable from fund
   shares sold...........           534,124             1,919,699             19,844            651,441             37,833
  Other assets...........             3,333                18,600         --                        445              3,412
                           -----------------  -------------------  -----------------  -----------------  -----------------
  Total Assets...........       422,163,905         2,875,502,161        460,464,757        221,494,101        274,534,886
                           -----------------  -------------------  -----------------  -----------------  -----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           534,124             1,919,699             19,844            651,441             37,833
  Payable for fund shares
   purchased.............         --                  --                  --                 --                 --
  Other liabilities......         --                  --                         405         --                 --
                           -----------------  -------------------  -----------------  -----------------  -----------------
  Total Liabilities......           534,124             1,919,699             20,249            651,441             37,833
                           -----------------  -------------------  -----------------  -----------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    421,629,781   $     2,873,582,462  $     460,444,508  $     220,842,660  $     274,497,053
                           =================  ===================  =================  =================  =================


                            HARTFORD EQUITY
                            INCOME HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........         14,812,245
      Class IB...........          5,835,680
      Other class........         --
                           =================
    Cost:
      Class IA...........  $     168,646,398
      Class IB...........         66,592,855
      Other class........         --
                           =================
    Market Value:
      Class IA...........  $     177,829,533
      Class IB...........         69,929,861
      Other class........         --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --
  Receivable from fund
   shares sold...........             41,201
  Other assets...........              3,387
                           -----------------
  Total Assets...........        247,803,982
                           -----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             41,201
  Payable for fund shares
   purchased.............         --
  Other liabilities......         --
                           -----------------
  Total Liabilities......             41,201
                           -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     247,762,781
                           =================

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                               MERCURY LARGE    JENNISON 20/20
                            MERCURY GLOBAL    CAP GROWTH V.I.        FOCUS
                           GROWTH V.I. FUND         FUND           PORTFOLIO
                            SUB-ACCOUNT (F)   SUB-ACCOUNT (G)     SUB-ACCOUNT
                           -----------------  ----------------  ---------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........         --                --                --
      Class IB...........         --                --                --
      Other class........           146,209           361,529           29,888
                            ===============   ===============    =============
    Cost:
      Class IA...........         --                --                --
      Class IB...........         --                --                --
      Other class........   $     1,605,055   $     3,117,183    $     325,959
                            ===============   ===============    =============
    Market Value:
      Class IA...........         --                --                --
      Class IB...........         --                --                --
      Other class........   $     1,606,842   $     3,976,824    $     443,232
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --                --                --
  Receivable from fund
   shares sold...........               130               361               42
  Other assets...........                 8                 2         --
                            ---------------   ---------------    -------------
  Total Assets...........         1,606,980         3,977,187          443,274
                            ---------------   ---------------    -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               130               361               42
  Payable for fund shares
   purchased.............         --                --                --
  Other liabilities......         --                --                --
                            ---------------   ---------------    -------------
  Total Liabilities......               130               361               42
                            ---------------   ---------------    -------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $     1,606,850   $     3,976,826    $     443,232
                            ===============   ===============    =============

(f) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(g) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                    WELLS FARGO
                                                             SP WILLIAM BLAIR     WELLS FARGO     ADVANTAGE TOTAL
                             JENNISON     PRUDENTIAL VALUE     INTERNATIONAL    ADVANTAGE ASSET     RETURN BOND
                             PORTFOLIO        PORTFOLIO           GROWTH        ALLOCATION FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           -------------  -----------------  -----------------  ----------------  ----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........       --              --                 --                 --                --
      Class IB...........       --              --                 --                 --                --
      Other class........        37,042            29,551             76,790          2,986,387         2,017,349
                           =============    =============      =============    ================  ================
    Cost:
      Class IA...........       --              --                 --                 --                --
      Class IB...........       --              --                 --                 --                --
      Other class........  $    553,782     $     442,499      $     392,506    $    34,165,998   $    21,018,207
                           =============    =============      =============    ================  ================
    Market Value:
      Class IA...........       --              --                 --                 --                --
      Class IB...........       --              --                 --                 --                --
      Other class........  $    758,995     $     679,382      $     572,086    $    38,972,354   $    19,891,062
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --                 --                 --                --
  Receivable from fund
   shares sold...........            72                63                 57             60,990               666
  Other assets...........       --              --                 --                       137         --
                           -------------    -------------      -------------    ----------------  ----------------
  Total Assets...........       759,067           679,445            572,143         39,033,481        19,891,728
                           -------------    -------------      -------------    ----------------  ----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            72                64                 59             60,990               666
  Payable for fund shares
   purchased.............       --              --                 --                 --                --
  Other liabilities......             3         --                 --                 --                    1,955
                           -------------    -------------      -------------    ----------------  ----------------
  Total Liabilities......            75                64                 59             60,990             2,621
                           -------------    -------------      -------------    ----------------  ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    758,992     $     679,381      $     572,084    $    38,972,491   $    19,889,107
                           =============    =============      =============    ================  ================


                              WELLS FARGO
                           ADVANTAGE EQUITY
                              INCOME FUND
                            SUB-ACCOUNT (J)
                           -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........         --
      Class IB...........         --
      Other class........         1,143,018
                           ================
    Cost:
      Class IA...........         --
      Class IB...........         --
      Other class........  $     15,746,160
                           ================
    Market Value:
      Class IA...........         --
      Class IB...........         --
      Other class........  $     19,385,581
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --
  Receivable from fund
   shares sold...........             1,041
  Other assets...........               255
                           ----------------
  Total Assets...........        19,386,877
                           ----------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             1,041
  Payable for fund shares
   purchased.............         --
  Other liabilities......         --
                           ----------------
  Total Liabilities......             1,041
                           ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     19,385,836
                           ================

(h) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(j) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                             WELLS FARGO       WELLS FARGO         WELLS FARGO
                            ADVANTAGE C&B    ADVANTAGE LARGE        ADVANTAGE
                              LARGE CAP        COMPANY CORE    INTERNATIONAL CORE
                              VALUE FUND           FUND               FUND
                           SUB-ACCOUNT (K)   SUB-ACCOUNT (L)     SUB-ACCOUNT (M)
                           ----------------  ----------------  -------------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........        --                --                 --
      Class IB...........        --                --                 --
      Other class........          363,158            73,728           1,140,910
                           ===============   ===============     ===============
    Cost:
      Class IA...........        --                --                 --
      Class IB...........        --                --                 --
      Other class........  $     2,870,840   $       890,843     $     8,428,100
                           ===============   ===============     ===============
    Market Value:
      Class IA...........        --                --                 --
      Class IB...........        --                --                 --
      Other class........  $     3,391,896   $     1,001,223     $     9,880,282
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --                 --
  Receivable from fund
   shares sold...........           38,292               220              39,429
  Other assets...........        --                       10          --
                           ---------------   ---------------     ---------------
  Total Assets...........        3,430,188         1,001,453           9,919,711
                           ---------------   ---------------     ---------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           38,292                36              39,429
  Payable for fund shares
   purchased.............        --                --                 --
  Other liabilities......                2         --                         22
                           ---------------   ---------------     ---------------
  Total Liabilities......           38,294                36              39,451
                           ---------------   ---------------     ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     3,391,894   $     1,001,417     $     9,880,260
                           ===============   ===============     ===============

(k) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.
(l)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(m) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             WELLS FARGO
                           ADVANTAGE LARGE     WELLS FARGO       WELLS FARGO       WELLS FARGO       WELLS FARGO
                            COMPANY GROWTH   ADVANTAGE MONEY   ADVANTAGE SMALL      ADVANTAGE      ADVANTAGE MULTI
                                 FUND          MARKET FUND     CAP GROWTH FUND    DISCOVERY FUND    CAP VALUE FUND
                           SUB-ACCOUNT (N)   SUB-ACCOUNT (O)   SUB-ACCOUNT (P)   SUB-ACCOUNT (Q)   SUB-ACCOUNT (Q)
                           ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........        --                --                --                --                --
      Class IB...........        --                --                --                --                --
      Other class........        2,651,641         6,052,926           582,841           11,070            14,283
                           ================  ===============   ===============    =============     =============
    Cost:
      Class IA...........        --                --                --                --                --
      Class IB...........        --                --                --                --                --
      Other class........  $    20,586,008   $     6,052,926   $     3,755,938    $     153,660     $     190,728
                           ================  ===============   ===============    =============     =============
    Market Value:
      Class IA...........        --                --                --                --                --
      Class IB...........        --                --                --                --                --
      Other class........  $    24,845,874   $     6,052,930   $     4,860,891    $     158,743     $     195,106
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --                --                --                --
  Receivable from fund
   shares sold...........            4,917               569               471         --                --
  Other assets...........              106               164         --                       2          --
                           ----------------  ---------------   ---------------    -------------     -------------
  Total Assets...........       24,850,897         6,053,663         4,861,362          158,745           195,106
                           ----------------  ---------------   ---------------    -------------     -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            4,917               569               471               23                32
  Payable for fund shares
   purchased.............        --                --                --                --                --
  Other liabilities......        --                --                        6         --                --
                           ----------------  ---------------   ---------------    -------------     -------------
  Total Liabilities......            4,917               569               477               23                32
                           ----------------  ---------------   ---------------    -------------     -------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    24,845,980   $     6,053,094   $     4,860,885    $     158,722     $     195,074
                           ================  ===============   ===============    =============     =============


                              WELLS FARGO
                               ADVANTAGE
                           OPPORTUNITY FUND
                            SUB-ACCOUNT (Q)
                           -----------------
ASSETS:
  Investments
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........           3,328
                             ============
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........    $     79,971
                             ============
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........    $     80,604
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........              67
  Other assets...........        --
                             ------------
  Total Assets...........          80,671
                             ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              67
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                             ------------
  Total Liabilities......              67
                             ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $     80,604
                             ============

(n) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(o) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(p) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(q)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
Evergreen VA Balanced Fund --
 Class I......................     1.45%       132,154   $ 0.952874  $       125,925
Evergreen VA Balanced Fund --
 Class I......................     1.75%       159,248     0.939773          149,657
Evergreen VA Balanced Fund --
 Class I......................     1.80%       756,261     0.935366          707,381
Evergreen VA Balanced Fund --
 Class I......................     1.90%       167,814     0.933496          156,654
Evergreen VA Balanced Fund --
 Class I......................     1.95%       724,808     0.933379          676,520
Evergreen VA Balanced Fund --
 Class I......................     2.00%        54,660     0.928981           50,778
Evergreen VA Balanced Fund --
 Class I......................     2.05%        14,505     0.927741           13,457
Evergreen VA Balanced Fund --
 Class I......................     2.15%       101,808     0.924228           94,094
Evergreen VA Balanced Fund --
 Class I......................     2.20%         8,737     0.923312            8,067
Evergreen VA Growth Fund --
 Class I......................     1.25%       185,206     1.312338          243,068
Evergreen VA Growth Fund --
 Class I......................     1.40%        63,450     1.299309           82,441
Evergreen VA Growth Fund --
 Class I......................     1.45%       375,999     0.942816          354,498
Evergreen VA Growth Fund --
 Class I......................     1.60%        68,642     0.934598           64,153
Evergreen VA Growth Fund --
 Class I......................     1.65%        25,077     0.933568           23,411
Evergreen VA Growth Fund --
 Class I......................     1.70%         2,365     0.932317            2,205
Evergreen VA Growth Fund --
 Class I......................     1.75%       458,523     0.929827          426,347
Evergreen VA Growth Fund --
 Class I......................     1.80%       903,609     0.925452          836,247
Evergreen VA Growth Fund --
 Class I......................     1.90%       249,248     0.923598          230,205
Evergreen VA Growth Fund --
 Class I......................     1.95%        41,903     0.923512           38,697
Evergreen VA Growth Fund --
 Class I......................     2.00%        34,707     0.919173           31,902
Evergreen VA Growth Fund --
 Class I......................     2.05%        74,173     0.917930           68,085
Evergreen VA Growth Fund --
 Class I......................     2.15%        62,821     0.914461           57,447
Evergreen VA Growth Fund --
 Class I......................     2.20%         6,313     0.913552            5,767
Evergreen VA International
 Equity Fund -- Class I.......     1.25%       343,556     1.651053          567,226
Evergreen VA International
 Equity Fund -- Class I.......     1.40%       210,781     1.634645          344,552
Evergreen VA International
 Equity Fund -- Class I.......     1.45%       595,077     1.017324          605,386
Evergreen VA International
 Equity Fund -- Class I.......     1.60%       529,541     1.008495          534,040
Evergreen VA International
 Equity Fund -- Class I.......     1.65%        56,051     1.007394           56,466
Evergreen VA International
 Equity Fund -- Class I.......     1.70%        42,661     1.006022           42,918
Evergreen VA International
 Equity Fund -- Class I.......     1.75%     1,008,556     1.003327        1,011,912
Evergreen VA International
 Equity Fund -- Class I.......     1.80%     1,489,158     0.998609        1,487,087
Evergreen VA International
 Equity Fund -- Class I.......     1.90%     3,455,664     0.996621        3,443,988
Evergreen VA International
 Equity Fund -- Class I.......     1.95%       251,216     0.996514          250,340
Evergreen VA International
 Equity Fund -- Class I.......     2.00%        40,960     0.991822           40,625
Evergreen VA International
 Equity Fund -- Class I.......     2.05%        71,824     0.990501           71,142
Evergreen VA International
 Equity Fund -- Class I.......     2.15%        98,265     0.986756           96,963
Evergreen VA International
 Equity Fund -- Class I.......     2.20%       243,267     0.985775          239,807
Evergreen VA Omega Fund --
 Class I......................     1.40%       200,388     0.807099          161,733
Evergreen VA Omega Fund --
 Class I......................     1.45%       799,543     0.631259          504,718
Evergreen VA Omega Fund --
 Class I......................     1.60%        70,391     0.625743           44,047
Evergreen VA Omega Fund --
 Class I......................     1.65%       127,296     0.625043           79,565
Evergreen VA Omega Fund --
 Class I......................     1.70%        19,778     0.624208           12,346
Evergreen VA Omega Fund --
 Class I......................     1.75%       784,201     0.622549          488,203
Evergreen VA Omega Fund --
 Class I......................     1.80%     1,155,938     0.619626          716,249
Evergreen VA Omega Fund --
 Class I......................     1.90%       300,559     0.618383          185,860

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Omega Fund --
 Class I......................     1.95%       288,809   $ 0.618303  $       178,572
Evergreen VA Omega Fund --
 Class I......................     2.00%        91,744     0.615389           56,458
Evergreen VA Omega Fund --
 Class I......................     2.05%        91,776     0.614571           56,403
Evergreen VA Omega Fund --
 Class I......................     2.15%        54,470     0.612235           33,348
Evergreen VA Omega Fund --
 Class I......................     2.20%       135,732     0.611631           83,018
Evergreen VA Special Values
 Fund -- Class I..............     1.25%        13,759     1.787161           24,593
Evergreen VA Special Values
 Fund -- Class I..............     1.40%       199,383     1.773360          353,578
Evergreen VA Special Values
 Fund -- Class I..............     1.45%       189,257     1.769633          334,915
Evergreen VA Special Values
 Fund -- Class I..............     1.60%       149,552     1.756006          262,614
Evergreen VA Special Values
 Fund -- Class I..............     1.65%        79,254     1.365646          108,233
Evergreen VA Special Values
 Fund -- Class I..............     1.70%        24,755     1.363818           33,761
Evergreen VA Special Values
 Fund -- Class I..............     1.75%       709,387     1.747003        1,239,302
Evergreen VA Special Values
 Fund -- Class I..............     1.80%     1,205,778     1.358391        1,637,918
Evergreen VA Special Values
 Fund -- Class I..............     1.90%     1,400,930     1.355694        1,899,233
Evergreen VA Special Values
 Fund -- Class I..............     1.95%       135,354     1.735121          234,856
Evergreen VA Special Values
 Fund -- Class I..............     2.00%        87,348     1.349144          117,845
Evergreen VA Special Values
 Fund -- Class I..............     2.05%       129,626     1.347345          174,651
Evergreen VA Special Values
 Fund -- Class I..............     2.15%        82,341     1.342220          110,520
Evergreen VA Special Values
 Fund -- Class I..............     2.20%       115,269     1.340881          154,561
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.25%       286,517     1.228645          352,066
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.40%        48,780     1.224789           59,745
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.45%       368,991     1.223488          451,456
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.60%       161,112     1.219662          196,502
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.65%        63,313     1.218364           77,139
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.75%       197,777     1.215829          240,463
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.80%       691,491     1.214540          839,844
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.90%       536,298     1.147585          615,448
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.95%        31,193     1.210726           37,766
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     2.05%        30,319     1.208199           36,631
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     2.15%        26,940     1.205660           32,481
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     2.20%        11,752     1.140692           13,405
Hartford Advisers HLS Fund --
 Class IA.....................     0.40%        58,051     1.074372           62,373
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%    81,343,882     1.111153       90,385,499
Hartford Advisers HLS Fund --
 Class IA.....................     0.95%     6,566,594     1.100881        7,229,038
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     5,122,790     1.100292        5,636,564
Hartford Advisers HLS Fund --
 Class IA.....................     1.10%     4,505,861     1.091566        4,918,445
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%    94,433,913     1.090110      102,943,353
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   664,969,011     4.792810    3,187,070,128
Hartford Advisers HLS Fund --
 Class IA.....................     1.30%    13,550,637     1.084525       14,696,004
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%     2,618,321     1.082654        2,834,735
Hartford Advisers HLS Fund --
 Class IA.....................     1.40%    13,572,864     4.745172       64,405,573
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%     9,007,443     4.745870       42,748,155
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%   144,318,851     1.108717      160,008,764
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%    30,424,597     4.698687      142,955,658
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%    77,298,008     1.098366       84,901,503
Hartford Advisers HLS Fund --
 Class IA.....................     1.70%     4,029,649     1.097851        4,423,955
Hartford Advisers HLS Fund --
 Class IA.....................     1.75%     2,731,352     4.674649       12,768,110
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%     2,667,728     4.666660       12,449,378

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%     8,738,651   $ 1.087589  $     9,504,061
Hartford Advisers HLS Fund --
 Class IA.....................     1.90%       363,535     1.086517          394,987
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%     2,661,165     4.642803       12,355,266
Hartford Advisers HLS Fund --
 Class IA.....................     2.00%     5,986,482     1.082022        6,477,505
Hartford Advisers HLS Fund --
 Class IA.....................     2.05%       163,972     1.080200          177,122
Hartford Advisers HLS Fund --
 Class IA.....................     2.15%       187,521     1.076105          201,792
Hartford Advisers HLS Fund --
 Class IA.....................     2.20%       325,451     1.074670          349,753
Hartford Advisers HLS Fund --
 Class IA.....................     2.30%       512,781     1.072508          549,962
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%    31,254,898     1.178754       36,841,836
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    96,271,040     1.003648       96,622,236
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%   152,060,867     1.003648      152,615,585
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%    10,399,007     0.994911       10,346,086
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%    22,606,978     0.994911       22,491,932
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%     8,616,860     0.993799        8,563,427
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%    26,821,927     0.993799       26,655,604
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%     5,488,473     0.992473        5,447,161
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%     1,546,265     0.986470        1,525,344
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%    98,894,154     0.989431       97,848,942
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    91,557,190     0.985155       90,198,024
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%   221,483,785     0.985155      218,195,858
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%    65,900,265     1.150783       75,836,904
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%    18,895,553     0.980110       18,519,720
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%    28,754,708     0.980110       28,182,776
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%     2,734,028     0.978450        2,675,110
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%    10,946,874     0.978450       10,710,969
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%    12,464,665     0.977144       12,179,772
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%     4,481,483     0.974739        4,368,276
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%       389,917     0.974739          380,067
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%     2,944,372     0.973441        2,866,173
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%     8,548,741     0.973441        8,321,695
Hartford Advisers HLS Fund --
 Class IB.....................     2.20%     7,977,007     0.978835        7,808,174
Hartford Advisers HLS Fund --
 Class IB.....................     2.25%     4,594,688     0.977172        4,489,801
Hartford Advisers HLS Fund --
 Class IB.....................     2.30%       476,652     0.976191          465,303
Hartford Advisers HLS Fund --
 Class IB.....................     2.30%        12,606     0.976191           12,305
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.40%        12,938     1.314966           17,012
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.80%    19,098,878     1.487101       28,401,960
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.95%     1,245,035     1.473353        1,834,376
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.00%     1,251,889     1.472548        1,843,466
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.10%     1,383,341     1.460862        2,020,870
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.15%    42,810,521     1.458910       62,456,697
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%   182,360,100     3.138999      572,428,170
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.30%     3,726,893     1.451437        5,409,350
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.35%     3,430,124     1.448955        4,970,095
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.40%     5,669,303     3.107780       17,618,948
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.45%     5,399,869     3.108243       16,784,106
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.50%    52,275,166     1.408340       73,621,207
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.55%        15,820     1.413941           22,369
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.60%    21,047,037     3.077360       64,769,309

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.65%    69,359,532   $ 1.395199  $    96,770,350
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.70%       423,096     1.394536          590,022
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.75%     2,496,561     3.061619        7,643,519
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.80%     2,003,486     3.056399        6,123,453
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.85%     3,333,707     1.381512        4,605,556
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.90%        19,705    13.074947          257,638
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.95%     3,454,350     3.040765       10,503,865
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.00%     2,763,231     1.374453        3,797,931
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.05%        85,067     1.372118          116,723
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.10%        25,843     1.370757           35,425
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.15%       126,055     1.366908          172,306
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.20%       144,388     1.365082          197,101
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.30%       143,519     1.362355          195,524
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.40%    26,027,580     1.422302       37,019,079
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.45%    40,901,077     1.386765       56,720,183
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.45%    56,294,763     1.386765       78,067,607
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.60%     3,265,037     1.374700        4,488,446
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.60%     8,792,180     1.374700       12,086,609
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.65%     4,286,501     1.373173        5,886,107
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.65%     8,539,459     1.373173       11,726,154
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.70%     3,776,084     1.371373        5,178,420
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.75%     1,327,731     1.363072        1,809,792
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.75%    53,732,763     1.367152       73,460,855
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.80%    44,223,177     1.361251       60,198,845
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.80%    87,746,992     1.361251      119,445,680
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.90%    77,170,782     1.388558      107,156,106
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.95%     8,209,721     1.354287       11,118,319
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.95%    27,811,398     1.354287       37,664,615
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.00%     1,457,776     1.351978        1,970,881
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.00%     3,260,695     1.351978        4,408,388
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.05%     4,708,711     1.350165        6,357,536
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.10%     1,634,778     1.346849        2,201,799
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.10%       283,762     1.346849          382,185
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.15%     1,059,211     1.345064        1,424,707
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.15%     2,736,037     1.345064        3,680,145
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.20%     7,832,603     1.198018        9,383,600
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.25%     4,095,207     1.195946        4,897,647
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.30%        93,498     1.194754          111,707
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.40%       264,832     1.379752          365,399
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%    46,611,990     1.957959       91,264,365
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.95%     3,586,774     1.939758        6,957,473
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%     3,231,015     1.938753        6,264,140
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.10%     2,812,607     1.923321        5,409,546
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%    72,255,647     1.920746      138,784,744
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%   331,507,551    11.563264    3,833,309,326
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.30%     7,393,256     1.910982       14,128,379
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%     1,728,348     1.907712        3,297,191
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.40%     7,401,863    11.448352       84,739,135

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.45%     6,832,943   $11.450038  $    78,237,455
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%   112,664,046     2.026449      228,307,944
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.60%    18,326,446    11.336253      207,753,224
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.65%    91,021,094     2.007575      182,731,673
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.70%     1,710,995     2.006620        3,433,318
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.75%     2,208,402    11.278331       24,907,094
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.80%     2,064,038    11.259088       23,239,184
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%    11,708,072     1.987912       23,274,617
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.90%       531,072     1.985924        1,054,669
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.95%     2,138,113    11.201518       23,950,111
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.00%    11,259,660     1.977731       22,268,578
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.05%       166,348     1.974409          328,440
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.10%        33,764     1.972393           66,596
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.15%     1,347,123     1.966901        2,649,658
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.20%       158,115     1.964306          310,586
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.30%     1,664,531     1.960362        3,263,083
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%    34,290,810     2.054889       70,463,809
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%   125,087,976     1.284834      160,717,284
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%   188,295,029     1.284834      241,927,855
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%    14,334,998     1.273674       18,258,115
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%    24,071,233     1.273674       30,658,904
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%    14,868,833     1.272258       18,916,991
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%    37,342,199     1.272258       47,508,911
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%     9,281,125     1.270576       11,792,375
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%     4,616,021     1.262900        5,829,572
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%   155,999,337     1.266673      197,600,148
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%   125,284,619     1.261222      158,011,718
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%   273,483,455     1.261222      344,923,350
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%    87,411,130     2.006179      175,362,373
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%    28,835,763     1.254758       36,181,904
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%    53,973,645     1.254758       67,723,863
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     5,650,703     1.252621        7,078,189
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%    13,094,779     1.252621       16,402,795
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%    19,594,704     1.250927       24,511,544
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%     7,297,756     1.247883        9,106,745
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%       718,774     1.247883          896,946
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%     3,976,051     1.246215        4,955,015
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%    12,015,106     1.246215       14,973,405
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.20%    16,147,226     1.257103       20,298,726
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.25%     9,513,785     1.254946       11,939,286
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.30%       807,995     1.253688        1,012,974
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.30%        45,139     1.253688           56,590
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.40%        55,145     1.217612           67,145
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%    85,337,907     1.399372      119,419,478
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.95%     6,274,161     1.386382        8,698,384
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%     6,083,953     1.385664        8,430,314
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.10%     5,786,811     1.374630        7,954,724
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%   103,886,584     1.372786      142,614,048

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%   579,182,513   $ 3.288844  $ 1,904,840,934
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.30%    16,344,653     1.365771       22,323,054
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%     5,134,406     1.363445        7,000,481
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%    12,824,934     3.256139       41,759,768
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%    13,981,333     3.256664       45,532,504
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%   114,264,171     1.318722      150,682,676
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.55%        13,374     1.325166           17,722
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%    47,327,471     3.224234      152,594,841
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%   118,012,210     1.306431      154,174,810
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%     2,090,500     1.305826        2,729,829
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%     5,053,740     3.207735       16,211,058
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%     4,498,339     3.202269       14,404,892
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%    10,590,008     1.293634       13,699,595
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.90%       445,770     1.292344          576,088
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%     5,724,449     3.185876       18,237,386
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%     8,287,517     1.287020       10,666,200
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.05%       184,914     1.284829          237,582
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.10%        16,613     1.283549           21,324
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%       419,792     1.279980          537,325
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.20%       378,075     1.278265          483,280
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.30%       691,811     1.275711          882,551
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%    36,090,294     1.333084       48,111,394
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    66,703,771     1.363682       90,962,732
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    91,747,111     1.363682      125,113,883
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     6,066,494     1.351789        8,200,620
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%    14,635,042     1.351789       19,783,489
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%     7,549,662     1.350310       10,194,384
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%    15,551,843     1.350310       20,999,809
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%     6,528,975     1.348509        8,804,382
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%     2,373,779     1.340357        3,181,711
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%    83,618,026     1.344394      112,415,572
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    73,107,300     1.338571       97,859,312
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%   166,683,451     1.338571      223,117,634
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%   107,256,934     1.301440      139,588,465
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%    16,140,316     1.331726       21,494,478
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%    41,583,584     1.331726       55,377,940
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     2,552,449     1.329449        3,393,351
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     7,437,619     1.329449        9,887,935
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%     9,832,056     1.327668       13,053,706
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%     3,035,179     1.324428        4,019,876
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%       621,217     1.324428          822,758
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     2,457,591     1.322644        3,250,518
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     5,522,162     1.322644        7,303,854
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.20%    13,854,520     1.109366       15,369,733
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.25%     7,962,641     1.107476        8,818,434
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.30%       117,182     1.106360          129,645
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.30%        48,430     1.106360           53,581
Hartford Focus HLS Fund --
 Class IA.....................     0.80%     1,411,875     1.098391        1,550,791

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Focus HLS Fund --
 Class IA.....................     0.95%       200,366   $ 1.090694  $       218,538
Hartford Focus HLS Fund --
 Class IA.....................     1.00%       114,081     1.088149          124,137
Hartford Focus HLS Fund --
 Class IA.....................     1.10%        59,790     1.082025           64,695
Hartford Focus HLS Fund --
 Class IA.....................     1.15%     1,577,336     1.080585        1,704,446
Hartford Focus HLS Fund --
 Class IA.....................     1.25%    18,377,940     1.075524       19,765,915
Hartford Focus HLS Fund --
 Class IA.....................     1.30%        69,347     1.075042           74,551
Hartford Focus HLS Fund --
 Class IA.....................     1.35%        56,745     1.073204           60,899
Hartford Focus HLS Fund --
 Class IA.....................     1.40%       723,543     1.068029          772,765
Hartford Focus HLS Fund --
 Class IA.....................     1.45%     1,389,709     1.065536        1,480,785
Hartford Focus HLS Fund --
 Class IA.....................     1.50%     2,398,805     1.063037        2,550,018
Hartford Focus HLS Fund --
 Class IA.....................     1.60%     3,286,557     1.058107        3,477,529
Hartford Focus HLS Fund --
 Class IA.....................     1.65%     2,467,403     1.055636        2,604,680
Hartford Focus HLS Fund --
 Class IA.....................     1.70%        22,670     1.053169           23,875
Hartford Focus HLS Fund --
 Class IA.....................     1.75%       202,302     1.052668          212,957
Hartford Focus HLS Fund --
 Class IA.....................     1.80%       513,921     1.050890          540,075
Hartford Focus HLS Fund --
 Class IA.....................     1.85%       345,528     1.045797          361,352
Hartford Focus HLS Fund --
 Class IA.....................     1.90%        24,529     1.044763           25,627
Hartford Focus HLS Fund --
 Class IA.....................     1.95%       321,785     1.045516          336,431
Hartford Focus HLS Fund --
 Class IA.....................     2.00%       434,751     1.040457          452,340
Hartford Focus HLS Fund --
 Class IA.....................     2.05%        20,436     1.038682           21,226
Hartford Focus HLS Fund --
 Class IA.....................     2.15%        30,265     1.034759           31,317
Hartford Focus HLS Fund --
 Class IA.....................     2.20%         5,886     1.033380            6,082
Hartford Focus HLS Fund --
 Class IA.....................     2.30%        98,766     1.031321          101,859
Hartford Focus HLS Fund --
 Class IB.....................     1.40%       739,540     1.055422          780,527
Hartford Focus HLS Fund --
 Class IB.....................     1.45%     9,288,536     1.054003        9,790,145
Hartford Focus HLS Fund --
 Class IB.....................     1.60%     1,245,707     1.046634        1,303,800
Hartford Focus HLS Fund --
 Class IB.....................     1.65%     1,738,464     1.044207        1,815,316
Hartford Focus HLS Fund --
 Class IB.....................     1.70%       254,657     1.042812          265,559
Hartford Focus HLS Fund --
 Class IB.....................     1.75%     2,893,120     1.038316        3,003,973
Hartford Focus HLS Fund --
 Class IB.....................     1.80%    11,118,497     1.036927       11,529,069
Hartford Focus HLS Fund --
 Class IB.....................     1.90%     1,865,964     1.034017        1,929,439
Hartford Focus HLS Fund --
 Class IB.....................     1.95%     1,908,558     1.031622        1,968,910
Hartford Focus HLS Fund --
 Class IB.....................     2.00%       621,791     1.029844          640,347
Hartford Focus HLS Fund --
 Class IB.....................     2.05%       405,115     1.028479          416,652
Hartford Focus HLS Fund --
 Class IB.....................     2.10%       157,764     1.025975          161,862
Hartford Focus HLS Fund --
 Class IB.....................     2.15%       634,846     1.024594          650,460
Hartford Focus HLS Fund --
 Class IB.....................     2.20%       152,737     1.023570          156,337
Hartford Focus HLS Fund --
 Class IB.....................     2.25%       241,028     1.022537          246,460
Hartford Focus HLS Fund --
 Class IB.....................     2.30%        16,384     1.021526           16,737
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.80%     3,871,859     1.214766        4,703,400
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.95%       353,658     1.203481          425,621
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%       242,902     1.202884          292,183
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.10%       341,387     1.193312          407,381
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%     5,989,433     1.191716        7,137,703
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%    90,310,952     1.891944      170,863,263
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.30%       972,708     1.185614        1,153,257
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.35%       410,806     1.183579          486,222
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%     2,398,338     1.873164        4,492,480

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%     1,103,250   $ 1.873450  $     2,066,884
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%     5,488,470     1.223172        6,713,343
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%     4,286,763     1.854806        7,951,114
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%     5,167,988     1.211763        6,262,376
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%        31,352     1.211209           37,974
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%       318,946     1.845329          588,560
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%       358,786     1.842162          660,942
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%        62,683     1.199907           75,214
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.90%        29,567     1.198709           35,443
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%       433,473     1.832743          794,444
Hartford Global Advisers HLS
 Fund -- Class IA.............     2.00%         4,727     1.193772            5,643
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%     2,245,214     1.005783        2,258,198
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     7,011,463     1.004440        7,042,594
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     8,100,964     1.004440        8,136,933
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       786,576     0.995710          783,202
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%     1,092,824     0.995710        1,088,136
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%     1,096,520     0.994596        1,090,594
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%     1,559,110     0.994596        1,550,685
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.70%       611,240     0.993262          607,122
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%     6,335,016     0.987294        6,254,524
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%       199,259     0.987294          196,727
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     6,041,057     0.985983        5,956,379
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%    10,427,874     0.985983       10,281,706
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.90%     2,754,039     1.806384        4,974,851
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%     1,311,480     0.980913        1,286,448
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%     2,563,444     0.980913        2,514,516
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%       104,877     0.979239          102,700
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%       628,952     0.979239          615,894
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.05%       769,275     0.977939          752,304
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%        88,855     0.975548           86,682
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%         3,149     0.975548            3,072
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%       197,628     0.974254          192,540
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%       450,787     0.974254          439,181
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.20%       826,314     0.973279          804,234
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.25%       155,934     0.972306          151,616
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.30%        27,199     0.971333           26,420
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%        95,463     1.142859          109,100
Hartford Global Communications
 HLS Fund -- Class IA.........     0.95%        18,535     1.134861           21,034
Hartford Global Communications
 HLS Fund -- Class IA.........     1.10%        11,872     1.125827           13,366
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%       596,948     1.124320          671,160
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%     4,689,112     1.119052        5,247,361
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%       237,796     1.111256          264,252
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%       212,545     1.108680          235,645
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%       968,185     1.106118        1,070,927
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%     1,171,680     1.100947        1,289,957
Hartford Global Communications
 HLS Fund -- Class IA.........     1.65%       357,158     1.098359          392,288
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%       106,949     1.095325          117,144
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%       143,817     1.093474          157,260

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Communications
 HLS Fund -- Class IA.........     1.85%        13,898   $ 1.088171  $        15,123
Hartford Global Communications
 HLS Fund -- Class IA.........     1.90%         2,083     1.087072            2,264
Hartford Global Communications
 HLS Fund -- Class IA.........     1.95%        40,880     1.087864           44,472
Hartford Global Communications
 HLS Fund -- Class IA.........     2.20%           726     1.075273              781
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%       324,928     1.098141          356,816
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%     2,448,175     1.096684        2,684,874
Hartford Global Communications
 HLS Fund -- Class IB.........     1.60%       185,196     1.088986          201,676
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%       252,020     1.086492          273,818
Hartford Global Communications
 HLS Fund -- Class IB.........     1.70%        49,268     1.085040           53,457
Hartford Global Communications
 HLS Fund -- Class IB.........     1.75%     1,277,385     1.080288        1,379,944
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%     3,172,086     1.078868        3,422,262
Hartford Global Communications
 HLS Fund -- Class IB.........     1.90%       159,282     1.075883          171,369
Hartford Global Communications
 HLS Fund -- Class IB.........     1.95%       380,287     1.073377          408,192
Hartford Global Communications
 HLS Fund -- Class IB.........     2.00%        80,289     1.071544           86,033
Hartford Global Communications
 HLS Fund -- Class IB.........     2.05%       132,478     1.070108          141,766
Hartford Global Communications
 HLS Fund -- Class IB.........     2.10%       139,339     1.067463          148,739
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%       520,553     1.066066          554,944
Hartford Global Communications
 HLS Fund -- Class IB.........     2.20%        53,354     1.065003           56,822
Hartford Global Communications
 HLS Fund -- Class IB.........     2.25%         6,813     1.063925            7,249
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.80%       352,247     1.212343          427,043
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.95%        15,397     1.203876           18,536
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.00%        20,088     1.201078           24,127
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.10%         2,792     1.194280            3,334
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.15%     1,368,800     1.192672        1,632,530
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%     3,593,841     1.187132        4,266,364
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.30%         7,020     1.186596            8,330
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.40%       307,406     1.178847          362,384
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.45%       296,846     1.176084          349,115
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.50%     1,381,199     1.173357        1,620,639
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.60%     1,346,106     1.167897        1,572,114
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.65%       329,516     1.165170          383,942
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.75%       129,749     1.161940          150,760
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.80%       150,942     1.159933          175,082
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.85%        15,940     1.154356           18,400
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.95%        97,746     1.154008          112,800
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.00%        17,313     1.148461           19,883
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.05%         2,561     1.146495            2,936
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.20%           538     1.140612              614
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%       354,735     1.164823          413,203
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%     2,574,538     1.163252        2,994,836
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.60%       289,418     1.155181          334,330
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.65%       396,852     1.152481          457,364
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.70%        49,752     1.150935           57,262
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.75%     1,835,423     1.145956        2,103,314
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.80%     4,467,692     1.144439        5,113,001
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.90%       651,584     1.141249          743,619
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.95%       834,883     1.138575          950,577
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.00%       166,495     1.136629          189,243

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.05%       259,117   $ 1.135099  $       294,124
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.10%       180,315     1.132345          204,179
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.15%       290,931     1.130837          328,996
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.20%       170,860     1.129695          193,020
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.25%       105,818     1.128570          119,423
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.30%        21,978     1.127435           24,779
Hartford Global Health HLS
 Fund -- Class IA.............     0.80%     1,780,113     2.013151        3,583,636
Hartford Global Health HLS
 Fund -- Class IA.............     0.95%       147,120     1.996115          293,668
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%       184,010     1.993421          366,810
Hartford Global Health HLS
 Fund -- Class IA.............     1.10%        82,683     1.979157          163,643
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%     2,372,554     1.976541        4,689,450
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%    43,395,049     1.962470       85,161,482
Hartford Global Health HLS
 Fund -- Class IA.............     1.30%       113,068     1.966452          222,343
Hartford Global Health HLS
 Fund -- Class IA.............     1.35%         3,046     1.963086            5,979
Hartford Global Health HLS
 Fund -- Class IA.............     1.40%     2,673,045     1.945869        5,201,394
Hartford Global Health HLS
 Fund -- Class IA.............     1.45%     2,347,869     1.943253        4,562,504
Hartford Global Health HLS
 Fund -- Class IA.............     1.50%     4,994,108     1.934865        9,662,924
Hartford Global Health HLS
 Fund -- Class IA.............     1.60%     5,775,586     1.926802       11,128,411
Hartford Global Health HLS
 Fund -- Class IA.............     1.65%     1,236,746     1.918493        2,372,688
Hartford Global Health HLS
 Fund -- Class IA.............     1.70%        22,349     1.915926           42,819
Hartford Global Health HLS
 Fund -- Class IA.............     1.75%       554,623     1.916946        1,063,182
Hartford Global Health HLS
 Fund -- Class IA.............     1.80%       747,777     1.913668        1,430,997
Hartford Global Health HLS
 Fund -- Class IA.............     1.85%       166,602     1.899715          316,497
Hartford Global Health HLS
 Fund -- Class IA.............     1.90%         3,833     1.897820            7,275
Hartford Global Health HLS
 Fund -- Class IA.............     1.95%       515,532     1.903880          981,512
Hartford Global Health HLS
 Fund -- Class IA.............     2.00%        13,934     1.890007           26,334
Hartford Global Health HLS
 Fund -- Class IA.............     2.05%         2,144     1.886780            4,045
Hartford Global Health HLS
 Fund -- Class IA.............     2.20%           860     1.877092            1,614
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%     1,296,035     1.918396        2,486,309
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%     6,372,060     1.915836       12,207,822
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%     9,666,975     1.915836       18,520,339
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%       774,998     1.899598        1,472,185
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%     1,136,119     1.899598        2,158,169
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%       705,474     1.897065        1,338,330
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%     1,800,223     1.897065        3,415,140
Hartford Global Health HLS
 Fund -- Class IB.............     1.70%       171,184     1.894542          324,314
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%     5,248,815     1.883510        9,886,195
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%       142,946     1.883510          269,240
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     6,088,903     1.881008       11,453,275
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     9,198,778     1.881008       17,302,976
Hartford Global Health HLS
 Fund -- Class IB.............     1.90%     1,243,333     1.876710        2,333,375
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%     1,070,510     1.871370        2,003,320
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%       851,766     1.871370        1,593,969
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%       280,697     1.868187          524,395
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%       438,190     1.868187          818,621
Hartford Global Health HLS
 Fund -- Class IB.............     2.05%       801,269     1.865703        1,494,930
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%       264,641     1.861100          492,523
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%        47,625     1.861100           88,635

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       384,295   $ 1.858605  $       714,253
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       408,014     1.858605          758,338
Hartford Global Health HLS
 Fund -- Class IB.............     2.20%       190,579     1.856754          353,859
Hartford Global Health HLS
 Fund -- Class IB.............     2.25%       184,056     1.854903          341,407
Hartford Global Health HLS
 Fund -- Class IB.............     2.30%         4,049     1.853044            7,502
Hartford Global Health HLS
 Fund -- Class IB.............     2.30%        15,367     1.853044           28,475
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.40%        74,769     1.183402           88,482
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%    15,632,949     1.275745       19,943,657
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.95%     1,423,713     1.263930        1,799,473
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%     1,149,027     1.263250        1,451,508
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.10%       954,908     1.253226        1,196,715
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%    19,779,603     1.251555       24,755,261
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%   123,366,108     1.873797      231,163,043
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.30%     2,081,956     1.245161        2,592,370
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%     1,206,706     1.243040        1,499,984
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%     6,563,293     1.855153       12,175,912
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%     5,313,705     1.855434        9,859,230
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%    13,638,306     1.840082       25,095,601
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.55%         2,726     1.821349            4,965
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%     9,750,261     1.836968       17,910,917
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%    21,502,288     1.822920       39,196,952
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%       496,476     1.822043          904,601
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%     1,747,262     1.827584        3,193,268
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%     1,211,198     1.824465        2,209,789
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%       399,276     1.805045          720,712
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.90%         8,568    10.335847           88,559
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%     2,132,123     1.815139        3,870,100
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.00%        56,720     1.795826          101,859
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.05%         6,155     1.792775           11,034
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.10%         2,042     1.790991            3,657
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.15%         3,384     1.785974            6,043
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%    15,082,599     0.842174       12,702,173
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    27,982,254     0.841055       23,534,615
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    28,172,913     0.841055       23,694,969
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     2,304,236     0.833698        1,921,037
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     3,821,572     0.833698        3,186,037
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     2,246,965     0.832788        1,871,246
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     6,871,413     0.832788        5,722,431
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.70%     2,408,107     0.831683        2,002,781
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%    23,376,241     0.826656       19,324,110
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%     1,529,292     0.826656        1,264,199
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%    21,092,874     0.825548       17,413,180
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%    40,462,302     0.825548       33,403,573
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.90%    22,015,556     1.788716       39,379,577
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%     3,355,153     0.821330        2,755,688
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%    19,356,075     0.821330       15,897,725
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       482,776     0.819928          395,842
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%     1,518,698     0.819928        1,245,223

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.05%     2,754,004   $ 0.818848  $     2,255,111
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       829,864     0.816834          677,861
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       384,859     0.816834          314,366
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%       412,944     0.815724          336,849
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%     1,974,150     0.815724        1,610,362
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.20%     6,183,475     0.814916        5,039,012
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.25%     2,755,852     0.814098        2,243,534
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.30%        57,306     0.813279           46,606
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%     1,094,748     0.516172          565,079
Hartford Global Technology HLS
 Fund -- Class IA.............     0.95%        87,157     0.511792           44,606
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%       144,017     0.511136           73,612
Hartford Global Technology HLS
 Fund -- Class IA.............     1.10%        40,476     0.507455           20,540
Hartford Global Technology HLS
 Fund -- Class IA.............     1.15%     4,356,242     0.506786        2,207,682
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%    44,127,275     0.503177       22,203,830
Hartford Global Technology HLS
 Fund -- Class IA.............     1.30%        27,671     0.504202           13,952
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%     2,614,841     0.498913        1,304,578
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%     1,895,838     0.498218          944,541
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%     5,715,633     0.496082        2,835,423
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%     5,851,172     0.493997        2,890,461
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%     1,703,828     0.491862          838,048
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%       126,989     0.491203           62,378
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%       970,454     0.491473          476,952
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%     1,957,815     0.490629          960,561
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%       159,782     0.487044           77,821
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%       270,028     0.488149          131,814
Hartford Global Technology HLS
 Fund -- Class IA.............     2.00%        19,982     0.484548            9,682
Hartford Global Technology HLS
 Fund -- Class IA.............     2.05%        22,897     0.483749           11,076
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%     1,494,503     0.492113          735,464
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%     8,072,373     0.491466        3,967,297
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%    10,328,218     0.491466        5,075,968
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%       938,301     0.487293          457,228
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%     1,422,069     0.487293          692,964
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%       433,572     0.486649          210,997
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%     1,683,594     0.486649          819,319
Hartford Global Technology HLS
 Fund -- Class IB.............     1.70%       354,897     0.485999          172,480
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%     6,796,315     0.483176        3,283,816
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%       544,388     0.483176          263,035
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     7,904,468     0.482512        3,814,001
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%    12,637,098     0.482512        6,097,552
Hartford Global Technology HLS
 Fund -- Class IB.............     1.90%     1,894,390     0.481403          911,965
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%     2,071,831     0.480041          994,564
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%     1,381,362     0.480041          663,110
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%       151,519     0.479210           72,610
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%       488,483     0.479210          234,086
Hartford Global Technology HLS
 Fund -- Class IB.............     2.05%     1,749,348     0.478569          837,184
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       502,003     0.477403          239,658
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       163,102     0.477403           77,865
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       538,868     0.476762          256,912

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%     1,015,828   $ 0.476762  $       484,308
Hartford Global Technology HLS
 Fund -- Class IB.............     2.20%       364,097     0.476302          173,420
Hartford Global Technology HLS
 Fund -- Class IB.............     2.25%       412,370     0.475805          196,207
Hartford Global Technology HLS
 Fund -- Class IB.............     2.30%        39,126     0.475338           18,598
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.40%        36,490     1.012174           36,933
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.80%    15,622,509     1.074914       16,792,853
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.95%     1,407,227     1.064946        1,498,620
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%     1,126,982     1.064377        1,199,533
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.10%       551,737     1.055933          582,597
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%    32,017,191     1.054512       33,762,512
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%   158,941,610     1.283934      204,070,537
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.30%     1,021,968     1.049145        1,072,193
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%     4,495,359     1.047331        4,708,129
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.40%     8,915,725     1.271160       11,333,312
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%     7,789,232     1.271369        9,902,989
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.50%    26,790,283     1.163937       31,182,202
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.55%        24,477     1.247716           30,540
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%    18,750,585     1.258710       23,601,549
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%    53,148,207     1.153106       61,285,517
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.70%       169,892     1.152555          195,810
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.75%     3,244,504     1.252278        4,063,021
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%     2,929,797     1.250140        3,662,656
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%     2,109,199     1.141776        2,408,233
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.90%         6,364    10.758210           68,465
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%     5,988,483     1.243761        7,448,242
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.00%       932,960     1.135953        1,059,799
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.05%        84,473     1.134009           95,794
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.10%        62,309     1.132895           70,589
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%       114,347     1.129742          129,183
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.20%        82,706     1.128227           93,311
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.30%       168,145     1.125954          189,324
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%    21,391,652     0.914786       19,568,784
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    28,972,949     0.913592       26,469,455
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    23,334,733     0.913592       21,318,426
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%     2,620,969     0.905643        2,373,662
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%     8,523,880     0.905643        7,719,592
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     3,492,014     0.904621        3,158,949
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     4,737,038     0.904621        4,285,224
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.70%     3,024,398     0.903414        2,732,284
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%    26,190,316     0.897968       23,518,066
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%     1,929,855     0.897968        1,732,948
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    23,320,753     0.896766       20,913,258
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    39,579,140     0.896766       35,493,227
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.90%    49,117,960     1.225316       60,185,022
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%     4,318,333     0.892178        3,852,722
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%    28,929,320     0.892178       25,810,103
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%       501,633     0.890643          446,776
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%     1,404,742     0.890643        1,251,124

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.05%     3,062,465   $ 0.889463  $     2,723,949
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%     1,318,861     0.887286        1,170,207
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%       461,398     0.887286          409,392
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       556,733     0.886094          493,318
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%     2,285,901     0.886094        2,025,523
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.20%     7,616,538     0.885215        6,742,274
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.25%     4,085,802     0.884329        3,613,193
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.30%        18,170     0.883444           16,052
Hartford Growth HLS Fund --
 Class IA.....................     0.80%     9,550,737     1.314555       12,554,965
Hartford Growth HLS Fund --
 Class IA.....................     0.95%       308,017     1.307366          402,691
Hartford Growth HLS Fund --
 Class IA.....................     1.00%       545,738     1.304944          712,157
Hartford Growth HLS Fund --
 Class IA.....................     1.10%     1,297,099     1.299509        1,685,591
Hartford Growth HLS Fund --
 Class IA.....................     1.15%    17,118,665     1.297765       22,216,004
Hartford Growth HLS Fund --
 Class IA.....................     1.25%    62,204,912     1.293037       80,433,253
Hartford Growth HLS Fund --
 Class IA.....................     1.30%     4,402,889     1.291144        5,684,764
Hartford Growth HLS Fund --
 Class IA.....................     1.35%       678,481     1.288948          874,527
Hartford Growth HLS Fund --
 Class IA.....................     1.40%     2,176,775     1.285935        2,799,192
Hartford Growth HLS Fund --
 Class IA.....................     1.45%     3,559,619     1.283575        4,569,038
Hartford Growth HLS Fund --
 Class IA.....................     1.50%    18,893,628     1.281189       24,206,308
Hartford Growth HLS Fund --
 Class IA.....................     1.60%    17,247,090     1.276512       22,016,118
Hartford Growth HLS Fund --
 Class IA.....................     1.65%    14,742,800     1.274184       18,785,040
Hartford Growth HLS Fund --
 Class IA.....................     1.70%        77,768     1.271849           98,909
Hartford Growth HLS Fund --
 Class IA.....................     1.75%     2,455,657     1.269987        3,118,652
Hartford Growth HLS Fund --
 Class IA.....................     1.80%     2,097,559     1.267835        2,659,359
Hartford Growth HLS Fund --
 Class IA.....................     1.85%     1,712,660     1.264874        2,166,299
Hartford Growth HLS Fund --
 Class IA.....................     1.90%         2,738     1.263599            3,460
Hartford Growth HLS Fund --
 Class IA.....................     1.95%     1,336,177     1.261337        1,685,370
Hartford Growth HLS Fund --
 Class IA.....................     2.00%     1,559,857     1.258395        1,962,916
Hartford Growth HLS Fund --
 Class IA.....................     2.05%        29,208     1.256247           36,693
Hartford Growth HLS Fund --
 Class IA.....................     2.15%        90,826     1.251490          113,668
Hartford Growth HLS Fund --
 Class IA.....................     2.20%        44,281     1.249812           55,343
Hartford Growth HLS Fund --
 Class IA.....................     2.30%       154,094     1.247314          192,204
Hartford Growth HLS Fund --
 Class IB.....................     1.40%     6,468,955     1.273711        8,239,579
Hartford Growth HLS Fund --
 Class IB.....................     1.45%    17,925,880     1.272021       22,802,095
Hartford Growth HLS Fund --
 Class IB.....................     1.60%     1,496,286     1.265018        1,892,829
Hartford Growth HLS Fund --
 Class IB.....................     1.65%     1,751,171     1.262680        2,211,168
Hartford Growth HLS Fund --
 Class IB.....................     1.70%     1,069,451     1.260995        1,348,572
Hartford Growth HLS Fund --
 Class IB.....................     1.75%    19,687,707     1.257442       24,756,150
Hartford Growth HLS Fund --
 Class IB.....................     1.80%    48,395,678     1.255788       60,774,712
Hartford Growth HLS Fund --
 Class IB.....................     1.90%    23,270,598     1.251630       29,126,179
Hartford Growth HLS Fund --
 Class IB.....................     1.95%     8,651,150     1.249353       10,808,340
Hartford Growth HLS Fund --
 Class IB.....................     2.00%     1,452,937     1.247204        1,812,109
Hartford Growth HLS Fund --
 Class IB.....................     2.05%     1,043,782     1.245537        1,300,069
Hartford Growth HLS Fund --
 Class IB.....................     2.10%       800,739     1.242490          994,910
Hartford Growth HLS Fund --
 Class IB.....................     2.15%     1,208,316     1.240820        1,499,303
Hartford Growth HLS Fund --
 Class IB.....................     2.20%     1,534,811     1.239577        1,902,516
Hartford Growth HLS Fund --
 Class IB.....................     2.25%     2,232,112     1.238337        2,764,106
Hartford Growth HLS Fund --
 Class IB.....................     2.30%        35,762     1.237093           44,241

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.80%     1,684,494   $ 1.474378  $     2,483,582
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.95%       102,453     1.466293          150,225
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%       167,963     1.463633          245,837
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.10%       200,256     1.457533          291,880
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%    11,361,145     1.455585       16,537,112
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%    45,636,779     1.450274       66,185,835
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.30%       348,871     1.448145          505,215
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%       892,568     1.445688        1,290,375
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%     1,728,187     1.442286        2,492,541
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%     2,907,953     1.439641        4,186,409
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%    15,600,256     1.436994       22,417,474
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%     9,983,109     1.431730       14,293,116
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%    16,061,967     1.429111       22,954,334
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.70%       108,933     1.426495          155,392
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%     1,533,360     1.424428        2,184,162
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%     2,193,033     1.421973        3,118,433
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%     1,870,017     1.418683        2,652,962
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.90%         1,509    14.610626           22,049
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%     1,538,024     1.414730        2,175,888
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.00%     1,745,589     1.411429        2,463,776
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.05%        63,555     1.409023           89,551
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.10%        15,715     1.407622           22,121
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%     1,723,360     1.403685        2,419,054
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.20%        72,830     1.401819          102,095
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.30%     1,030,955     1.399032        1,442,339
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%     5,192,517     1.428548        7,417,760
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%    16,356,578     1.426644       23,335,014
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%     2,623,254     1.418825        3,721,938
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.65%     1,974,700     1.416217        2,796,603
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.70%     1,484,049     1.414307        2,098,901
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%    10,875,897     1.410295       15,338,223
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%    30,034,145     1.408446       42,301,472
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.90%    14,553,630     1.403790       20,430,241
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%    10,435,764     1.401221       14,622,812
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%     1,204,111     1.398822        1,684,338
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.05%     1,961,105     1.396970        2,739,605
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.10%       618,130     1.393540          861,388
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%     1,054,423     1.391666        1,467,404
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.20%     3,662,683     1.390289        5,092,188
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.25%     1,174,272     1.388896        1,630,941
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.30%        23,338     1.387503           32,381
Hartford High Yield HLS
 Fund -- Class IA.............     0.80%     7,595,721     1.269021        9,639,130
Hartford High Yield HLS
 Fund -- Class IA.............     0.95%       484,455     1.257258          609,085
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%       606,920     1.256589          762,649
Hartford High Yield HLS
 Fund -- Class IA.............     1.10%       517,622     1.246604          645,269
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%    12,984,817     1.244947       16,165,409
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%    79,622,147     1.295861      103,179,235
Hartford High Yield HLS
 Fund -- Class IA.............     1.30%     1,771,342     1.238584        2,193,955

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%       405,730   $ 1.236450  $       501,665
Hartford High Yield HLS
 Fund -- Class IA.............     1.40%     3,930,920     1.282975        5,043,272
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%     3,116,678     1.283170        3,999,228
Hartford High Yield HLS
 Fund -- Class IA.............     1.50%    19,647,336     1.272609       25,003,376
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%    17,539,427     1.270425       22,282,526
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%    11,202,935     1.260723       14,123,797
Hartford High Yield HLS
 Fund -- Class IA.............     1.70%       236,608     1.260131          298,158
Hartford High Yield HLS
 Fund -- Class IA.............     1.75%     1,800,560     1.263922        2,275,767
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%     2,162,108     1.261772        2,728,088
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%     1,901,009     1.248395        2,373,210
Hartford High Yield HLS
 Fund -- Class IA.............     1.90%         5,053    10.850965           54,827
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%     1,779,158     1.255316        2,233,405
Hartford High Yield HLS
 Fund -- Class IA.............     2.00%       938,717     1.242012        1,165,898
Hartford High Yield HLS
 Fund -- Class IA.............     2.05%        27,332     1.239885           33,889
Hartford High Yield HLS
 Fund -- Class IA.............     2.10%        27,129     1.238639           33,603
Hartford High Yield HLS
 Fund -- Class IA.............     2.15%       235,177     1.235194          290,490
Hartford High Yield HLS
 Fund -- Class IA.............     2.20%       175,147     1.233535          216,050
Hartford High Yield HLS
 Fund -- Class IA.............     2.30%       159,569     1.231061          196,439
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%     6,424,867     1.198201        7,698,282
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%    12,393,976     1.196592       14,830,532
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%    22,000,855     1.196592       26,326,047
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%     1,068,429     1.186197        1,267,368
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%     3,223,469     1.186197        3,823,669
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%     1,639,863     1.184867        1,943,020
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%     2,458,346     1.184867        2,912,813
Hartford High Yield HLS
 Fund -- Class IB.............     1.70%     1,502,159     1.183281        1,777,476
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%    21,986,137     1.176157       25,859,149
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%       406,470     1.176157          478,072
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    20,092,808     1.174582       23,600,650
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    38,927,667     1.174582       45,723,737
Hartford High Yield HLS
 Fund -- Class IB.............     1.90%    12,444,604     1.236741       15,390,752
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%     4,540,623     1.168557        5,305,976
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%     5,950,681     1.168557        6,953,710
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%       847,008     1.166571          988,095
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%     2,148,454     1.166571        2,506,324
Hartford High Yield HLS
 Fund -- Class IB.............     2.05%     2,810,542     1.165020        3,274,337
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%       631,602     1.162153          734,018
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%       103,086     1.162153          119,802
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%       862,609     1.160598        1,001,142
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%     1,970,211     1.160598        2,286,623
Hartford High Yield HLS
 Fund -- Class IB.............     2.20%     2,022,973     1.159442        2,345,520
Hartford High Yield HLS
 Fund -- Class IB.............     2.25%     1,039,254     1.158281        1,203,748
Hartford Index HLS Fund --
 Class IA.....................     0.40%        16,620     1.026231           17,055
Hartford Index HLS Fund --
 Class IA.....................     0.80%     2,801,736     0.992510        2,780,751
Hartford Index HLS Fund --
 Class IA.....................     0.95%       422,644     0.983305          415,588
Hartford Index HLS Fund --
 Class IA.....................     1.00%       256,099     0.982771          251,686
Hartford Index HLS Fund --
 Class IA.....................     1.10%        49,913     0.974948           48,663
Hartford Index HLS Fund --
 Class IA.....................     1.15%     8,656,079     0.973664        8,428,112

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IA.....................     1.25%    94,720,983   $ 4.732504  $   448,267,431
Hartford Index HLS Fund --
 Class IA.....................     1.30%        81,719     0.968691           79,161
Hartford Index HLS Fund --
 Class IA.....................     1.35%       407,141     0.967048          393,725
Hartford Index HLS Fund --
 Class IA.....................     1.40%     2,629,744     4.685430       12,321,482
Hartford Index HLS Fund --
 Class IA.....................     1.45%     1,429,548     4.686138        6,699,059
Hartford Index HLS Fund --
 Class IA.....................     1.50%    22,444,577     1.031206       23,144,983
Hartford Index HLS Fund --
 Class IA.....................     1.60%     3,713,107     4.639530       17,227,072
Hartford Index HLS Fund --
 Class IA.....................     1.65%    10,184,474     1.021599       10,404,449
Hartford Index HLS Fund --
 Class IA.....................     1.70%           858     1.021111              876
Hartford Index HLS Fund --
 Class IA.....................     1.75%       437,815     4.615804        2,020,869
Hartford Index HLS Fund --
 Class IA.....................     1.80%       655,211     4.607917        3,019,157
Hartford Index HLS Fund --
 Class IA.....................     1.85%       857,831     1.011600          867,782
Hartford Index HLS Fund --
 Class IA.....................     1.90%        55,619     1.010595           56,208
Hartford Index HLS Fund --
 Class IA.....................     1.95%       433,295     4.584351        1,986,374
Hartford Index HLS Fund --
 Class IA.....................     2.00%     1,302,785     1.006434        1,311,167
Hartford Index HLS Fund --
 Class IA.....................     2.05%         9,476     1.004696            9,521
Hartford Index HLS Fund --
 Class IA.....................     2.10%        13,152     1.003699           13,200
Hartford Index HLS Fund --
 Class IA.....................     2.15%        39,841     1.000893           39,877
Hartford Index HLS Fund --
 Class IA.....................     2.20%           527     0.999561              526
Hartford Index HLS Fund --
 Class IA.....................     2.30%       136,806     0.997555          136,472
Hartford Index HLS Fund --
 Class IB.....................     1.40%     6,055,096     0.871370        5,276,229
Hartford Index HLS Fund --
 Class IB.....................     1.45%    25,124,571     0.870204       21,863,502
Hartford Index HLS Fund --
 Class IB.....................     1.45%    24,141,654     0.870204       21,008,163
Hartford Index HLS Fund --
 Class IB.....................     1.60%     2,154,826     0.862646        1,858,852
Hartford Index HLS Fund --
 Class IB.....................     1.60%     2,900,527     0.862646        2,502,128
Hartford Index HLS Fund --
 Class IB.....................     1.65%     3,039,731     0.861679        2,619,273
Hartford Index HLS Fund --
 Class IB.....................     1.65%     4,453,752     0.861679        3,837,704
Hartford Index HLS Fund --
 Class IB.....................     1.70%     1,306,689     0.860519        1,124,431
Hartford Index HLS Fund --
 Class IB.....................     1.75%    16,757,721     0.855328       14,333,348
Hartford Index HLS Fund --
 Class IB.....................     1.75%       588,519     0.855328          503,377
Hartford Index HLS Fund --
 Class IB.....................     1.80%    22,109,461     0.854180       18,885,460
Hartford Index HLS Fund --
 Class IB.....................     1.80%    40,455,583     0.854180       34,556,350
Hartford Index HLS Fund --
 Class IB.....................     1.90%     2,071,136     4.517473        9,356,300
Hartford Index HLS Fund --
 Class IB.....................     1.95%     2,698,541     0.849812        2,293,253
Hartford Index HLS Fund --
 Class IB.....................     1.95%     7,632,211     0.849812        6,485,945
Hartford Index HLS Fund --
 Class IB.....................     2.00%       618,715     0.848393          524,914
Hartford Index HLS Fund --
 Class IB.....................     2.00%     1,527,466     0.848393        1,295,891
Hartford Index HLS Fund --
 Class IB.....................     2.05%     1,660,817     0.847222        1,407,081
Hartford Index HLS Fund --
 Class IB.....................     2.10%       527,263     0.845168          445,626
Hartford Index HLS Fund --
 Class IB.....................     2.10%        17,740     0.845168           14,993
Hartford Index HLS Fund --
 Class IB.....................     2.15%       523,072     0.844039          441,493
Hartford Index HLS Fund --
 Class IB.....................     2.15%     2,208,933     0.844039        1,864,426
Hartford Index HLS Fund --
 Class IB.....................     2.20%     1,651,506     0.843191        1,392,535
Hartford Index HLS Fund --
 Class IB.....................     2.25%       869,458     0.842334          732,374
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.80%     3,793,440     1.373957        5,212,029
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.95%       147,811     1.364383          201,671
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%       548,674     1.361187          746,848
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.10%       410,368     1.353520          555,441

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%    13,788,901   $ 1.351706  $    18,638,540
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%    73,035,417     1.345402       98,261,997
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.30%     1,165,975     1.344808        1,568,012
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.35%     2,409,488     1.342521        3,234,788
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%     2,453,151     1.336022        3,277,463
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%     3,791,589     1.332908        5,053,839
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%     9,283,595     1.329803       12,345,353
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.55%        10,201     1.316431           13,429
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%    11,683,190     1.323600       15,463,870
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.65%    23,867,980     1.320506       31,517,811
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.70%        66,352     1.317437           87,415
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%     2,209,740     1.316824        2,909,839
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%     1,250,417     1.314571        1,643,762
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        21,554     1.308254           28,198
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.90%        25,875     1.306960           33,817
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%     2,508,138     1.307881        3,280,347
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     2.00%        32,272     1.301556           42,003
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     2.10%         2,138     1.298056            2,776
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%     9,274,248     1.320193       12,243,798
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%    24,035,843     1.318449       31,690,033
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%     4,295,874     1.309249        5,624,369
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%     3,967,969     1.306184        5,182,898
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.70%     1,119,454     1.304447        1,460,269
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%    15,569,237     1.298791       20,221,185
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%    42,499,801     1.297040       55,123,942
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.90%    34,950,147     1.293488       45,207,595
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%    12,885,076     1.290413       16,627,070
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%       994,374     1.288209        1,280,961
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.05%     1,176,745     1.286494        1,513,875
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.10%       594,952     1.283348          763,530
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%     1,511,383     1.281636        1,937,043
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.20%     2,978,826     1.280345        3,813,925
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.25%     1,343,144     1.279075        1,717,982
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.30%        31,764     1.277805           40,588
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.80%       469,120     1.832652          859,737
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.95%        40,318     1.819862           73,372
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%        77,241     1.815589          140,237
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.10%        94,338     1.805357          170,314
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.15%     3,002,927     1.802954        5,414,140
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%    33,337,931     1.794538       59,826,183
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.30%       118,250     1.793752          212,111
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.35%       131,776     1.790688          235,970
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.40%     1,147,194     1.782043        2,044,349
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.45%       740,227     1.777886        1,316,039
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.50%     2,850,924     1.773728        5,056,763
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%     3,532,680     1.765486        6,236,897
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.65%     3,200,533     1.761356        5,637,278
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.70%         7,808     1.757272           13,721

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.75%       809,901   $ 1.756472  $     1,422,568
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.80%       568,481     1.753485          996,823
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%        40,894     1.745011           71,361
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.90%        21,030     1.743284           36,661
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.95%       732,434     1.744507        1,277,737
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.05%         3,394     1.733122            5,881
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.10%        12,692     1.731413           21,975
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.20%         4,867     1.724279            8,393
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%     1,689,940     1.760934        2,975,873
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%     8,311,859     1.758579       14,617,060
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.60%       841,210     1.746306        1,469,010
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.65%       806,713     1.742246        1,405,493
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.70%       202,752     1.739911          352,770
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.75%     4,451,477     1.732446        7,711,943
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.80%    14,615,031     1.730137       25,286,006
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.90%     7,740,565     1.725314       13,354,904
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.95%     4,130,169     1.721267        7,109,123
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.00%       300,693     1.718331          516,689
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.05%       376,363     1.716045          645,856
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.10%       270,918     1.711823          463,763
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.15%       626,870     1.709534        1,071,656
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.20%       434,181     1.707841          741,512
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.25%       241,883     1.706129          412,683
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.30%         3,678     1.704431            6,268
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.40%         5,106     1.266757            6,471
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.80%     5,584,431     1.139455        6,363,208
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.95%       192,669     1.128895          217,503
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%       307,985     1.128309          347,502
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.10%       561,369     1.119347          628,367
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%    24,135,415     1.117841       26,979,557
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%   203,884,529     2.094602      427,056,942
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.30%     1,766,246     1.112132        1,964,299
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%     3,004,858     1.110244        3,336,126
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%     3,789,134     2.073757        7,857,743
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%     3,534,817     2.074079        7,331,489
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%    18,591,056     1.159180       21,550,380
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.55%        14,995     1.211864           18,172
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%     7,468,497     2.053440       15,336,111
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%    52,285,099     1.148348       60,041,489
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%        65,853     1.147845           75,589
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%     1,550,498     2.042962        3,167,609
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%       961,258     2.039488        1,960,474
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%       326,206     1.137169          370,952
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.90%        61,956     1.136035           70,384
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%     2,887,098     2.029046        5,858,054
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.00%        39,547     1.131318           44,740
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.10%        19,452     1.128280           21,947
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%    15,423,716     1.219069       18,802,573

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%    22,874,939   $ 0.873230  $    19,975,083
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%    17,673,813     0.873230       15,433,304
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%     1,518,124     0.865641        1,314,150
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%     5,555,770     0.865641        4,809,302
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%     2,632,958     0.864701        2,276,721
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%     3,516,588     0.864701        3,040,797
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%     3,043,464     0.863541        2,628,156
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%     1,777,835     0.858322        1,525,955
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%    25,728,412     0.860889       22,149,307
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%    18,036,648     0.857165       15,460,383
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%    34,938,223     0.857165       29,947,822
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%    50,268,666     1.190124       59,825,946
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%     3,694,638     0.852786        3,150,735
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%    29,764,341     0.852786       25,382,614
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%       670,831     0.851354          571,114
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%     1,401,622     0.851354        1,193,276
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%     2,464,873     0.850209        2,095,657
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       929,279     0.848103          788,125
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       588,125     0.848103          498,791
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%       499,143     0.846988          422,768
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%     1,956,226     0.846988        1,656,900
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.20%     6,132,963     1.154174        7,078,507
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.25%     3,013,215     1.152197        3,471,817
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%     5,840,837     2.391519       13,968,473
Hartford MidCap HLS Fund --
 Class IA.....................     0.95%       433,167     2.369344        1,026,322
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       450,514     2.368080        1,066,854
Hartford MidCap HLS Fund --
 Class IA.....................     1.15%       149,253     2.346165          350,171
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%   190,199,635     3.701843      704,089,189
Hartford MidCap HLS Fund --
 Class IA.....................     1.30%        41,559     2.334169           97,005
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%     7,474,889     3.665028       27,395,677
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%     2,951,791     3.665592       10,820,062
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%     9,042,491     2.697703       24,393,956
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%     2,315,802     3.629152        8,404,398
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%       458,162     2.672588        1,224,478
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%       466,616     2.671283        1,246,465
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%       727,728     3.610589        2,627,527
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%        63,989     3.604425          230,643
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%       258,950     2.646427          685,293
Hartford MidCap HLS Fund --
 Class IA.....................     1.90%        59,391     2.643784          157,018
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%        55,715     3.586000          199,794
Hartford MidCap HLS Fund --
 Class IA.....................     2.00%       124,082     2.632878          326,692
Hartford MidCap HLS Fund --
 Class IA.....................     2.05%         1,909     2.628381            5,017
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    19,006,161     1.451596       27,589,267
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    14,272,978     1.451596       20,718,597
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     3,193,036     1.438959        4,594,648
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     2,662,158     1.438959        3,830,737
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     2,551,323     1.437378        3,667,216
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     3,839,872     1.437378        5,519,347

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     1,368,808   $ 1.424871  $     1,950,374
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     2,523,139     1.424871        3,595,148
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%       357,093     1.417592          506,212
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%       254,883     1.417592          361,320
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%        60,404     1.415161           85,481
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%       291,356     1.415161          412,316
Hartford MidCap HLS Fund --
 Class IB.....................     2.10%       141,941     1.409818          200,111
Hartford MidCap HLS Fund --
 Class IB.....................     2.10%       104,005     1.409818          146,628
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%         9,666     1.407944           13,610
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%       148,071     1.407944          208,475
Hartford MidCap HLS Fund --
 Class IB.....................     2.30%        12,405     1.403705           17,413
Hartford MidCap HLS Fund --
 Class IB.....................     2.30%        27,938     1.403705           39,217
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.40%         7,890     1.564501           12,343
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.80%    16,074,713     1.535592       24,684,200
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.95%     1,610,906     1.524840        2,456,374
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%     1,323,658     1.521330        2,013,720
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.10%     1,142,641     1.512715        1,728,491
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.15%    20,760,495     1.510683       31,362,527
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%   152,039,891     1.503668      228,617,519
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.30%     2,470,786     1.502969        3,713,514
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.35%        96,420     1.500417          144,670
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.40%     6,443,717     1.493174        9,621,591
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.45%     8,896,103     1.489708       13,252,596
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.50%    25,779,923     1.486217       38,314,560
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.60%    31,993,809     1.479301       47,328,473
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.65%     8,893,919     1.475824       13,125,859
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.70%       396,893     1.472393          584,383
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.75%     3,445,784     1.471727        5,071,254
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.80%     4,102,032     1.469226        6,026,811
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.85%     2,995,618     1.462114        4,379,935
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.90%        25,157     1.460657           36,746
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.95%     1,999,781     1.461706        2,923,092
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.00%       951,178     1.454659        1,383,640
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.05%        46,791     1.452176           67,949
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.10%        21,805     1.450718           31,634
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.15%       144,043     1.446664          208,382
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.20%        58,067     1.444747           83,892
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.30%       110,631     1.441857          159,513
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%     6,585,694     1.475565        9,717,619
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%    53,032,712     1.473590       78,148,474
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.60%     6,588,043     1.463317        9,640,395
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.65%    10,244,755     1.459867       14,955,979
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.70%     1,954,372     1.457937        2,849,351
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%    23,417,398     1.451632       33,993,445
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.80%    78,262,522     1.449714      113,458,274
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.90%    10,741,699     1.445669       15,528,942
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.95%    12,788,757     1.442290       18,445,097
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.00%     3,731,736     1.439850        5,373,141

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.05%     2,893,313   $ 1.437912  $     4,160,329
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.10%     1,720,515     1.434393        2,467,895
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.15%     3,073,796     1.432480        4,403,151
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.20%     1,981,024     1.431031        2,834,906
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.25%       886,202     1.429608        1,266,921
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.30%         9,041     1.428172           12,912
Hartford Money Market HLS
 Fund -- Class IA.............     0.40%           944     1.062963            1,016
Hartford Money Market HLS
 Fund -- Class IA.............     0.80%     1,754,454     1.125586        1,974,789
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%        64,395     1.115170           71,811
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%        14,735     1.114566           16,423
Hartford Money Market HLS
 Fund -- Class IA.............     1.10%        21,412     1.105708           23,676
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%     6,775,431     1.104241        7,481,709
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%    99,615,170     1.928786      192,136,345
Hartford Money Market HLS
 Fund -- Class IA.............     1.30%       167,623     1.098588          184,149
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%       520,881     1.096720          571,261
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     3,174,641     1.909606        6,062,314
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%     1,070,237     1.909880        2,044,024
Hartford Money Market HLS
 Fund -- Class IA.............     1.50%    15,271,235     1.122900       17,148,069
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     5,417,915     1.890903       10,244,752
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%    10,091,050     1.112417       11,225,455
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%       319,520     1.111906          355,276
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%       821,224     1.881251        1,544,928
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%     1,069,840     1.878047        2,009,209
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%       854,885     1.101538          941,688
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%     1,266,364     1.868422        2,366,102
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%       692,705     1.095896          759,132
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%        93,690     1.094034          102,500
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%       172,501     1.089892          188,007
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%        43,989     1.088440           47,880
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%       101,952     0.997610          101,708
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%     8,505,567     1.126953        9,585,374
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    20,707,817     1.050757       21,758,884
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    21,035,262     1.050757       22,102,948
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     1,497,513     1.041631        1,559,856
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     3,339,600     1.041631        3,478,630
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     2,019,896     1.040462        2,101,625
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     2,534,081     1.040462        2,636,615
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%       709,081     1.039088          736,798
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%       456,977     1.032795          471,963
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%    10,370,906     1.035903       10,743,253
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%    13,986,325     1.031428       14,425,887
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%    26,638,713     1.031428       27,475,915
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%    10,863,544     1.100199       11,952,060
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%     4,831,994     1.026151        4,958,356
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%     6,974,017     1.026151        7,156,395
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%       894,549     1.024408          916,384
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%     1,113,072     1.024408        1,140,240
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%     1,189,558     1.023027        1,216,950

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%       208,236   $ 1.020543  $       212,514
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%        78,853     1.020543           80,473
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%       796,780     1.019155          812,042
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%     1,409,960     1.019155        1,436,967
Hartford Money Market HLS
 Fund -- Class IB.............     2.20%     1,563,715     0.968481        1,514,429
Hartford Money Market HLS
 Fund -- Class IB.............     2.25%       902,903     0.966833          872,957
Hartford Money Market HLS
 Fund -- Class IB.............     2.30%        22,172     0.965887           21,415
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%     1,309,743     1.341718        1,757,307
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.95%       164,379     1.329280          218,505
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%       116,043     1.328574          154,171
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.10%        60,432     1.318037           79,652
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%     3,642,023     1.316290        4,793,958
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%    40,727,254     2.874630      117,075,785
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.30%       159,229     1.309542          208,517
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.35%       158,050     1.307293          206,617
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%     1,372,535     2.846081        3,906,346
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%       686,893     2.846490        1,955,233
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%    10,440,937     1.306197       13,637,920
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%     5,844,412     2.818200       16,470,723
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%     4,392,785     1.294012        5,684,317
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%       172,192     1.293394          222,712
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%       613,306     2.803781        1,719,576
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%       435,795     2.798994        1,219,787
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%       859,566     1.281310        1,101,371
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.90%         5,490     1.280049            7,027
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%       452,311     2.784679        1,259,540
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.00%       745,334     1.274799          950,152
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.10%        14,308     1.271336           18,190
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%        18,328     1.267789           23,236
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.20%        14,179     1.266087           17,952
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.30%        71,620     1.263558           90,496
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%     2,770,473     1.262557        3,497,880
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%    10,294,853     1.260882       12,980,595
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%    18,427,250     1.260882       23,234,588
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       571,903     1.249909          714,827
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%     2,034,083     1.249909        2,542,419
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%       929,470     1.248523        1,160,465
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%     2,258,113     1.248523        2,819,306
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.70%       763,246     1.246849          951,653
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%     9,431,013     1.239354       11,688,363
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%       116,543     1.239354          144,438
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%    12,388,114     1.237683       15,332,559
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%    27,223,802     1.237683       33,694,436
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.90%     2,082,796     2.743858        5,714,896
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     2,130,525     1.231329        2,623,377
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     3,349,837     1.231329        4,124,752
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%       274,866     1.229242          337,877
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%       977,612     1.229242        1,201,721

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.05%       666,424   $ 1.227586  $       818,092
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%       321,649     1.224589          393,888
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%        23,963     1.224589           29,345
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       314,114     1.222936          384,142
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%     1,278,749     1.222936        1,563,828
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.20%       490,743     1.221724          599,553
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.25%       218,953     1.220498          267,232
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.30%        17,736     1.219287           21,625
Hartford Small Company HLS
 Fund -- Class IA.............     0.40%         4,679     1.377449            6,436
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%     3,177,874     1.419550        4,511,151
Hartford Small Company HLS
 Fund -- Class IA.............     0.95%       261,408     1.406399          367,644
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%       205,521     1.405666          288,894
Hartford Small Company HLS
 Fund -- Class IA.............     1.10%       135,122     1.394489          188,426
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%     4,721,042     1.392632        6,574,675
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%   141,614,187     2.278487      322,666,083
Hartford Small Company HLS
 Fund -- Class IA.............     1.30%       318,169     1.385519          440,829
Hartford Small Company HLS
 Fund -- Class IA.............     1.35%        47,340     1.383160           65,479
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%     5,560,768     2.255860       12,544,314
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%     2,012,145     2.256197        4,539,796
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%    13,591,791     1.588865       21,595,521
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%     7,648,043     2.233783       17,084,068
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%     3,910,091     1.574050        6,154,679
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%       141,254     1.573309          222,237
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%     1,122,265     2.222340        2,494,055
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%     1,012,948     2.218570        2,247,296
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%     1,259,027     1.558622        1,962,348
Hartford Small Company HLS
 Fund -- Class IA.............     1.90%        34,738     1.557072           54,090
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%       544,719     2.207202        1,202,306
Hartford Small Company HLS
 Fund -- Class IA.............     2.00%       584,536     1.550654          906,414
Hartford Small Company HLS
 Fund -- Class IA.............     2.05%         3,493     1.548032            5,407
Hartford Small Company HLS
 Fund -- Class IA.............     2.15%        35,687     1.542164           55,035
Hartford Small Company HLS
 Fund -- Class IA.............     2.20%         3,328     1.540109            5,126
Hartford Small Company HLS
 Fund -- Class IA.............     2.30%       139,103     1.537026          213,805
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     2,354,158     1.580822        3,721,505
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    22,297,178     0.827292       18,446,277
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    28,164,219     0.827292       23,300,033
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     2,817,813     0.820056        2,310,765
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     3,518,133     0.820056        2,885,066
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     1,646,997     0.819148        1,349,134
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     6,325,676     0.819148        5,181,665
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%     1,327,659     0.818066        1,086,113
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       167,440     0.813081          136,142
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%    19,031,993     0.815575       15,522,018
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    14,841,422     0.812015       12,051,457
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    38,478,988     0.812015       31,245,515
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%     3,846,449     1.543279        5,936,144
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     4,395,559     0.807851        3,550,957
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     3,231,655     0.807851        2,610,696

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       477,960   $ 0.806478  $       385,465
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%     1,667,079     0.806478        1,344,463
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%     2,200,094     0.805419        1,771,998
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       587,102     0.803418          471,689
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%        65,629     0.803418           52,728
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       968,752     0.802371          777,299
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%     1,722,655     0.802371        1,382,209
Hartford Small Company HLS
 Fund -- Class IB.............     2.20%       678,579     1.254834          851,503
Hartford Small Company HLS
 Fund -- Class IB.............     2.25%       415,769     1.252687          520,829
Hartford Small Company HLS
 Fund -- Class IB.............     2.30%        55,943     1.251419           70,008
Hartford Small Company HLS
 Fund -- Class IB.............     2.30%         4,316     1.251419            5,401
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.40%        67,125     1.394629           93,612
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.80%     1,073,111     1.374300        1,474,776
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.95%       132,346     1.366751          180,884
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%        63,806     1.364235           87,046
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.10%       179,859     1.358565          244,350
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%    15,350,106     1.356746       20,826,194
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%    48,226,473     1.351765       65,190,858
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.30%       243,522     1.349807          328,708
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%     1,939,120     1.347499        2,612,962
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%     1,760,418     1.344375        2,366,662
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%     3,738,814     1.341909        5,017,149
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%    16,146,825     1.339445       21,627,784
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.55%         8,591     1.334597           11,465
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%    10,991,604     1.334495       14,668,241
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.65%    31,872,454     1.332086       42,456,850
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.70%       108,619     1.329637          144,424
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%     2,355,640     1.327703        3,127,591
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%     2,727,324     1.325436        3,614,893
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%     1,373,920     1.322329        1,816,774
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.90%         1,908    13.409682           25,583
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%     3,683,274     1.318639        4,856,909
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.00%     1,292,684     1.315567        1,700,612
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.05%        23,999     1.313315           31,519
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.10%        17,726     1.311979           23,256
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%     1,469,506     1.308346        1,922,622
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.20%        31,144     1.306602           40,693
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.30%     1,028,057     1.303997        1,340,584
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%    10,417,299     1.337531       13,933,460
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%    21,117,917     1.335741       28,208,068
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.60%     3,450,765     1.328387        4,583,952
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%     1,956,879     1.325969        2,594,761
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.70%     1,626,639     1.324185        2,153,971
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%    17,250,509     1.320454       22,778,504
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%    42,784,471     1.318717       56,420,609
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.90%    40,115,403     1.314363       52,726,201
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%    19,430,642     1.311945       25,491,933
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%     1,083,338     1.309704        1,418,852

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.05%     2,471,714   $ 1.307964  $     3,232,913
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.10%     1,160,258     1.304745        1,513,841
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%     1,060,700     1.302999        1,382,091
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.20%     4,574,624     1.301696        5,954,770
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.25%     2,305,157     1.300405        2,997,638
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.30%        23,340     1.299100           30,321
Hartford Stock HLS Fund --
 Class IA.....................     0.80%    44,472,975     0.967155       43,012,261
Hartford Stock HLS Fund --
 Class IA.....................     0.95%     3,180,061     0.958160        3,047,008
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     3,045,506     0.957662        2,916,565
Hartford Stock HLS Fund --
 Class IA.....................     1.10%     2,521,627     0.950040        2,395,647
Hartford Stock HLS Fund --
 Class IA.....................     1.15%    62,050,716     0.948764       58,871,486
Hartford Stock HLS Fund --
 Class IA.....................     1.25%   313,939,167     5.941747    1,865,347,105
Hartford Stock HLS Fund --
 Class IA.....................     1.30%     5,429,883     0.943932        5,125,441
Hartford Stock HLS Fund --
 Class IA.....................     1.35%     4,535,970     0.942296        4,274,226
Hartford Stock HLS Fund --
 Class IA.....................     1.40%     9,492,163     5.882660       55,839,169
Hartford Stock HLS Fund --
 Class IA.....................     1.45%     5,297,970     5.883525       31,170,739
Hartford Stock HLS Fund --
 Class IA.....................     1.50%    72,768,416     0.997947       72,619,023
Hartford Stock HLS Fund --
 Class IA.....................     1.55%        19,862     1.080955           21,470
Hartford Stock HLS Fund --
 Class IA.....................     1.60%    10,193,147     5.825026       59,375,346
Hartford Stock HLS Fund --
 Class IA.....................     1.65%    80,530,689     0.988625       79,614,653
Hartford Stock HLS Fund --
 Class IA.....................     1.70%     1,254,939     0.988168        1,240,090
Hartford Stock HLS Fund --
 Class IA.....................     1.75%     1,611,069     5.795211        9,336,484
Hartford Stock HLS Fund --
 Class IA.....................     1.80%     1,155,715     5.785318        6,686,177
Hartford Stock HLS Fund --
 Class IA.....................     1.85%     4,607,316     0.978930        4,510,240
Hartford Stock HLS Fund --
 Class IA.....................     1.90%       196,314     0.977952          191,985
Hartford Stock HLS Fund --
 Class IA.....................     1.95%     1,848,777     5.755738       10,641,078
Hartford Stock HLS Fund --
 Class IA.....................     2.00%     3,206,760     0.973941        3,123,195
Hartford Stock HLS Fund --
 Class IA.....................     2.05%        74,726     0.972276           72,654
Hartford Stock HLS Fund --
 Class IA.....................     2.10%        31,152     0.971292           30,257
Hartford Stock HLS Fund --
 Class IA.....................     2.15%       373,186     0.968570          361,457
Hartford Stock HLS Fund --
 Class IA.....................     2.20%        49,655     0.967287           48,030
Hartford Stock HLS Fund --
 Class IA.....................     2.30%       211,277     0.965353          203,957
Hartford Stock HLS Fund --
 Class IB.....................     1.40%    26,231,762     1.087385       28,524,024
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    74,657,434     0.852090       63,614,853
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    89,239,103     0.852090       76,039,747
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     8,597,513     0.844686        7,262,199
Hartford Stock HLS Fund --
 Class IB.....................     1.60%    16,158,837     0.844686       13,649,144
Hartford Stock HLS Fund --
 Class IB.....................     1.65%     9,504,797     0.843719        8,019,378
Hartford Stock HLS Fund --
 Class IB.....................     1.65%    18,731,805     0.843719       15,804,379
Hartford Stock HLS Fund --
 Class IB.....................     1.70%     4,215,261     0.842601        3,551,783
Hartford Stock HLS Fund --
 Class IB.....................     1.75%     2,839,501     0.837530        2,378,167
Hartford Stock HLS Fund --
 Class IB.....................     1.75%    49,758,372     0.840053       41,799,670
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    48,809,947     0.836415       40,825,372
Hartford Stock HLS Fund --
 Class IB.....................     1.80%   101,933,647     0.836415       85,258,831
Hartford Stock HLS Fund --
 Class IB.....................     1.90%    74,392,491     1.061567       78,972,614
Hartford Stock HLS Fund --
 Class IB.....................     1.95%    10,710,411     0.832130        8,912,454
Hartford Stock HLS Fund --
 Class IB.....................     1.95%    39,867,772     0.832130       33,175,170
Hartford Stock HLS Fund --
 Class IB.....................     2.00%     2,310,202     0.830693        1,919,069

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IB.....................     2.00%     4,691,993   $ 0.830693  $     3,897,606
Hartford Stock HLS Fund --
 Class IB.....................     2.05%     8,605,278     0.829588        7,138,835
Hartford Stock HLS Fund --
 Class IB.....................     2.10%     2,496,166     0.827558        2,065,722
Hartford Stock HLS Fund --
 Class IB.....................     2.10%       692,671     0.827558          573,225
Hartford Stock HLS Fund --
 Class IB.....................     2.15%     1,210,109     0.826464        1,000,111
Hartford Stock HLS Fund --
 Class IB.....................     2.15%     5,707,287     0.826464        4,716,868
Hartford Stock HLS Fund --
 Class IB.....................     2.20%    10,445,415     0.887109        9,266,221
Hartford Stock HLS Fund --
 Class IB.....................     2.25%     5,917,595     0.885587        5,240,545
Hartford Stock HLS Fund --
 Class IB.....................     2.30%        70,901     0.884706           62,727
Hartford Stock HLS Fund --
 Class IB.....................     2.30%        67,182     0.884706           59,436
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.40%        38,680     1.128153           43,638
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.80%     2,187,730     1.111719        2,432,141
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.95%       108,447     1.105606          119,900
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%        92,053     1.103579          101,587
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.10%        84,027     1.098982           92,344
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%    17,861,876     1.097531       19,603,963
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%    75,980,016     1.093489       83,083,312
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.30%       460,734     1.091920          503,084
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%     2,222,708     1.090038        2,422,837
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.40%     3,104,439     1.087496        3,376,065
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.45%     3,770,640     1.085505        4,093,048
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%    18,340,953     1.083522       19,872,826
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.55%        20,783     1.075415           22,350
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.60%    22,302,720     1.079552       24,076,946
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.65%    35,673,429     1.077557       38,440,153
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.70%       231,251     1.075592          248,732
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.75%     2,076,645     1.074027        2,230,373
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.80%     1,989,211     1.072186        2,132,804
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%     1,803,795     1.069687        1,929,496
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.90%        10,326     1.068629           11,034
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.95%     3,980,332     1.066706        4,245,844
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.00%     2,159,342     1.064220        2,298,015
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.05%        41,950     1.062399           44,568
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.10%        20,449     1.061313           21,703
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.15%        82,040     1.058369           86,828
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.20%        99,396     1.056966          105,058
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.30%       127,202     1.054831          134,177
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%    15,335,265     1.077398       16,522,184
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%    37,907,717     1.075961       40,787,225
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.60%     4,498,241     1.070053        4,813,356
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.65%     3,116,509     1.068078        3,328,675
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.70%     1,913,493     1.066663        2,041,052
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%    23,375,410     1.063633       24,862,857
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.80%    70,946,336     1.062227       75,361,113
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.90%    41,560,745     1.058738       44,001,940
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.95%    21,471,183     1.056782       22,690,359
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.00%     2,355,009     1.054998        2,484,530
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.05%     1,849,477     1.053585        1,948,581

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.10%       812,542   $ 1.050988  $       853,972
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.15%     2,464,938     1.049576        2,587,140
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.20%     3,944,014     1.048526        4,135,401
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.25%     1,861,161     1.047479        1,949,527
Hartford Value HLS Fund --
 Class IA.....................     0.80%     3,769,919     1.157179        4,362,469
Hartford Value HLS Fund --
 Class IA.....................     0.95%       261,621     1.149101          300,629
Hartford Value HLS Fund --
 Class IA.....................     1.00%       245,345     1.146430          281,271
Hartford Value HLS Fund --
 Class IA.....................     1.10%       185,954     1.139977          211,983
Hartford Value HLS Fund --
 Class IA.....................     1.15%     6,348,127     1.138452        7,227,038
Hartford Value HLS Fund --
 Class IA.....................     1.25%    52,669,544     1.133134       59,681,651
Hartford Value HLS Fund --
 Class IA.....................     1.30%       510,015     1.132618          577,652
Hartford Value HLS Fund --
 Class IA.....................     1.35%       235,257     1.130665          265,997
Hartford Value HLS Fund --
 Class IA.....................     1.40%     2,473,981     1.125211        2,783,751
Hartford Value HLS Fund --
 Class IA.....................     1.45%     2,142,425     1.122616        2,405,121
Hartford Value HLS Fund --
 Class IA.....................     1.50%    10,777,655     1.119986       12,070,823
Hartford Value HLS Fund --
 Class IA.....................     1.60%    10,638,779     1.114765       11,859,739
Hartford Value HLS Fund --
 Class IA.....................     1.65%     7,327,857     1.112176        8,149,867
Hartford Value HLS Fund --
 Class IA.....................     1.70%       272,223     1.109594          302,057
Hartford Value HLS Fund --
 Class IA.....................     1.75%       587,500     1.109073          651,580
Hartford Value HLS Fund --
 Class IA.....................     1.80%     1,111,392     1.107177        1,230,508
Hartford Value HLS Fund --
 Class IA.....................     1.85%     1,110,532     1.101845        1,223,635
Hartford Value HLS Fund --
 Class IA.....................     1.90%         6,961     1.100735            7,662
Hartford Value HLS Fund --
 Class IA.....................     1.95%     1,161,648     1.101503        1,279,559
Hartford Value HLS Fund --
 Class IA.....................     2.00%     1,780,346     1.096173        1,951,567
Hartford Value HLS Fund --
 Class IA.....................     2.05%        26,110     1.094320           28,573
Hartford Value HLS Fund --
 Class IA.....................     2.10%        12,484     1.093227           13,648
Hartford Value HLS Fund --
 Class IA.....................     2.15%        63,198     1.090189           68,897
Hartford Value HLS Fund --
 Class IA.....................     2.20%        79,065     1.088723           86,080
Hartford Value HLS Fund --
 Class IA.....................     2.30%       110,404     1.086550          119,959
Hartford Value HLS Fund --
 Class IB.....................     1.40%     2,838,261     1.111925        3,155,933
Hartford Value HLS Fund --
 Class IB.....................     1.45%    21,271,910     1.110438       23,621,138
Hartford Value HLS Fund --
 Class IB.....................     1.60%     2,577,800     1.102708        2,842,561
Hartford Value HLS Fund --
 Class IB.....................     1.65%     4,565,563     1.100114        5,022,640
Hartford Value HLS Fund --
 Class IB.....................     1.70%       735,560     1.098664          808,134
Hartford Value HLS Fund --
 Class IB.....................     1.75%     9,194,812     1.093924       10,058,425
Hartford Value HLS Fund --
 Class IB.....................     1.80%    34,018,181     1.092459       37,163,468
Hartford Value HLS Fund --
 Class IB.....................     1.90%     7,070,508     1.089403        7,702,633
Hartford Value HLS Fund --
 Class IB.....................     1.95%     6,651,978     1.086862        7,229,782
Hartford Value HLS Fund --
 Class IB.....................     2.00%     1,024,875     1.085003        1,111,993
Hartford Value HLS Fund --
 Class IB.....................     2.05%     1,245,877     1.083556        1,349,977
Hartford Value HLS Fund --
 Class IB.....................     2.10%       459,731     1.080903          496,925
Hartford Value HLS Fund --
 Class IB.....................     2.15%       757,627     1.079461          817,828
Hartford Value HLS Fund --
 Class IB.....................     2.20%     1,416,110     1.078381        1,527,106
Hartford Value HLS Fund --
 Class IB.....................     2.25%       595,979     1.077301          642,049
Hartford Value HLS Fund --
 Class IB.....................     2.30%         9,456     1.076228           10,177
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.80%     2,098,093     1.426212        2,992,325
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.95%        58,953     1.418368           83,617
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%       199,656     1.415768          282,666

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.10%       268,816   $ 1.409862  $       378,993
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%     7,499,985     1.407983       10,559,851
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%    53,864,600     1.402849       75,563,900
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.30%       372,330     1.400802          521,560
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%       591,228     1.398413          826,781
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%     2,197,887     1.395142        3,066,364
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%     1,738,085     1.392614        2,420,481
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%    10,135,234     1.390013       14,088,107
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%     7,768,402     1.384944       10,758,802
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%     9,993,968     1.382405       13,815,712
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.70%       113,922     1.379893          157,200
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%     1,149,761     1.377867        1,584,218
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%     1,434,187     1.375497        1,972,720
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%     1,233,662     1.372295        1,692,948
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.90%           639    15.621752            9,982
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%       986,127     1.368493        1,349,507
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.00%       949,227     1.365271        1,295,952
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.05%        45,621     1.362948           62,179
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.10%        12,257     1.361582           16,689
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%        94,593     1.357788          128,438
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.20%        65,331     1.355977           88,587
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.30%       288,757     1.353266          390,765
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%     4,258,304     1.381851        5,884,342
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%    14,258,472     1.379994       19,676,606
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%     2,043,380     1.372406        2,804,347
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.65%     1,374,150     1.369896        1,882,443
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.70%     1,085,932     1.368058        1,485,618
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.75%     9,457,145     1.364193       12,901,371
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%    29,918,951     1.362401       40,761,609
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.90%    18,147,682     1.357902       24,642,774
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.95%     9,317,138     1.355407       12,628,514
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%       562,708     1.353102          761,402
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.05%     1,367,599     1.351281        1,848,010
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.10%       422,971     1.347989          570,160
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%       782,212     1.346195        1,053,010
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.20%     1,517,532     1.344833        2,040,827
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.25%       696,276     1.343494          935,442
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.30%         5,032     1.342164            6,754
Hartford Equity Income HLS
 Fund -- Class IA.............     0.80%    13,837,423     1.213565       16,792,615
Hartford Equity Income HLS
 Fund -- Class IA.............     0.95%       404,895     1.209641          489,777
Hartford Equity Income HLS
 Fund -- Class IA.............     1.00%     1,150,424     1.208342        1,390,106
Hartford Equity Income HLS
 Fund -- Class IA.............     1.10%     1,711,940     1.205720        2,064,120
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%    13,360,773     1.204430       16,092,116
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%    79,775,924     1.201827       95,876,859
Hartford Equity Income HLS
 Fund -- Class IA.............     1.30%     6,232,290     1.200531        7,482,057
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%       926,754     1.199229        1,111,390
Hartford Equity Income HLS
 Fund -- Class IA.............     1.40%     2,948,565     1.197940        3,532,204
Hartford Equity Income HLS
 Fund -- Class IA.............     1.45%     1,715,606     1.196656        2,052,990

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Equity Income HLS
 Fund -- Class IA.............     1.50%     6,270,916   $ 1.195351  $     7,495,946
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%     5,228,853     1.192781        6,236,877
Hartford Equity Income HLS
 Fund -- Class IA.............     1.65%     9,339,570     1.191490       11,128,004
Hartford Equity Income HLS
 Fund -- Class IA.............     1.70%       177,042     1.190190          210,714
Hartford Equity Income HLS
 Fund -- Class IA.............     1.75%       798,685     1.188897          949,554
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%     1,015,890     1.187631        1,206,502
Hartford Equity Income HLS
 Fund -- Class IA.............     1.85%       607,091     1.186340          720,216
Hartford Equity Income HLS
 Fund -- Class IA.............     1.90%         9,697     1.185167           11,493
Hartford Equity Income HLS
 Fund -- Class IA.............     1.95%       860,539     1.183789        1,018,697
Hartford Equity Income HLS
 Fund -- Class IA.............     2.00%     1,115,882     1.182498        1,319,528
Hartford Equity Income HLS
 Fund -- Class IA.............     2.05%        34,542     1.181237           40,802
Hartford Equity Income HLS
 Fund -- Class IA.............     2.15%        69,704     1.178686           82,159
Hartford Equity Income HLS
 Fund -- Class IA.............     2.20%        23,414     1.177418           27,569
Hartford Equity Income HLS
 Fund -- Class IA.............     2.30%        78,552     1.175050           92,302
Hartford Equity Income HLS
 Fund -- Class IB.............     1.40%     3,514,333     1.191368        4,186,864
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%     9,612,976     1.190084       11,440,249
Hartford Equity Income HLS
 Fund -- Class IB.............     1.60%     1,102,401     1.186235        1,307,706
Hartford Equity Income HLS
 Fund -- Class IB.............     1.65%       944,963     1.184947        1,119,731
Hartford Equity Income HLS
 Fund -- Class IB.............     1.70%       304,039     1.183694          359,890
Hartford Equity Income HLS
 Fund -- Class IB.............     1.75%     4,546,179     1.182391        5,375,361
Hartford Equity Income HLS
 Fund -- Class IB.............     1.80%    17,188,024     1.181111       20,300,964
Hartford Equity Income HLS
 Fund -- Class IB.............     1.90%    16,540,747     1.178576       19,494,527
Hartford Equity Income HLS
 Fund -- Class IB.............     1.95%     3,291,215     1.177293        3,874,724
Hartford Equity Income HLS
 Fund -- Class IB.............     2.00%       250,770     1.176032          294,914
Hartford Equity Income HLS
 Fund -- Class IB.............     2.05%       256,791     1.174763          301,668
Hartford Equity Income HLS
 Fund -- Class IB.............     2.10%       124,859     1.173474          146,519
Hartford Equity Income HLS
 Fund -- Class IB.............     2.15%       195,454     1.172216          229,115
Hartford Equity Income HLS
 Fund -- Class IB.............     2.20%       934,980     1.171059        1,094,917
Hartford Equity Income HLS
 Fund -- Class IB.............     2.25%       325,441     1.169871          380,724
Mercury Global Growth V.I.
 Fund -- Class I..............     1.25%       544,192     0.970165          527,956
Mercury Global Growth V.I.
 Fund -- Class I..............     1.40%       318,515     0.961201          306,157
Mercury Global Growth V.I.
 Fund -- Class I..............     1.45%       346,995     0.960650          333,341
Mercury Global Growth V.I.
 Fund -- Class I..............     1.60%        91,021     0.951766           86,630
Mercury Global Growth V.I.
 Fund -- Class I..............     1.80%       228,599     1.210922          276,816
Mercury Global Growth V.I.
 Fund -- Class I..............     1.95%        80,760     0.940437           75,950
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.25%     1,000,959     0.957033          957,950
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.40%       240,078     0.948209          227,644
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.45%       347,522     0.947607          329,314
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.60%       421,693     0.938905          395,930
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.80%       991,935     1.145764        1,136,524
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.95%       648,072     0.927751          601,250
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.00%        64,978     1.137955           73,942
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.15%       224,592     1.132150          254,272
Jennison 20/20 Focus
 Portfolio -- Class II........     1.45%        71,756     1.257835           90,256
Jennison 20/20 Focus
 Portfolio -- Class II........     1.60%        61,775     1.247443           77,060
Jennison 20/20 Focus
 Portfolio -- Class II........     1.65%        44,620     1.271315           56,726
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%       109,260     1.262122          137,900
Jennison 20/20 Focus
 Portfolio -- Class II........     1.95%        62,794     1.232624           77,401

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Jennison 20/20 Focus
 Portfolio -- Class II........     2.00%         3,102   $ 1.253519  $         3,889
Jennison Portfolio --
 Class II.....................     1.45%       189,394     0.658888          124,790
Jennison Portfolio --
 Class II.....................     1.60%       178,796     0.653458          116,836
Jennison Portfolio --
 Class II.....................     1.65%        23,397     0.931001           21,782
Jennison Portfolio --
 Class II.....................     1.80%       483,742     0.924280          447,113
Jennison Portfolio --
 Class II.....................     1.95%         9,475     0.645705            6,118
Jennison Portfolio --
 Class II.....................     2.10%           191     6.403603            1,220
Jennison Portfolio --
 Class II.....................     2.15%        45,040     0.913254           41,133
Prudential Value Portfolio --
 Class II.....................     1.45%       165,811     1.185487          196,566
Prudential Value Portfolio --
 Class II.....................     1.65%        24,494     1.174456           28,768
Prudential Value Portfolio --
 Class II.....................     1.80%       381,590     1.166272          445,037
Prudential Value Portfolio --
 Class II.....................     1.95%         7,746     1.163189            9,010
SP William Blair International
 Growth -- Class II...........     1.45%           615     1.006610              619
SP William Blair International
 Growth -- Class II...........     1.60%         8,346     0.999593            8,343
SP William Blair International
 Growth -- Class II...........     1.80%       538,485     0.990304          533,263
SP William Blair International
 Growth -- Class II...........     1.95%        13,421     0.987687           13,256
SP William Blair International
 Growth -- Class II...........     2.15%        16,968     0.978494           16,603
Wells Fargo Advantage Asset
 Allocation Fund..............     1.15%       105,597     1.202275          126,957
Wells Fargo Advantage Asset
 Allocation Fund..............     1.25%       381,459     1.199078          457,399
Wells Fargo Advantage Asset
 Allocation Fund..............     1.40%       623,092     1.191617          742,487
Wells Fargo Advantage Asset
 Allocation Fund..............     1.45%     3,028,561     1.189148        3,601,407
Wells Fargo Advantage Asset
 Allocation Fund..............     1.50%     1,013,373     1.187570        1,203,452
Wells Fargo Advantage Asset
 Allocation Fund..............     1.60%     1,348,016     1.181729        1,592,989
Wells Fargo Advantage Asset
 Allocation Fund..............     1.65%       706,822     1.179275          833,537
Wells Fargo Advantage Asset
 Allocation Fund..............     1.70%        29,381     1.177701           34,602
Wells Fargo Advantage Asset
 Allocation Fund..............     1.75%    10,002,034     1.175694       11,759,331
Wells Fargo Advantage Asset
 Allocation Fund..............     1.80%    10,544,220     1.171911       12,356,888
Wells Fargo Advantage Asset
 Allocation Fund..............     1.90%     3,770,054     1.169565        4,409,323
Wells Fargo Advantage Asset
 Allocation Fund..............     1.95%        39,495     1.167680           46,118
Wells Fargo Advantage Asset
 Allocation Fund..............     2.00%       575,148     1.163931          669,432
Wells Fargo Advantage Asset
 Allocation Fund..............     2.05%       178,325     1.162367          207,280
Wells Fargo Advantage Asset
 Allocation Fund..............     2.15%       572,426     1.157990          662,863
Wells Fargo Advantage Asset
 Allocation Fund..............     2.20%       121,640     1.156826          140,716
Wells Fargo Advantage Asset
 Allocation Fund..............     2.30%         8,412     1.154526            9,711
Wells Fargo Advantage Total
 Return Bond Fund.............     1.15%       253,861     1.166838          296,215
Wells Fargo Advantage Total
 Return Bond Fund.............     1.25%       115,186     1.163720          134,044
Wells Fargo Advantage Total
 Return Bond Fund.............     1.35%        35,265     1.157853           40,831
Wells Fargo Advantage Total
 Return Bond Fund.............     1.40%     1,513,417     1.156477        1,750,232
Wells Fargo Advantage Total
 Return Bond Fund.............     1.45%     1,411,104     1.154051        1,628,486
Wells Fargo Advantage Total
 Return Bond Fund.............     1.50%       304,524     1.152517          350,969
Wells Fargo Advantage Total
 Return Bond Fund.............     1.60%       293,493     1.146847          336,591
Wells Fargo Advantage Total
 Return Bond Fund.............     1.65%       956,399     1.144481        1,094,580
Wells Fargo Advantage Total
 Return Bond Fund.............     1.70%        51,512     1.142935           58,875
Wells Fargo Advantage Total
 Return Bond Fund.............     1.75%     3,789,023     1.141006        4,323,298
Wells Fargo Advantage Total
 Return Bond Fund.............     1.80%     2,787,411     1.137372        3,170,323
Wells Fargo Advantage Total
 Return Bond Fund.............     1.90%     4,679,396     1.135088        5,311,526
Wells Fargo Advantage Total
 Return Bond Fund.............     1.95%       310,064     1.133215          351,369
Wells Fargo Advantage Total
 Return Bond Fund.............     2.00%       309,318     1.129610          349,409

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Advantage Total
 Return Bond Fund.............     2.05%       271,322   $ 1.128092  $       306,077
Wells Fargo Advantage Total
 Return Bond Fund.............     2.15%        53,978     1.123830           60,662
Wells Fargo Advantage Total
 Return Bond Fund.............     2.20%       290,032     1.122706          325,620
Wells Fargo Advantage Equity
 Income Fund..................     1.15%        71,134     1.210244           86,088
Wells Fargo Advantage Equity
 Income Fund..................     1.25%        67,075     1.207002           80,959
Wells Fargo Advantage Equity
 Income Fund..................     1.40%       908,088     1.199504        1,089,255
Wells Fargo Advantage Equity
 Income Fund..................     1.45%     1,292,211     1.197003        1,546,780
Wells Fargo Advantage Equity
 Income Fund..................     1.50%       334,768     1.195414          400,187
Wells Fargo Advantage Equity
 Income Fund..................     1.60%       267,159     1.189540          317,797
Wells Fargo Advantage Equity
 Income Fund..................     1.65%       400,461     1.187091          475,383
Wells Fargo Advantage Equity
 Income Fund..................     1.70%        90,833     1.185503          107,682
Wells Fargo Advantage Equity
 Income Fund..................     1.75%     3,500,329     1.183469        4,142,531
Wells Fargo Advantage Equity
 Income Fund..................     1.80%     5,880,547     1.179675        6,937,135
Wells Fargo Advantage Equity
 Income Fund..................     1.90%     2,964,405     1.177301        3,489,997
Wells Fargo Advantage Equity
 Income Fund..................     1.95%        76,872     1.175407           90,355
Wells Fargo Advantage Equity
 Income Fund..................     2.00%       154,939     1.171638          181,532
Wells Fargo Advantage Equity
 Income Fund..................     2.05%        48,232     1.170075           56,435
Wells Fargo Advantage Equity
 Income Fund..................     2.15%        61,194     1.165655           71,332
Wells Fargo Advantage Equity
 Income Fund..................     2.20%       153,228     1.164475          178,431
Wells Fargo Advantage Equity
 Income Fund..................     2.30%         9,330     1.162168           10,843
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.15%        26,185     1.106577           28,973
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.25%       215,987     1.103617          238,366
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.40%        87,261     1.096736           95,703
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.45%       721,860     1.094462          790,049
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.50%        43,165     1.092986           47,179
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.60%        52,929     1.087637           57,568
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.65%       213,044     1.085385          231,235
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.75%       478,935     1.082090          518,251
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.80%       674,854     1.078606          727,901
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.90%       253,984     1.076452          273,402
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.95%        28,730     1.074699           30,876
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.00%       225,951     1.071258          242,052
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.05%        70,069     1.069823           74,962
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.15%        30,932     1.065799           32,967
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.20%         2,263     1.064722            2,410
Wells Fargo Advantage Large
 Company Core Fund............     1.15%        88,375     0.988859           87,389
Wells Fargo Advantage Large
 Company Core Fund............     1.25%        27,416     0.986232           27,039
Wells Fargo Advantage Large
 Company Core Fund............     1.40%         5,001     0.980073            4,902
Wells Fargo Advantage Large
 Company Core Fund............     1.45%        57,762     0.978020           56,493
Wells Fargo Advantage Large
 Company Core Fund............     1.50%        50,542     0.976725           49,365
Wells Fargo Advantage Large
 Company Core Fund............     1.60%         6,885     0.971935            6,692
Wells Fargo Advantage Large
 Company Core Fund............     1.65%        27,410     0.969914           26,585
Wells Fargo Advantage Large
 Company Core Fund............     1.75%       308,383     0.966943          298,189
Wells Fargo Advantage Large
 Company Core Fund............     1.80%       317,908     0.963860          306,419
Wells Fargo Advantage Large
 Company Core Fund............     1.90%       117,554     0.961934          113,079
Wells Fargo Advantage Large
 Company Core Fund............     1.95%        11,041     0.960381           10,603
Wells Fargo Advantage Large
 Company Core Fund............     2.05%         3,567     0.956006            3,410
Wells Fargo Advantage Large
 Company Core Fund............     2.20%         5,337     0.951443            5,078

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Advantage
 International Core Fund......     1.15%       175,587   $ 1.226820  $       215,414
Wells Fargo Advantage
 International Core Fund......     1.25%        98,312     1.223553          120,290
Wells Fargo Advantage
 International Core Fund......     1.35%        38,593     1.217407           46,983
Wells Fargo Advantage
 International Core Fund......     1.40%       787,181     1.215953          957,175
Wells Fargo Advantage
 International Core Fund......     1.45%       307,299     1.213408          372,879
Wells Fargo Advantage
 International Core Fund......     1.50%        89,524     1.211790          108,484
Wells Fargo Advantage
 International Core Fund......     1.60%       189,848     1.205870          228,932
Wells Fargo Advantage
 International Core Fund......     1.65%       848,715     1.203348        1,021,299
Wells Fargo Advantage
 International Core Fund......     1.70%        37,415     1.201745           44,963
Wells Fargo Advantage
 International Core Fund......     1.75%       439,086     1.199690          526,767
Wells Fargo Advantage
 International Core Fund......     1.80%     1,469,399     1.195866        1,757,204
Wells Fargo Advantage
 International Core Fund......     1.90%     3,319,889     1.193486        3,962,241
Wells Fargo Advantage
 International Core Fund......     1.95%       152,163     1.191517          181,305
Wells Fargo Advantage
 International Core Fund......     2.00%        61,673     1.187718           73,250
Wells Fargo Advantage
 International Core Fund......     2.05%        24,261     1.186139           28,777
Wells Fargo Advantage
 International Core Fund......     2.15%         4,004     1.181632            4,731
Wells Fargo Advantage
 International Core Fund......     2.20%       194,472     1.180456          229,566
Wells Fargo Advantage Large
 Company Growth Fund..........     1.15%       161,750     1.067331          172,640
Wells Fargo Advantage Large
 Company Growth Fund..........     1.25%       247,305     1.064502          263,257
Wells Fargo Advantage Large
 Company Growth Fund..........     1.35%         1,309     1.059103            1,387
Wells Fargo Advantage Large
 Company Growth Fund..........     1.40%     1,045,164     1.057821        1,105,597
Wells Fargo Advantage Large
 Company Growth Fund..........     1.45%     2,218,698     1.055648        2,342,164
Wells Fargo Advantage Large
 Company Growth Fund..........     1.50%       484,772     1.054232          511,062
Wells Fargo Advantage Large
 Company Growth Fund..........     1.60%       499,263     1.049062          523,758
Wells Fargo Advantage Large
 Company Growth Fund..........     1.65%       515,573     1.046872          539,739
Wells Fargo Advantage Large
 Company Growth Fund..........     1.70%       110,954     1.045469          115,999
Wells Fargo Advantage Large
 Company Growth Fund..........     1.75%     5,276,649     1.043710        5,507,291
Wells Fargo Advantage Large
 Company Growth Fund..........     1.80%     8,215,955     1.040354        8,547,502
Wells Fargo Advantage Large
 Company Growth Fund..........     1.90%     4,053,722     1.038267        4,208,846
Wells Fargo Advantage Large
 Company Growth Fund..........     1.95%       220,520     1.036588          228,588
Wells Fargo Advantage Large
 Company Growth Fund..........     2.00%       491,293     1.033276          507,641
Wells Fargo Advantage Large
 Company Growth Fund..........     2.05%        39,359     1.031893           40,615
Wells Fargo Advantage Large
 Company Growth Fund..........     2.15%        31,218     1.027995           32,092
Wells Fargo Advantage Large
 Company Growth Fund..........     2.20%        95,329     1.026960           97,899
Wells Fargo Advantage Money
 Market Fund..................     1.25%           491     1.001103              491
Wells Fargo Advantage Money
 Market Fund..................     1.40%       601,277     0.994870          598,193
Wells Fargo Advantage Money
 Market Fund..................     1.45%     1,087,837     0.992788        1,079,992
Wells Fargo Advantage Money
 Market Fund..................     1.50%        11,878     0.991449           11,777
Wells Fargo Advantage Money
 Market Fund..................     1.60%         2,815     0.986587            2,777
Wells Fargo Advantage Money
 Market Fund..................     1.65%         9,820     0.984553            9,668
Wells Fargo Advantage Money
 Market Fund..................     1.75%       941,967     0.981540          924,578
Wells Fargo Advantage Money
 Market Fund..................     1.80%     1,994,599     0.978426        1,951,567
Wells Fargo Advantage Money
 Market Fund..................     1.90%     1,436,746     0.976455        1,402,918
Wells Fargo Advantage Money
 Market Fund..................     1.95%         7,586     0.974873            7,396
Wells Fargo Advantage Money
 Market Fund..................     2.00%        24,578     0.971741           23,883
Wells Fargo Advantage Money
 Market Fund..................     2.15%        41,224     0.966778           39,854
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.15%        58,158     1.170801           68,092
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.25%        26,100     1.167676           30,477

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.35%        10,661   $ 1.161790  $        12,386
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.40%       226,477     1.160389          262,802
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.45%       412,525     1.157974          477,694
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.50%        45,926     1.156446           53,111
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.60%        58,215     1.150772           66,993
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.65%       274,946     1.148379          315,742
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.70%        58,374     1.146833           66,946
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.75%       627,954     1.144889          718,938
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.80%     1,231,679     1.141213        1,405,608
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.90%     1,069,538     1.138929        1,218,128
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.95%        47,983     1.137076           54,560
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.00%        21,509     1.133461           24,379
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.05%        10,111     1.131912           11,445
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.15%         4,323     1.127640            4,875
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.20%        60,993     1.126515           68,709
Wells Fargo Advantage
 Discovery Fund...............     1.25%         2,415    11.262190           27,196
Wells Fargo Advantage
 Discovery Fund...............     1.45%           693    11.249009            7,797
Wells Fargo Advantage
 Discovery Fund...............     1.50%           700    11.245708            7,871
Wells Fargo Advantage
 Discovery Fund...............     1.60%           439    11.239128            4,929
Wells Fargo Advantage
 Discovery Fund...............     1.80%         4,614    11.225972           51,802
Wells Fargo Advantage
 Discovery Fund...............     1.90%         4,232    11.219398           47,480
Wells Fargo Advantage
 Discovery Fund...............     2.15%         1,040    11.202980           11,647
Wells Fargo Advantage Multi
 Cap Value Fund...............     1.45%         2,328    12.093359           28,159
Wells Fargo Advantage Multi
 Cap Value Fund...............     1.50%           641    12.089823            7,746
Wells Fargo Advantage Multi
 Cap Value Fund...............     1.65%         1,899    12.079216           22,943
Wells Fargo Advantage Multi
 Cap Value Fund...............     1.75%        11,284    12.072150          136,226
Wells Fargo Advantage
 Opportunity Fund.............     1.25%         2,488    10.859653           27,021
Wells Fargo Advantage
 Opportunity Fund.............     1.90%         4,953    10.818375           53,583
                                                                     ---------------
    SUB-TOTAL.................                                       $29,897,838,545
                                                                     ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
Evergreen VA Growth Fund --
 Class I......................     1.25%         1,321     1.312338            1,733
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%        46,327     1.090110           50,502
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     3,162,923     4.792810       15,159,290
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%        42,216     1.178754           49,762
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%       509,333     1.003648          511,191
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.15%        51,837     1.458910           75,625
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%       950,571     3.138999        2,983,842
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.40%        39,483     1.422302           56,157
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.45%        11,255     1.386765           15,608
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%        22,283     1.920746           42,799
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%     1,198,686    11.563264       13,860,726
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%        64,122     2.054889          131,764
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%       125,310     1.284834          161,003
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%        58,779     1.372786           80,691
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     1,967,192     3.288844        6,469,787
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%        53,390     1.333084           71,173
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%        75,104     1.363682          102,419

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Focus HLS Fund --
 Class IA.....................     1.25%        70,328   $ 1.075524  $        75,640
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%       401,196     1.891944          759,041
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%        57,740     1.005783           58,074
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%        54,907     1.004440           55,151
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%        18,788     1.119052           21,025
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%           636     1.187132              755
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%         7,076     1.163252            8,231
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%        70,120     1.962470          137,608
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%        14,836     1.918396           28,460
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%        15,517     1.915836           29,728
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%         9,647     1.251555           12,073
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       537,840     1.873797        1,007,803
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%        41,760     0.841055           35,122
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%        42,288     0.503177           21,278
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%        51,226     0.492113           25,209
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%        58,720     1.054512           61,921
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%       759,557     1.283934          975,221
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%        11,568     0.913592           10,568
Hartford Growth HLS Fund --
 Class IA.....................     1.25%       224,790     1.293037          290,662
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%       265,172     1.450274          384,572
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%         5,353     1.428548            7,648
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%        13,139     1.426644           18,744
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%         6,784     1.244947            8,445
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%       532,004     1.295861          689,404
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%         9,365     1.198201           11,221
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%        11,688     1.196592           13,986
Hartford Index HLS Fund --
 Class IA.....................     1.25%       358,995     4.732504        1,698,944
Hartford Index HLS Fund --
 Class IB.....................     1.40%        27,914     0.871370           24,323
Hartford Index HLS Fund --
 Class IB.....................     1.45%         4,940     0.870204            4,298
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%        17,960     1.351706           24,276
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%       299,641     1.345402          403,137
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%         3,339     1.318449            4,402
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%       113,452     1.794538          203,594
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%         3,538     1.760934            6,230
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%        10,916     1.758579           19,197
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%        42,475     1.117841           47,480
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       753,565     2.094602        1,578,419
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%         5,031     1.219069            6,134
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%       557,226     3.701843        2,062,763
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%         3,140     1.451596            4,558
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%       416,015     1.503668          625,548
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%         5,928     1.475565            8,748
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%         5,321     1.473590            7,841
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%        25,187     1.104241           27,812
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       458,125     1.928786          883,625
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%         3,873     1.050757            4,070
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       286,568     2.874630          823,777
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%         3,954     1.262557            4,992

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%         7,792   $ 1.260882  $         9,825
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%       518,345     2.278487        1,181,042
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%        24,834     0.827292           20,545
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%        17,914     1.356746           24,304
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%       259,358     1.351765          350,591
Hartford Stock HLS Fund --
 Class IA.....................     1.15%        49,030     0.948764           46,517
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     1,628,325     5.941747        9,675,092
Hartford Stock HLS Fund --
 Class IB.....................     1.40%         7,390     1.087385            8,036
Hartford Stock HLS Fund --
 Class IB.....................     1.45%        57,417     0.852090           48,924
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%        80,032     1.097531           87,838
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       193,025     1.093489          211,071
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%         4,512     1.077398            4,861
Hartford Value HLS Fund --
 Class IA.....................     1.25%       117,421     1.133134          133,054
Hartford Value HLS Fund --
 Class IB.....................     1.45%         6,413     1.110438            7,121
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%       360,324     1.402849          505,480
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%        27,398     1.204430           32,999
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%       311,672     1.201827          374,575
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%        19,105     1.190084           22,737
Wells Fargo Advantage Asset
 Allocation Fund..............     1.25%        87,647     1.199078          105,096
Wells Fargo Advantage Asset
 Allocation Fund..............     1.40%        10,828     1.191617           12,903
Wells Fargo Advantage Equity
 Income Fund..................     1.25%        91,321     1.207002          110,225
Wells Fargo Advantage Equity
 Income Fund..................     1.40%        10,745     1.199504           12,889
Wells Fargo Advantage Large
 Company Core Fund............     1.40%         6,299     0.980073            6,174
Wells Fargo Advantage Large
 Company Growth Fund..........     1.25%        93,849     1.064502           99,903
                                                                     ---------------
    SUB-TOTAL.................                                       $    66,137,632
                                                                     ---------------
GRAND TOTAL...................                                       $$29,963,976,177
                                                                     ===============

  #  Rounded unit values

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                EVERGREEN VA
                             EVERGREEN VA      EVERGREEN VA     INTERNATIONAL
                            BALANCED FUND      GROWTH FUND       EQUITY FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $      49,971     $    --          $       190,408
                            -------------     -------------    ---------------
EXPENSES:
  Mortality and expense
   risk charges..........         (38,986)          (40,515)          (130,413)
                            -------------     -------------    ---------------
    Net investment income
     (loss)..............          10,985           (40,515)            59,995
                            -------------     -------------    ---------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                --                --
                            -------------     -------------    ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          38,126            63,687             25,848
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          16,290            82,028            988,390
                            -------------     -------------    ---------------
    Net gain (loss) on
     investments.........          54,416           145,715          1,014,238
                            -------------     -------------    ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $      65,401     $     105,200    $     1,074,233
                            =============     =============    ===============

(a) Formerly Evergreen VA Foundation Fund Sub-Account. Change effective April 15, 2005.
(b) Effective April 15, 2005, Evergreen VA Special Equity Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                           EVERGREEN VA       EVERGREEN VA                          HARTFORD TOTAL
                           EVERGREEN VA   SPECIAL VALUES   FUNDAMENTAL LARGE   HARTFORD ADVISERS      RETURN BOND
                            OMEGA FUND         FUND             CAP FUND            HLS FUND           HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)(D)     SUB-ACCOUNT       SUB-ACCOUNT (E)
                           -------------  ---------------  ------------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............  $      5,407   $       63,300     $      31,990     $     159,243,327   $    119,700,021
                           -------------  --------------     -------------     ------------------  -----------------
EXPENSES:
  Mortality and expense
   risk charges..........       (46,938)        (102,564)          (50,853)          (70,813,476)       (24,677,089)
                           -------------  --------------     -------------     ------------------  -----------------
    Net investment income
     (loss)..............       (41,531)         (39,264)          (18,863)           88,429,851         95,022,932
                           -------------  --------------     -------------     ------------------  -----------------
CAPITAL GAINS INCOME
 (LOSS)..................       --               633,767         --                  284,176,122         11,859,377
                           -------------  --------------     -------------     ------------------  -----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        86,319            9,713            72,188          (100,714,797)         2,314,203
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         5,908          (79,736)          140,706             6,586,840        (95,713,715)
                           -------------  --------------     -------------     ------------------  -----------------
    Net gain (loss) on
     investments.........        92,227          (70,023)          212,894           (94,127,957)       (93,399,512)
                           -------------  --------------     -------------     ------------------  -----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     50,696   $      524,480     $     194,031     $     278,478,016   $     13,482,797
                           =============  ==============     =============     ==================  =================


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............  $      54,477,711
                           -----------------
EXPENSES:
  Mortality and expense
   risk charges..........        (90,999,340)
                           -----------------
    Net investment income
     (loss)..............        (36,521,629)
                           -----------------
CAPITAL GAINS INCOME
 (LOSS)..................        904,764,398
                           -----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (14,689,090)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (15,857,474)
                           -----------------
    Net gain (loss) on
     investments.........        (30,546,564)
                           -----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     837,696,205
                           =================

(c) Formerly Evergreen VA Growth and Income Fund Sub-Account. Change effective April 15, 2005.
(d) Effective April 15, 2005, Evergreen VA Fund Sub-Account merged with Evergreen VA Fundamental Large Cap Fund Sub-Account.
(e)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           HARTFORD DIVIDEND                    HARTFORD GLOBAL
                             AND GROWTH HLS    HARTFORD FOCUS     ADVISERS HLS
                                  FUND            HLS FUND            FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $      69,142,770   $    1,015,962   $     10,088,245
                           -----------------   ---------------  ----------------
EXPENSES:
  Mortality and expense
   risk charges..........        (54,711,784)        (996,370)        (4,013,399)
                           -----------------   ---------------  ----------------
    Net investment income
     (loss)..............         14,430,986           19,592          6,074,846
                           -----------------   ---------------  ----------------
CAPITAL GAINS INCOME
 (LOSS)..................        167,881,163        2,467,799          --
                           -----------------   ---------------  ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         13,937,206          543,903          1,788,094
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (26,029,638)       1,830,067         (4,133,128)
                           -----------------   ---------------  ----------------
    Net gain (loss) on
     investments.........        (12,092,432)       2,373,970         (2,345,034)
                           -----------------   ---------------  ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     170,219,717   $    4,861,361   $      3,729,812
                           =================   ===============  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                            HARTFORD GLOBAL
                           HARTFORD GLOBAL     FINANCIAL                        HARTFORD GLOBAL   HARTFORD GLOBAL
                           COMMUNICATIONS       SERVICES      HARTFORD GLOBAL     LEADERS HLS      TECHNOLOGY HLS
                              HLS FUND          HLS FUND      HEALTH HLS FUND         FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $      699,907   $       766,200   $        88,032   $     4,171,895   $       109,605
                           ---------------  ---------------   ----------------  ----------------  ----------------
EXPENSES:
  Mortality and expense
   risk charges..........        (293,855)         (402,574)       (3,243,645)       (8,940,495)       (1,001,668)
                           ---------------  ---------------   ----------------  ----------------  ----------------
    Net investment income
     (loss)..............         406,052           363,626        (3,155,613)       (4,768,600)         (892,063)
                           ---------------  ---------------   ----------------  ----------------  ----------------
CAPITAL GAINS INCOME
 (LOSS)..................          47,720            24,099        15,569,338         --                --
                           ---------------  ---------------   ----------------  ----------------  ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       1,373,014           852,062         4,650,748           222,503        (3,305,482)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,037,798           738,901         4,678,060        10,201,667         9,468,550
                           ---------------  ---------------   ----------------  ----------------  ----------------
    Net gain (loss) on
     investments.........       2,410,812         1,590,963         9,328,808        10,424,170         6,163,068
                           ---------------  ---------------   ----------------  ----------------  ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $    2,864,584   $     1,978,688   $    21,742,533   $     5,655,570   $     5,271,005
                           ===============  ===============   ================  ================  ================


                               HARTFORD
                              DISCIPLINED
                            EQUITY HLS FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............  $       7,316,171
                           -----------------
EXPENSES:
  Mortality and expense
   risk charges..........        (10,051,865)
                           -----------------
    Net investment income
     (loss)..............         (2,735,694)
                           -----------------
CAPITAL GAINS INCOME
 (LOSS)..................         --
                           -----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,149,261
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         35,422,101
                           -----------------
    Net gain (loss) on
     investments.........         36,571,362
                           -----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      33,835,668
                           =================

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                             HARTFORD GROWTH
                           HARTFORD GROWTH    OPPORTUNITIES      HARTFORD HIGH
                               HLS FUND          HLS FUND       YIELD HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............  $     --          $       333,890   $      29,085,087
                           ----------------  ----------------  -----------------
EXPENSES:
  Mortality and expense
   risk charges..........       (5,383,061)       (3,867,037)         (6,911,450)
                           ----------------  ----------------  -----------------
    Net investment income
     (loss)..............       (5,383,061)       (3,533,147)         22,173,637
                           ----------------  ----------------  -----------------
CAPITAL GAINS INCOME
 (LOSS)..................       14,565,205        19,495,497          --
                           ----------------  ----------------  -----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           65,387           727,903           2,683,860
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        4,754,264        20,943,803         (23,798,931)
                           ----------------  ----------------  -----------------
    Net gain (loss) on
     investments.........        4,819,651        21,671,706         (21,115,071)
                           ----------------  ----------------  -----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $    14,001,795   $    37,634,056   $       1,058,566
                           ================  ================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                                  HARTFORD
                                               INTERNATIONAL        HARTFORD          HARTFORD
                                                  CAPITAL        INTERNATIONAL      INTERNATIONAL
                            HARTFORD INDEX      APPRECIATION     SMALL COMPANY      OPPORTUNITIES     HARTFORD MIDCAP
                               HLS FUND           HLS FUND          HLS FUND          HLS FUND           HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ----------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............  $      12,855,771  $      2,687,330  $     3,729,048   $           4,318  $      3,082,574
                           -----------------  ----------------  ----------------  -----------------  -----------------
EXPENSES:
  Mortality and expense
   risk charges..........        (10,039,210)       (5,268,855)      (2,042,791)        (11,102,863)      (11,010,526)
                           -----------------  ----------------  ----------------  -----------------  -----------------
    Net investment income
     (loss)..............          2,816,561        (2,581,525)       1,686,257         (11,098,545)       (7,927,952)
                           -----------------  ----------------  ----------------  -----------------  -----------------
CAPITAL GAINS INCOME
 (LOSS)..................         22,714,476        18,127,257       18,091,258          --               120,873,521
                           -----------------  ----------------  ----------------  -----------------  -----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          8,670,077           477,274           38,677          (4,409,534)       24,663,807
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (14,000,935)       11,032,987        2,238,221         112,055,881       (16,530,060)
                           -----------------  ----------------  ----------------  -----------------  -----------------
    Net gain (loss) on
     investments.........         (5,330,858)       11,510,261        2,276,898         107,646,347         8,133,747
                           -----------------  ----------------  ----------------  -----------------  -----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      20,200,179  $     27,055,993  $    22,054,413   $      96,547,802  $    121,079,316
                           =================  ================  ================  =================  =================


                            HARTFORD MIDCAP
                            VALUE HLS FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............  $       2,876,734
                           -----------------
EXPENSES:
  Mortality and expense
   risk charges..........        (11,482,429)
                           -----------------
    Net investment income
     (loss)..............         (8,605,695)
                           -----------------
CAPITAL GAINS INCOME
 (LOSS)..................         72,548,014
                           -----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         16,116,567
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (22,268,388)
                           -----------------
    Net gain (loss) on
     investments.........         (6,151,821)
                           -----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      57,790,498
                           =================

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 HARTFORD
                                                 MORTGAGE       HARTFORD SMALL
                            HARTFORD MONEY      SECURITIES         COMPANY
                           MARKET HLS FUND       HLS FUND          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $    11,923,063   $     12,998,244  $      --
                           ----------------  ----------------  ----------------
EXPENSES:
  Mortality and expense
   risk charges..........       (6,402,901)        (4,815,448)       (7,347,978)
                           ----------------  ----------------  ----------------
    Net investment income
     (loss)..............        5,520,162          8,182,796        (7,347,978)
                           ----------------  ----------------  ----------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 --                --
                           ----------------  ----------------  ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        --                   209,111         7,967,126
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        --                (6,029,669)       90,352,615
                           ----------------  ----------------  ----------------
    Net gain (loss) on
     investments.........        --                (5,820,558)       98,319,741
                           ----------------  ----------------  ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     5,520,162   $      2,362,238  $     90,971,763
                           ================  ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                                                 HARTFORD U.S.
                               HARTFORD                            GOVERNMENT                        HARTFORD VALUE
                           SMALLCAP GROWTH    HARTFORD STOCK       SECURITIES      HARTFORD VALUE    OPPORTUNITIES
                               HLS FUND          HLS FUND           HLS FUND          HLS FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $     1,034,278   $      51,645,984  $     12,964,982  $     4,813,574   $     3,268,641
                           ----------------  -----------------  ----------------  ----------------  ----------------
EXPENSES:
  Mortality and expense
   risk charges..........       (6,021,155)        (39,803,791)       (7,313,019)      (3,250,768)       (3,583,237)
                           ----------------  -----------------  ----------------  ----------------  ----------------
    Net investment income
     (loss)..............       (4,986,877)         11,842,193         5,651,963        1,562,806          (314,596)
                           ----------------  -----------------  ----------------  ----------------  ----------------
CAPITAL GAINS INCOME
 (LOSS)..................       28,565,051          --                 --               2,750,897         5,935,386
                           ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (272,843)        (88,980,022)         (241,086)       1,140,640          (299,561)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       12,241,368         299,504,728        (6,363,271)       7,916,933        12,246,517
                           ----------------  -----------------  ----------------  ----------------  ----------------
    Net gain (loss) on
     investments.........       11,968,525         210,524,706        (6,604,357)       9,057,573        11,946,956
                           ----------------  -----------------  ----------------  ----------------  ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $    35,546,699   $     222,366,899  $       (952,394) $    13,371,276   $    17,567,746
                           ================  =================  ================  ================  ================


                           HARTFORD EQUITY
                           INCOME HLS FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............  $      3,874,588
                           ----------------
EXPENSES:
  Mortality and expense
   risk charges..........        (2,625,245)
                           ----------------
    Net investment income
     (loss)..............         1,249,343
                           ----------------
CAPITAL GAINS INCOME
 (LOSS)..................         --
                           ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             6,060
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         6,396,818
                           ----------------
    Net gain (loss) on
     investments.........         6,402,878
                           ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      7,652,221
                           ================

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                               MERCURY LARGE    JENNISON 20/20
                            MERCURY GLOBAL    CAP GROWTH V.I.        FOCUS
                           GROWTH V.I. FUND         FUND           PORTFOLIO
                            SUB-ACCOUNT (F)   SUB-ACCOUNT (G)     SUB-ACCOUNT
                           -----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $      18,143     $       7,158     $   --
                             -------------     -------------     ------------
EXPENSES:
  Mortality and expense
   risk charges..........          (21,601)          (63,471)          (5,621)
                             -------------     -------------     ------------
    Net investment income
     (loss)..............           (3,458)          (56,313)          (5,621)
                             -------------     -------------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 --               --
                             -------------     -------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           15,493            12,377           11,304
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          188,172           371,943           53,593
                             -------------     -------------     ------------
    Net gain (loss) on
     investments.........          203,665           384,320           64,897
                             -------------     -------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $     200,207     $     328,007     $     59,276
                             =============     =============     ============

(f) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(g) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                                                                    WELLS FARGO
                                                             SP WILLIAM BLAIR     WELLS FARGO     ADVANTAGE TOTAL
                             JENNISON     PRUDENTIAL VALUE     INTERNATIONAL    ADVANTAGE ASSET     RETURN BOND
                             PORTFOLIO        PORTFOLIO           GROWTH        ALLOCATION FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           -------------  -----------------  -----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $    --          $       5,842      $      1,029     $       812,825    $      749,940
                           -------------    -------------      ------------     ---------------    --------------
EXPENSES:
  Mortality and expense
   risk charges..........       (13,196)          (12,084)           (8,701)           (685,597)         (353,889)
                           -------------    -------------      ------------     ---------------    --------------
    Net investment income
     (loss)..............       (13,196)           (6,242)           (7,672)            127,228           396,051
                           -------------    -------------      ------------     ---------------    --------------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                   21,130             858,243            86,982
                           -------------    -------------      ------------     ---------------    --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        34,410            36,796             3,780             199,162           (74,712)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        66,493            70,665            49,030              40,632          (381,175)
                           -------------    -------------      ------------     ---------------    --------------
    Net gain (loss) on
     investments.........       100,903           107,461            52,810             239,794          (455,887)
                           -------------    -------------      ------------     ---------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     87,707     $     101,219      $     66,268     $     1,225,265    $       27,146
                           =============    =============      ============     ===============    ==============


                              WELLS FARGO
                           ADVANTAGE EQUITY
                              INCOME FUND
                            SUB-ACCOUNT (J)
                           -----------------
INVESTMENT INCOME:
  Dividends..............   $      289,821
                            --------------
EXPENSES:
  Mortality and expense
   risk charges..........         (353,914)
                            --------------
    Net investment income
     (loss)..............          (64,093)
                            --------------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          267,874
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          509,095
                            --------------
    Net gain (loss) on
     investments.........          776,969
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $      712,876
                            ==============

(h) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(j) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             WELLS FARGO       WELLS FARGO         WELLS FARGO
                            ADVANTAGE C&B    ADVANTAGE LARGE        ADVANTAGE
                              LARGE CAP        COMPANY CORE    INTERNATIONAL CORE
                              VALUE FUND           FUND               FUND
                           SUB-ACCOUNT (K)   SUB-ACCOUNT (L)     SUB-ACCOUNT (M)
                           ----------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............   $      23,826     $       5,696      $      184,703
                            -------------     -------------      --------------
EXPENSES:
  Mortality and expense
   risk charges..........         (48,365)          (18,109)           (153,918)
                            -------------     -------------      --------------
    Net investment income
     (loss)..............         (24,539)          (12,413)             30,785
                            -------------     -------------      --------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                --                   249,789
                            -------------     -------------      --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          20,404            16,284              22,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          44,354           (52,829)            440,146
                            -------------     -------------      --------------
    Net gain (loss) on
     investments.........          64,758           (36,545)            462,224
                            -------------     -------------      --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $      40,219     $     (48,958)     $      742,798
                            =============     =============      ==============

(k) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.
(l)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(m) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                             WELLS FARGO
                           ADVANTAGE LARGE    WELLS FARGO       WELLS FARGO       WELLS FARGO       WELLS FARGO
                           COMPANY GROWTH   ADVANTAGE MONEY   ADVANTAGE SMALL      ADVANTAGE      ADVANTAGE MULTI
                                FUND          MARKET FUND     CAP GROWTH FUND    DISCOVERY FUND    CAP VALUE FUND
                           SUB-ACCOUNT (N)  SUB-ACCOUNT (O)   SUB-ACCOUNT (P)   SUB-ACCOUNT (Q)   SUB-ACCOUNT (Q)
                           ---------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $       45,792    $     128,776     $    --            $  --             $  --
                           ---------------   -------------     -------------      -----------       -----------
EXPENSES:
  Mortality and expense
   risk charges..........        (447,566)         (80,553)          (83,291)            (551)             (681)
                           ---------------   -------------     -------------      -----------       -----------
    Net investment income
     (loss)..............        (401,774)          48,223           (83,291)            (551)             (681)
                           ---------------   -------------     -------------      -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --               --                --               --                --
                           ---------------   -------------     -------------      -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         358,209         --                 141,809               65                 3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         954,097         --                 189,279            5,083             4,378
                           ---------------   -------------     -------------      -----------       -----------
    Net gain (loss) on
     investments.........       1,312,306         --                 331,088            5,148             4,381
                           ---------------   -------------     -------------      -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      910,532    $      48,223     $     247,797      $     4,597       $     3,700
                           ===============   =============     =============      ===========       ===========


                              WELLS FARGO
                               ADVANTAGE
                           OPPORTUNITY FUND
                            SUB-ACCOUNT (Q)
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $ --
                              ----------
EXPENSES:
  Mortality and expense
   risk charges..........           (167)
                              ----------
    Net investment income
     (loss)..............           (167)
                              ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            633
                              ----------
    Net gain (loss) on
     investments.........            634
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $      467
                              ==========

(n) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(o) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(p) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(q)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                EVERGREEN VA
                             EVERGREEN VA      EVERGREEN VA     INTERNATIONAL
                            BALANCED FUND      GROWTH FUND       EQUITY FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................  $        10,985   $       (40,515)  $        59,995
  Capital gains income...        --                --                --
  Net realized gain
   (loss) on security
   transactions..........           38,126            63,687            25,848
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           16,290            82,028           988,390
                           ---------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           65,401           105,200         1,074,233
                           ---------------   ---------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............           41,890            81,013         1,306,792
  Net transfers..........         (235,087)           21,208         1,211,684
  Surrenders for benefit
   payments and fees.....         (155,058)         (190,401)         (398,427)
  Net annuity
   transactions..........        --                     (144)        --
                           ---------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (348,255)          (88,324)        2,120,049
                           ---------------   ---------------   ---------------
  Net increase (decrease)
   in net assets.........         (282,854)           16,876         3,194,282
NET ASSETS:
  Beginning of year......        2,265,387         2,449,330         5,598,170
                           ---------------   ---------------   ---------------
  End of year............  $     1,982,533   $     2,466,206   $     8,792,452
                           ===============   ===============   ===============

(a) Formerly Evergreen VA Foundation Fund Sub-Account. Change effective April 15, 2005.
(b) Effective April 15, 2005, Evergreen VA Special Equity Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                             EVERGREEN VA       EVERGREEN VA                            HARTFORD TOTAL
                            EVERGREEN VA    SPECIAL VALUES   FUNDAMENTAL LARGE    HARTFORD ADVISERS       RETURN BOND
                             OMEGA FUND          FUND             CAP FUND            HLS FUND             HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (C)(D)      SUB-ACCOUNT        SUB-ACCOUNT (E)
                           ---------------  ---------------  ------------------  -------------------  -------------------
OPERATIONS:
  Net investment
   income................  $      (41,531)  $      (39,264)   $       (18,863)   $       88,429,851   $        95,022,932
  Capital gains income...        --                633,767          --                  284,176,122            11,859,377
  Net realized gain
   (loss) on security
   transactions..........          86,319            9,713             72,188          (100,714,797)            2,314,203
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           5,908          (79,736)           140,706             6,586,840           (95,713,715)
                           ---------------  ---------------   ---------------    -------------------  -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          50,696          524,480            194,031           278,478,016            13,482,797
                           ---------------  ---------------   ---------------    -------------------  -------------------
UNIT TRANSACTIONS:
  Purchases..............          77,660          937,682            221,293            65,601,941            75,496,231
  Net transfers..........          28,013        1,164,794            (45,460)         (338,727,468)          144,219,152
  Surrenders for benefit
   payments and fees.....        (423,137)        (289,816)          (367,163)         (770,285,644)         (190,594,099)
  Net annuity
   transactions..........        --               --                --                   (2,023,737)               21,918
                           ---------------  ---------------   ---------------    -------------------  -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (317,464)       1,812,660           (191,330)       (1,045,434,908)           29,143,202
                           ---------------  ---------------   ---------------    -------------------  -------------------
  Net increase (decrease)
   in net assets.........        (266,768)       2,337,140              2,701          (766,956,892)           42,625,999
NET ASSETS:
  Beginning of year......       2,867,288        4,349,440          2,950,245         5,697,344,400         1,600,557,993
                           ---------------  ---------------   ---------------    -------------------  -------------------
  End of year............  $    2,600,520   $    6,686,580    $     2,952,946    $    4,930,387,508   $     1,643,183,992
                           ===============  ===============   ===============    ===================  ===================


                            HARTFORD CAPITAL
                              APPRECIATION
                                HLS FUND
                               SUB-ACCOUNT
                           -------------------
OPERATIONS:
  Net investment
   income................  $       (36,521,629)
  Capital gains income...          904,764,398
  Net realized gain
   (loss) on security
   transactions..........          (14,689,090)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (15,857,474)
                           -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          837,696,205
                           -------------------
UNIT TRANSACTIONS:
  Purchases..............           47,148,435
  Net transfers..........         (123,388,639)
  Surrenders for benefit
   payments and fees.....         (765,997,804)
  Net annuity
   transactions..........               (9,469)
                           -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (842,247,477)
                           -------------------
  Net increase (decrease)
   in net assets.........           (4,551,272)
NET ASSETS:
  Beginning of year......        6,726,152,879
                           -------------------
  End of year............  $     6,721,601,607
                           ===================

(c) Formerly Evergreen VA Growth and Income Fund Sub-Account. Change effective April 15, 2005.
(d) Effective April 15, 2005, Evergreen VA Fund Sub-Account merged with Evergreen VA Fundamental Large Cap Fund Sub-Account.
(e)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                            HARTFORD DIVIDEND                      HARTFORD GLOBAL
                             AND GROWTH HLS      HARTFORD FOCUS     ADVISERS HLS
                                  FUND              HLS FUND            FUND
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................  $       14,430,986   $        19,592   $       6,074,846
  Capital gains income...         167,881,163         2,467,799          --
  Net realized gain
   (loss) on security
   transactions..........          13,937,206           543,903           1,788,094
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (26,029,638)        1,830,067          (4,133,128)
                           -------------------  ----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         170,219,717         4,861,361           3,729,812
                           -------------------  ----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............         131,513,862         2,208,198           7,824,251
  Net transfers..........         268,244,148         1,799,315         (16,406,565)
  Surrenders for benefit
   payments and fees.....        (459,186,176)       (7,319,773)        (39,224,657)
  Net annuity
   transactions..........              32,372            24,272             (59,422)
                           -------------------  ----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (59,395,794)       (3,287,988)        (47,866,393)
                           -------------------  ----------------  -----------------
  Net increase (decrease)
   in net assets.........         110,823,923         1,573,373         (44,136,581)
NET ASSETS:
  Beginning of year......       3,792,007,336        69,740,750         317,359,552
                           -------------------  ----------------  -----------------
  End of year............  $    3,902,831,259   $    71,314,123   $     273,222,971
                           ===================  ================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                             HARTFORD GLOBAL
                           HARTFORD GLOBAL      FINANCIAL                          HARTFORD GLOBAL   HARTFORD GLOBAL
                            COMMUNICATIONS       SERVICES       HARTFORD GLOBAL      LEADERS HLS      TECHNOLOGY HLS
                               HLS FUND          HLS FUND       HEALTH HLS FUND         FUND               FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  -----------------  -----------------  ----------------
OPERATIONS:
  Net investment
   income................  $       406,052   $       363,626   $     (3,155,613)  $     (4,768,600)  $      (892,063)
  Capital gains income...           47,720            24,099         15,569,338          --                --
  Net realized gain
   (loss) on security
   transactions..........        1,373,014           852,062          4,650,748            222,503        (3,305,482)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,037,798           738,901          4,678,060         10,201,667         9,468,550
                           ----------------  ----------------  -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        2,864,584         1,978,688         21,742,533          5,655,570         5,271,005
                           ----------------  ----------------  -----------------  -----------------  ----------------
UNIT TRANSACTIONS:
  Purchases..............           32,200            66,419            701,656         27,531,957           131,976
  Net transfers..........       (2,321,792)       (2,109,783)       (13,483,692)         5,752,616        (9,277,182)
  Surrenders for benefit
   payments and fees.....       (1,750,165)       (2,675,656)       (24,875,066)       (59,147,033)       (7,176,024)
  Net annuity
   transactions..........           17,973            (6,777)           (18,743)           (79,880)           (2,063)
                           ----------------  ----------------  -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (4,021,784)       (4,725,797)       (37,675,845)       (25,942,340)      (16,323,293)
                           ----------------  ----------------  -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets.........       (1,157,200)       (2,747,109)       (15,933,312)       (20,286,770)      (11,052,288)
NET ASSETS:
  Beginning of year......       20,778,320        28,426,298        239,806,211        639,423,567        77,522,019
                           ----------------  ----------------  -----------------  -----------------  ----------------
  End of year............  $    19,621,120   $    25,679,189   $    223,872,899   $    619,136,797   $    66,469,731
                           ================  ================  =================  =================  ================


                               HARTFORD
                              DISCIPLINED
                            EQUITY HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................  $      (2,735,694)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........          1,149,261
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         35,422,101
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         33,835,668
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............         61,819,771
  Net transfers..........         54,861,791
  Surrenders for benefit
   payments and fees.....        (59,036,455)
  Net annuity
   transactions..........            (19,924)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         57,625,183
                           -----------------
  Net increase (decrease)
   in net assets.........         91,460,851
NET ASSETS:
  Beginning of year......        608,154,832
                           -----------------
  End of year............  $     699,615,683
                           =================

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                               HARTFORD GROWTH
                            HARTFORD GROWTH     OPPORTUNITIES      HARTFORD HIGH
                               HLS FUND           HLS FUND        YIELD HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................  $     (5,383,061)  $     (3,533,147)  $      22,173,637
  Capital gains income...        14,565,205         19,495,497          --
  Net realized gain
   (loss) on security
   transactions..........            65,387            727,903           2,683,860
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,754,264         20,943,803         (23,798,931)
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        14,001,795         37,634,056           1,058,566
                           -----------------  -----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............        24,005,966         37,548,071          13,087,303
  Net transfers..........        55,764,564         62,288,734         (34,684,060)
  Surrenders for benefit
   payments and fees.....       (28,086,738)       (24,623,450)        (47,900,760)
  Net annuity
   transactions..........           119,347            220,797               9,973
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        51,803,139         75,434,152         (69,487,544)
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets.........        65,804,934        113,068,208         (68,428,978)
NET ASSETS:
  Beginning of year......       315,795,127        203,795,722         483,551,316
                           -----------------  -----------------  -----------------
  End of year............  $    381,600,061   $    316,863,930   $     415,122,338
                           =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                                                  HARTFORD
                                                INTERNATIONAL        HARTFORD           HARTFORD
                                                   CAPITAL         INTERNATIONAL      INTERNATIONAL
                            HARTFORD INDEX      APPRECIATION       SMALL COMPANY      OPPORTUNITIES     HARTFORD MIDCAP
                               HLS FUND           HLS FUND           HLS FUND           HLS FUND            HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................  $       2,816,561  $      (2,581,525) $      1,686,257   $     (11,098,545) $      (7,927,952)
  Capital gains income...         22,714,476         18,127,257        18,091,258          --                120,873,521
  Net realized gain
   (loss) on security
   transactions..........          8,670,077            477,274            38,677          (4,409,534)        24,663,807
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (14,000,935)        11,032,987         2,238,221         112,055,881        (16,530,060)
                           -----------------  -----------------  -----------------  -----------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         20,200,179         27,055,993        22,054,413          96,547,802        121,079,316
                           -----------------  -----------------  -----------------  -----------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............         14,192,857         53,284,497         7,493,040          47,165,890          1,290,978
  Net transfers..........        (28,014,155)       116,394,301        60,482,556          38,891,924        (28,867,253)
  Surrenders for benefit
   payments and fees.....        (95,780,319)       (26,999,302)      (12,860,104)        (87,216,321)      (107,357,771)
  Net annuity
   transactions..........           (135,524)           245,012            40,609              18,367           (186,656)
                           -----------------  -----------------  -----------------  -----------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (109,737,141)       142,924,508        55,156,101          (1,140,140)      (135,120,702)
                           -----------------  -----------------  -----------------  -----------------  ------------------
  Net increase (decrease)
   in net assets.........        (89,536,962)       169,980,501        77,210,514          95,407,662        (14,041,386)
NET ASSETS:
  Beginning of year......        785,829,421        239,019,625        92,237,626         740,329,282        887,879,858
                           -----------------  -----------------  -----------------  -----------------  ------------------
  End of year............  $     696,292,459  $     409,000,126  $    169,448,140   $     835,736,944  $     873,838,472
                           =================  =================  =================  =================  ==================


                            HARTFORD MIDCAP
                             VALUE HLS FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................  $       (8,605,695)
  Capital gains income...          72,548,014
  Net realized gain
   (loss) on security
   transactions..........          16,116,567
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (22,268,388)
                           ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          57,790,498
                           ------------------
UNIT TRANSACTIONS:
  Purchases..............           1,187,485
  Net transfers..........         (64,850,405)
  Surrenders for benefit
   payments and fees.....         (75,695,271)
  Net annuity
   transactions..........             (43,233)
                           ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (139,401,424)
                           ------------------
  Net increase (decrease)
   in net assets.........         (81,610,926)
NET ASSETS:
  Beginning of year......         836,843,562
                           ------------------
  End of year............  $      755,232,636
                           ==================

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  HARTFORD
                                                  MORTGAGE        HARTFORD SMALL
                            HARTFORD MONEY       SECURITIES           COMPANY
                            MARKET HLS FUND       HLS FUND           HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................  $      5,520,162   $       8,182,796  $      (7,347,978)
  Capital gains income...         --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........         --                    209,111          7,967,126
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         --                 (6,029,669)        90,352,615
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         5,520,162           2,362,238         90,971,763
                           -----------------  -----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............        27,092,606           6,869,706          1,052,377
  Net transfers..........       164,900,809          (5,326,176)       (50,142,061)
  Surrenders for benefit
   payments and fees.....      (233,251,759)        (45,781,048)       (63,361,353)
  Net annuity
   transactions..........          (145,425)           (211,779)          (214,849)
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (41,403,769)        (44,449,297)      (112,665,886)
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets.........       (35,883,607)        (42,087,059)       (21,694,123)
NET ASSETS:
  Beginning of year......       443,770,267         342,546,600        566,258,903
                           -----------------  -----------------  -----------------
  End of year............  $    407,886,660   $     300,459,541  $     544,564,780
                           =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                                                                     HARTFORD U.S.
                               HARTFORD                               GOVERNMENT                          HARTFORD VALUE
                            SMALLCAP GROWTH     HARTFORD STOCK        SECURITIES       HARTFORD VALUE      OPPORTUNITIES
                               HLS FUND            HLS FUND            HLS FUND           HLS FUND           HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -------------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................  $     (4,986,877)  $        11,842,193  $       5,651,963  $       1,562,806  $        (314,596)
  Capital gains income...        28,565,051           --                  --                  2,750,897          5,935,386
  Net realized gain
   (loss) on security
   transactions..........          (272,843)          (88,980,022)          (241,086)         1,140,640           (299,561)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        12,241,368           299,504,728         (6,363,271)         7,916,933         12,246,517
                           -----------------  -------------------  -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        35,546,699           222,366,899           (952,394)        13,371,276         17,567,746
                           -----------------  -------------------  -----------------  -----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............        43,668,032            75,019,099         32,562,091          9,881,984         28,827,944
  Net transfers..........        56,068,666          (144,607,689)        48,966,395         19,406,053        105,202,386
  Surrenders for benefit
   payments and fees.....       (27,952,607)         (396,469,321)       (47,554,760)       (20,048,546)       (26,092,812)
  Net annuity
   transactions..........           137,930            (1,210,568)            88,151             32,065             90,169
                           -----------------  -------------------  -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        71,922,021          (467,268,479)        34,061,877          9,271,556        108,027,687
                           -----------------  -------------------  -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets.........       107,468,720          (244,901,580)        33,109,483         22,642,832        125,595,433
NET ASSETS:
  Beginning of year......       314,161,061         3,118,484,042        427,335,025        198,199,828        148,901,620
                           -----------------  -------------------  -----------------  -----------------  -----------------
  End of year............  $    421,629,781   $     2,873,582,462  $     460,444,508  $     220,842,660  $     274,497,053
                           =================  ===================  =================  =================  =================


                            HARTFORD EQUITY
                            INCOME HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................  $       1,249,343
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........              6,060
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          6,396,818
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          7,652,221
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............         14,588,203
  Net transfers..........        152,338,901
  Surrenders for benefit
   payments and fees.....        (16,558,765)
  Net annuity
   transactions..........            299,555
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        150,667,894
                           -----------------
  Net increase (decrease)
   in net assets.........        158,320,115
NET ASSETS:
  Beginning of year......         89,442,666
                           -----------------
  End of year............  $     247,762,781
                           =================

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                               MERCURY LARGE    JENNISON 20/20
                            MERCURY GLOBAL    CAP GROWTH V.I.        FOCUS
                           GROWTH V.I. FUND         FUND           PORTFOLIO
                            SUB-ACCOUNT (F)   SUB-ACCOUNT (G)     SUB-ACCOUNT
                           -----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................   $        (3,458)  $       (56,313)   $      (5,621)
  Capital gains income...         --                --                --
  Net realized gain
   (loss) on security
   transactions..........            15,493            12,377           11,304
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           188,172           371,943           53,593
                            ---------------   ---------------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           200,207           328,007           59,276
                            ---------------   ---------------    -------------
UNIT TRANSACTIONS:
  Purchases..............               520            19,811           10,000
  Net transfers..........           236,575            80,094          149,118
  Surrenders for benefit
   payments and fees.....          (173,374)         (356,205)         (67,045)
  Net annuity
   transactions..........         --                --                --
                            ---------------   ---------------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            63,721          (256,300)          92,073
                            ---------------   ---------------    -------------
  Net increase (decrease)
   in net assets.........           263,928            71,707          151,349
NET ASSETS:
  Beginning of year......         1,342,922         3,905,119          291,883
                            ---------------   ---------------    -------------
  End of year............   $     1,606,850   $     3,976,826    $     443,232
                            ===============   ===============    =============

(f) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(g) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                                                                                    WELLS FARGO
                                                             SP WILLIAM BLAIR     WELLS FARGO     ADVANTAGE TOTAL
                             JENNISON     PRUDENTIAL VALUE     INTERNATIONAL    ADVANTAGE ASSET     RETURN BOND
                             PORTFOLIO        PORTFOLIO           GROWTH        ALLOCATION FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           -------------  -----------------  -----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................  $    (13,196)    $      (6,242)     $      (7,672)   $       127,228   $       396,051
  Capital gains income...       --              --                    21,130            858,243            86,982
  Net realized gain
   (loss) on security
   transactions..........        34,410            36,796              3,780            199,162           (74,712)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        66,493            70,665             49,030             40,632          (381,175)
                           -------------    -------------      -------------    ----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        87,707           101,219             66,268          1,225,265            27,146
                           -------------    -------------      -------------    ----------------  ----------------
UNIT TRANSACTIONS:
  Purchases..............           583             1,155          --                 1,179,861         1,356,945
  Net transfers..........        (5,771)           71,058             32,304           (803,307)        2,154,708
  Surrenders for benefit
   payments and fees.....      (112,502)         (164,929)            (5,745)        (2,998,097)       (2,739,021)
  Net annuity
   transactions..........       --              --                 --                   (12,615)        --
                           -------------    -------------      -------------    ----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (117,690)          (92,716)            26,559         (2,634,158)          772,632
                           -------------    -------------      -------------    ----------------  ----------------
  Net increase (decrease)
   in net assets.........       (29,983)            8,503             92,827         (1,408,893)          799,778
NET ASSETS:
  Beginning of year......       788,975           670,878            479,257         40,381,384        19,089,329
                           -------------    -------------      -------------    ----------------  ----------------
  End of year............  $    758,992     $     679,381      $     572,084    $    38,972,491   $    19,889,107
                           =============    =============      =============    ================  ================


                              WELLS FARGO
                           ADVANTAGE EQUITY
                              INCOME FUND
                            SUB-ACCOUNT (J)
                           -----------------
OPERATIONS:
  Net investment
   income................  $        (64,093)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........           267,874
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           509,095
                           ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           712,876
                           ----------------
UNIT TRANSACTIONS:
  Purchases..............           637,977
  Net transfers..........        (1,103,242)
  Surrenders for benefit
   payments and fees.....        (1,700,467)
  Net annuity
   transactions..........           (13,310)
                           ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (2,179,042)
                           ----------------
  Net increase (decrease)
   in net assets.........        (1,466,166)
NET ASSETS:
  Beginning of year......        20,852,002
                           ----------------
  End of year............  $     19,385,836
                           ================

(h) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(j) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             WELLS FARGO       WELLS FARGO         WELLS FARGO
                            ADVANTAGE C&B    ADVANTAGE LARGE        ADVANTAGE
                              LARGE CAP        COMPANY CORE    INTERNATIONAL CORE
                              VALUE FUND           FUND               FUND
                           SUB-ACCOUNT (K)   SUB-ACCOUNT (L)     SUB-ACCOUNT (M)
                           ----------------  ----------------  -------------------
OPERATIONS:
  Net investment
   income................  $       (24,539)  $       (12,413)    $        30,785
  Capital gains income...        --                --                    249,789
  Net realized gain
   (loss) on security
   transactions..........           20,404            16,284              22,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           44,354           (52,829)            440,146
                           ---------------   ---------------     ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           40,219           (48,958)            742,798
                           ---------------   ---------------     ---------------
UNIT TRANSACTIONS:
  Purchases..............           89,704            37,603           1,499,006
  Net transfers..........          986,340           (37,106)          1,849,348
  Surrenders for benefit
   payments and fees.....         (231,862)         (137,971)           (623,875)
  Net annuity
   transactions..........        --                     (882)         --
                           ---------------   ---------------     ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          844,182          (138,356)          2,724,479
                           ---------------   ---------------     ---------------
  Net increase (decrease)
   in net assets.........          884,401          (187,314)          3,467,277
NET ASSETS:
  Beginning of year......        2,507,493         1,188,731           6,412,983
                           ---------------   ---------------     ---------------
  End of year............  $     3,391,894   $     1,001,417     $     9,880,260
                           ===============   ===============     ===============

(k) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.
(l)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(m) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                             WELLS FARGO
                           ADVANTAGE LARGE     WELLS FARGO       WELLS FARGO       WELLS FARGO       WELLS FARGO
                            COMPANY GROWTH   ADVANTAGE MONEY   ADVANTAGE SMALL      ADVANTAGE      ADVANTAGE MULTI
                                 FUND          MARKET FUND     CAP GROWTH FUND    DISCOVERY FUND    CAP VALUE FUND
                           SUB-ACCOUNT (N)   SUB-ACCOUNT (O)   SUB-ACCOUNT (P)   SUB-ACCOUNT (Q)   SUB-ACCOUNT (Q)
                           ----------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................  $      (401,774)  $        48,223   $       (83,291)   $        (551)    $        (681)
  Capital gains income...        --                --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........          358,209         --                  141,809               65                 3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          954,097         --                  189,279            5,083             4,378
                           ----------------  ---------------   ---------------    -------------     -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          910,532            48,223           247,797            4,597             3,700
                           ----------------  ---------------   ---------------    -------------     -------------
UNIT TRANSACTIONS:
  Purchases..............          461,836           223,225           413,522            7,380            17,028
  Net transfers..........       (2,093,359)        2,361,441            80,269          147,584           174,348
  Surrenders for benefit
   payments and fees.....       (2,584,873)       (1,021,305)         (487,049)            (839)               (2)
  Net annuity
   transactions..........           (9,605)        --                --                --                --
                           ----------------  ---------------   ---------------    -------------     -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (4,226,001)        1,563,361             6,742          154,125           191,374
                           ----------------  ---------------   ---------------    -------------     -------------
  Net increase (decrease)
   in net assets.........       (3,315,469)        1,611,584           254,539          158,722           195,074
NET ASSETS:
  Beginning of year......       28,161,449         4,441,510         4,606,346         --                --
                           ----------------  ---------------   ---------------    -------------     -------------
  End of year............  $    24,845,980   $     6,053,094   $     4,860,885    $     158,722     $     195,074
                           ================  ===============   ===============    =============     =============

                             WELLS FARGO
                              ADVANTAGE
                             OPPORTUNITY
                                 FUND
                           SUB-ACCOUNT (Q)
                           ----------------
OPERATIONS:
  Net investment
   income................    $       (167)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........               1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................             633
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             467
                             ------------
UNIT TRANSACTIONS:
  Purchases..............        --
  Net transfers..........          80,137
  Surrenders for benefit
   payments and fees.....        --
  Net annuity
   transactions..........        --
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          80,137
                             ------------
  Net increase (decrease)
   in net assets.........          80,604
NET ASSETS:
  Beginning of year......        --
                             ------------
  End of year............    $     80,604
                             ============

(n) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(o) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(p) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(q)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004


                            EVERGREEN VA
                             FOUNDATION     EVERGREEN VA    EVERGREEN VA
                                FUND            FUND         GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................  $      (22,410)  $     (3,729)  $       (21,875)
  Capital gains income...        --              --              --
  Net realized gain
   (loss) on security
   transactions..........          16,200            (56)           13,382
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         102,410         28,605           172,193
                           ---------------  -------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          96,200         24,820           163,700
                           ---------------  -------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............          54,913        137,176           121,164
  Net transfers..........         (72,811)       108,822            73,800
  Surrenders for benefit
   payments and fees.....        (104,769)        (6,516)          (96,300)
  Net annuity
   transactions..........        --              --                   (138)
                           ---------------  -------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (122,667)       239,482            98,526
                           ---------------  -------------  ---------------
  Net increase (decrease)
   in net assets.........         (26,467)       264,302           262,226
NET ASSETS:
Beginning of year........       2,291,854        157,716         1,271,191
                           ---------------  -------------  ---------------
End of year..............  $    2,265,387   $    422,018   $     1,533,417
                           ===============  =============  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________


                            EVERGREEN VA                      EVERGREEN VA     EVERGREEN VA     EVERGREEN VA
                            INTERNATIONAL    EVERGREEN VA    SPECIAL VALUES   SPECIAL EQUITY     GROWTH AND      HARTFORD ADVISERS
                             EQUITY FUND      OMEGA FUND          FUND             FUND          INCOME FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  ---------------  -------------------
OPERATIONS:
  Net investment
   income................  $        2,554   $      (44,869)  $      (11,938)   $     (13,608)  $       (9,197)  $        38,428,528
  Capital gains income...        --               --                 30,547         --               --                 --
  Net realized gain
   (loss) on security
   transactions..........          12,322           46,849            6,539            3,313           22,661          (156,424,736)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         698,173          147,824          530,636           47,761          166,988           243,801,782
                           ---------------  ---------------  ---------------   -------------   ---------------  -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         713,049          149,804          555,784           37,466          180,452           125,805,574
                           ---------------  ---------------  ---------------   -------------   ---------------  -------------------
UNIT TRANSACTIONS:
  Purchases..............       1,633,610          361,028        1,060,284          140,880           83,486           302,558,942
  Net transfers..........         988,316           15,768        1,010,215          197,180          279,293           (36,162,304)
  Surrenders for benefit
   payments and fees.....        (214,164)        (274,926)         (66,943)         (33,447)        (346,705)         (607,107,058)
  Net annuity
   transactions..........        --               --               --               --               --                  (1,254,898)
                           ---------------  ---------------  ---------------   -------------   ---------------  -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,407,762          101,870        2,003,556          304,613           16,074          (341,965,318)
                           ---------------  ---------------  ---------------   -------------   ---------------  -------------------
  Net increase (decrease)
   in net assets.........       3,120,811          251,674        2,559,340          342,079          196,526          (216,159,744)
NET ASSETS:
Beginning of year........       2,477,359        2,615,614        1,790,100          573,834        2,331,701         5,913,504,144
                           ---------------  ---------------  ---------------   -------------   ---------------  -------------------
End of year..............  $    5,598,170   $    2,867,288   $    4,349,440    $     915,913   $    2,528,227   $     5,697,344,400
                           ===============  ===============  ===============   =============   ===============  ===================

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                 HARTFORD CAPITAL     HARTFORD DIVIDEND
                              HARTFORD BOND        APPRECIATION        AND GROWTH HLS
                                HLS FUND             HLS FUND               FUND
                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                           -------------------  -------------------  -------------------
OPERATIONS:
  Net investment
   income................  $        46,390,686  $       (62,131,992) $           811,193
  Capital gains income...           37,981,166          --                   --
  Net realized gain
   (loss) on security
   transactions..........            7,551,342          (51,503,881)           2,180,579
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (47,558,880)       1,108,295,913          360,662,203
                           -------------------  -------------------  -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           44,364,314          994,660,040          363,653,975
                           -------------------  -------------------  -------------------
UNIT TRANSACTIONS:
  Purchases..............          249,303,027          592,930,828          385,790,293
  Net transfers..........           48,461,855          230,132,016          321,399,108
  Surrenders for benefit
   payments and fees.....         (140,033,716)        (532,512,049)        (296,142,071)
  Net annuity
   transactions..........              (68,002)            (939,572)            (132,964)
                           -------------------  -------------------  -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          157,663,164          289,611,223          410,914,366
                           -------------------  -------------------  -------------------
  Net increase (decrease)
   in net assets.........          202,027,478        1,284,271,263          774,568,341
NET ASSETS:
Beginning of year........        1,398,530,515        5,441,881,616        3,017,438,995
                           -------------------  -------------------  -------------------
End of year..............  $     1,600,557,993  $     6,726,152,879  $     3,792,007,336
                           ===================  ===================  ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                                                                  HARTFORD GLOBAL
                                              HARTFORD GLOBAL   HARTFORD GLOBAL      FINANCIAL
                            HARTFORD FOCUS     ADVISERS HLS      COMMUNICATIONS       SERVICES       HARTFORD GLOBAL
                               HLS FUND            FUND             HLS FUND          HLS FUND       HEALTH HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------  ----------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................  $      (894,243)  $     (3,540,330)  $      (307,915)  $      (419,637)  $     (3,259,795)
  Capital gains income...        --                 --                --                --                 8,093,548
  Net realized gain
   (loss) on security
   transactions..........          876,889            326,938           469,348           168,803            775,837
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,047,281         31,689,018         3,201,745         2,846,314         17,954,251
                           ----------------  -----------------  ----------------  ----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,029,927         28,475,626         3,363,178         2,595,480         23,563,841
                           ----------------  -----------------  ----------------  ----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............       10,679,132         16,500,292         2,457,328         3,680,427         15,406,565
  Net transfers..........       (7,336,214)        57,392,199        (2,798,162)         (209,408)         6,091,739
  Surrenders for benefit
   payments and fees.....       (4,756,189)       (28,622,406)       (1,436,556)       (1,995,120)       (17,689,017)
  Net annuity
   transactions..........          (11,788)             4,674         --                    1,908            (35,542)
                           ----------------  -----------------  ----------------  ----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,425,059)        45,274,759        (1,777,390)        1,477,807          3,773,745
                           ----------------  -----------------  ----------------  ----------------  -----------------
  Net increase (decrease)
   in net assets.........         (395,132)        73,750,385         1,585,788         4,073,287         27,337,586
NET ASSETS:
Beginning of year........       70,135,882        243,609,167        19,192,532        24,353,011        212,468,625
                           ----------------  -----------------  ----------------  ----------------  -----------------
End of year..............  $    69,740,750   $    317,359,552   $    20,778,320   $    28,426,298   $    239,806,211
                           ================  =================  ================  ================  =================


                            HARTFORD GLOBAL
                              LEADERS HLS
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................  $      (4,387,982)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........           (616,120)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         88,907,090
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         83,902,988
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............        103,360,839
  Net transfers..........         93,353,812
  Surrenders for benefit
   payments and fees.....        (35,676,084)
  Net annuity
   transactions..........            (55,750)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        160,982,817
                           -----------------
  Net increase (decrease)
   in net assets.........        244,885,805
NET ASSETS:
Beginning of year........        394,537,762
                           -----------------
End of year..............  $     639,423,567
                           =================

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                            HARTFORD GLOBAL       HARTFORD
                            TECHNOLOGY HLS       DISCIPLINED      HARTFORD GROWTH
                                 FUND          EQUITY HLS FUND       HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................  $     (1,245,798)  $     (1,286,463)  $      (3,704,864)
  Capital gains income...         --                 --                  1,895,500
  Net realized gain
   (loss) on security
   transactions..........           355,904          1,674,453            (326,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (746,946)        37,597,357          27,016,769
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,636,840)        37,985,347          24,880,464
                           -----------------  -----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............         7,923,070        119,636,672          62,239,518
  Net transfers..........       (12,205,654)        43,391,781          85,219,457
  Surrenders for benefit
   payments and fees.....        (6,159,468)       (36,983,416)        (14,468,406)
  Net annuity
   transactions..........           (23,828)          (130,629)             83,872
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (10,465,880)       125,914,408         133,074,441
                           -----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets.........       (12,102,720)       163,899,755         157,954,905
NET ASSETS:
Beginning of year........        89,624,739        444,255,077         157,840,222
                           -----------------  -----------------  -----------------
End of year..............  $     77,522,019   $    608,154,832   $     315,795,127
                           =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                                                                        HARTFORD
                                                                                      INTERNATIONAL        HARTFORD
                            HARTFORD GROWTH                                              CAPITAL        INTERNATIONAL
                             OPPORTUNITIES      HARTFORD HIGH     HARTFORD INDEX      APPRECIATION      SMALL COMPANY
                               HLS FUND        YIELD HLS FUND        HLS FUND           HLS FUND           HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  ----------------
OPERATIONS:
  Net investment
   income................  $     (2,235,270)  $     14,718,204   $      (1,153,402) $      (2,239,766) $    (1,028,528)
  Capital gains income...         --                 --                  2,628,553          2,894,628        1,172,439
  Net realized gain
   (loss) on security
   transactions..........          (192,142)         2,077,208          (4,076,713)         2,557,519          (29,737)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        24,477,418          8,626,704          67,248,126         30,874,022        9,487,324
                           -----------------  -----------------  -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        22,050,006         25,422,116          64,646,564         34,086,403        9,601,498
                           -----------------  -----------------  -----------------  -----------------  ----------------
UNIT TRANSACTIONS:
  Purchases..............        43,080,489         58,344,002          37,113,784         55,011,691       16,993,401
  Net transfers..........        50,681,977          2,814,462         (15,821,833)        57,794,709       26,991,916
  Surrenders for benefit
   payments and fees.....       (10,023,615)       (41,162,490)        (74,664,809)        (8,417,374)      (4,894,697)
  Net annuity
   transactions..........           114,147            (39,195)           (253,703)            24,019           45,961
                           -----------------  -----------------  -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        83,852,998         19,956,779         (53,626,561)       104,413,045       39,136,581
                           -----------------  -----------------  -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets.........       105,903,004         45,378,895          11,020,003        138,499,448       48,738,079
NET ASSETS:
Beginning of year........        97,892,718        438,172,421         774,809,418        100,520,177       43,499,547
                           -----------------  -----------------  -----------------  -----------------  ----------------
End of year..............  $    203,795,722   $    483,551,316   $     785,829,421  $     239,019,625  $    92,237,626
                           =================  =================  =================  =================  ================


                               HARTFORD
                             INTERNATIONAL
                             OPPORTUNITIES
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................  $      (3,602,469)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........         (7,301,695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        110,956,541
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        100,052,377
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............        131,748,297
  Net transfers..........         75,833,565
  Surrenders for benefit
   payments and fees.....        (54,245,568)
  Net annuity
   transactions..........           (133,672)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        153,202,622
                           -----------------
  Net increase (decrease)
   in net assets.........        253,254,999
NET ASSETS:
Beginning of year........        487,074,283
                           -----------------
End of year..............  $     740,329,282
                           =================

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                     HARTFORD MONEY
                            HARTFORD MIDCAP     HARTFORD MIDCAP     MARKET HLS FUND
                                HLS FUND         VALUE HLS FUND       SUB-ACCOUNT
                              SUB-ACCOUNT         SUB-ACCOUNT       (A)(B)(C)(D)(E)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................  $      (8,924,843)  $     (10,486,311)  $       (3,083,065)
  Capital gains income...         --                  11,134,929              275,309
  Net realized gain
   (loss) on security
   transactions..........         10,116,095           1,201,231           (2,564,916)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        116,885,476         102,905,691            1,677,988
                           ------------------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        118,076,728         104,755,540           (3,694,684)
                           ------------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............          1,230,955          82,931,198           96,262,930
  Net transfers..........        (49,397,421)         53,317,770            5,945,298
  Surrenders for benefit
   payments and fees.....        (80,919,304)        (51,550,533)        (205,687,673)
  Net annuity
   transactions..........           (562,051)             83,464             (500,023)
                           ------------------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (129,647,821)         84,781,899         (103,979,468)
                           ------------------  ------------------  ------------------
  Net increase (decrease)
   in net assets.........        (11,571,093)        189,537,439         (107,674,152)
NET ASSETS:
Beginning of year........        899,450,951         647,306,123          551,444,419
                           ------------------  ------------------  ------------------
End of year..............  $     887,879,858   $     836,843,562   $      443,770,267
                           ==================  ==================  ==================

(a) Effective August 27, 2004, First American International Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(b) Effective August 27, 2004, First American Large Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(c) Effective August 27, 2004, First American Mid Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(d) Effective August 27, 2004, First American Small Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(e) Effective August 27, 2004, First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                               HARTFORD                                                                    HARTFORD U.S.
                               MORTGAGE        HARTFORD SMALL        HARTFORD                               GOVERNMENT
                              SECURITIES           COMPANY        SMALLCAP GROWTH     HARTFORD STOCK        SECURITIES
                               HLS FUND           HLS FUND           HLS FUND            HLS FUND            HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -------------------  -----------------
OPERATIONS:
  Net investment
   income................  $      11,435,160  $      (7,788,434) $     (3,195,792)  $        (8,718,623) $       7,381,019
  Capital gains income...            625,821         --                 --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........            689,371        (31,125,945)         (202,653)         (138,999,621)         1,354,076
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (4,057,782)        92,164,658        35,245,013           228,490,609         (7,411,759)
                           -----------------  -----------------  -----------------  -------------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          8,692,570         53,250,279        31,846,568            80,772,365          1,323,336
                           -----------------  -----------------  -----------------  -------------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............         21,574,335         37,726,045        96,909,638           216,352,790         94,718,692
  Net transfers..........        (26,427,712)       (36,061,886)       76,974,704           (72,152,505)        (9,164,589)
  Surrenders for benefit
   payments and fees.....        (38,181,020)       (46,026,910)      (10,515,558)         (308,730,607)       (35,203,021)
  Net annuity
   transactions..........           (116,819)          (238,476)          126,691            (1,205,776)            38,544
                           -----------------  -----------------  -----------------  -------------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (43,151,216)       (44,601,227)      163,495,475          (165,736,098)        50,389,626
                           -----------------  -----------------  -----------------  -------------------  -----------------
  Net increase (decrease)
   in net assets.........        (34,458,646)         8,649,052       195,342,043           (84,963,733)        51,712,962
NET ASSETS:
Beginning of year........        377,005,246        557,609,851       118,819,018         3,203,447,775        375,622,063
                           -----------------  -----------------  -----------------  -------------------  -----------------
End of year..............  $     342,546,600  $     566,258,903  $    314,161,061   $     3,118,484,042  $     427,335,025
                           =================  =================  =================  ===================  =================


                            HARTFORD VALUE
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................  $      (2,207,053)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........          1,202,319
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         17,036,725
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         16,031,991
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............         25,974,222
  Net transfers..........          2,042,092
  Surrenders for benefit
   payments and fees.....        (14,491,563)
  Net annuity
   transactions..........              8,418
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         13,533,169
                           -----------------
  Net increase (decrease)
   in net assets.........         29,565,160
NET ASSETS:
Beginning of year........        168,634,668
                           -----------------
End of year..............  $     198,199,828
                           =================

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 MERRILL LYNCH
                            HARTFORD VALUE                          GLOBAL
                             OPPORTUNITIES    HARTFORD EQUITY     GROWTH V.I.
                               HLS FUND       INCOME HLS FUND        FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................  $      (1,160,770) $       225,584   $         3,418
  Capital gains income...         --                    2,227         --
  Net realized gain
   (loss) on security
   transactions..........            380,155           20,361           (30,180)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         18,993,886        5,882,467           178,233
                           -----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         18,213,271        6,130,639           151,471
                           -----------------  ----------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............         26,804,608       26,995,054           (12,743)
  Net transfers..........         54,803,737       53,196,635           127,105
  Surrenders for benefit
   payments and fees.....         (7,252,994)      (2,142,629)          (55,584)
  Net annuity
   transactions..........            284,137          112,223         --
                           -----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         74,639,488       78,161,283            58,778
                           -----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets.........         92,852,759       84,291,922           210,249
NET ASSETS:
Beginning of year........         56,048,861        5,150,744         1,132,673
                           -----------------  ----------------  ---------------
End of year..............  $     148,901,620  $    89,442,666   $     1,342,922
                           =================  ================  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                            MERRILL LYNCH                                                                            WELLS FARGO
                              LARGE CAP     JENNISON 20/20                                     SP WILLIAM BLAIR         ASSET
                             GROWTH V.I.         FOCUS         JENNISON     PRUDENTIAL VALUE     INTERNATIONAL       ALLOCATION
                                FUND           PORTFOLIO       PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO         FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (F)      SUB-ACCOUNT
                           ---------------  ---------------  -------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment
   income................  $      (52,352)   $      (4,752)  $    (13,379)    $      (4,250)     $      (6,794)   $        138,816
  Capital gains income...        --               --              --              --                 --                  1,180,643
  Net realized gain
   (loss) on security
   transactions..........           1,239            3,460         11,443             4,077              1,278              62,783
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         272,263           36,794         57,988            80,651             64,539           1,359,488
                           ---------------   -------------   -------------    -------------      -------------    ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         221,150           35,502         56,052            80,478             59,023           2,741,730
                           ---------------   -------------   -------------    -------------      -------------    ----------------
UNIT TRANSACTIONS:
  Purchases..............          65,555           10,000         13,075         --                    26,268           7,203,272
  Net transfers..........          (8,769)           2,491        (36,919)           14,834             82,253             924,025
  Surrenders for benefit
   payments and fees.....        (160,573)         (27,926)       (47,065)          (13,259)            (1,236)         (1,654,814)
  Net annuity
   transactions..........         (20,846)        --              --              --                 --                      2,194
                           ---------------   -------------   -------------    -------------      -------------    ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (124,633)         (15,435)       (70,909)            1,575            107,285           6,474,677
                           ---------------   -------------   -------------    -------------      -------------    ----------------
  Net increase (decrease)
   in net assets.........          96,517           20,067        (14,857)           82,053            166,308           9,216,407
NET ASSETS:
Beginning of year........       3,808,602          271,816        803,832           588,825            312,949          31,164,977
                           ---------------   -------------   -------------    -------------      -------------    ----------------
End of year..............  $    3,905,119    $     291,883   $    788,975     $     670,878      $     479,257    $     40,381,384
                           ===============   =============   =============    =============      =============    ================

(f) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3 ,2004.

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                             WELLS FARGO       WELLS FARGO       WELLS FARGO
                             TOTAL RETURN     EQUITY INCOME     EQUITY VALUE
                              BOND FUND            FUND             FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................  $        252,485  $       (12,878)  $           383
  Capital gains income...         1,028,955        --                --
  Net realized gain
   (loss) on security
   transactions..........           (13,037)          32,068             9,761
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (868,608)       1,622,527           204,814
                           ----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           399,795        1,641,717           214,958
                           ----------------  ----------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............         5,473,750        5,027,026           275,998
  Net transfers..........         3,238,977        2,358,076            48,620
  Surrenders for benefit
   payments and fees.....        (1,111,027)        (754,635)          (46,184)
  Net annuity
   transactions..........         --                   1,637         --
                           ----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         7,601,700        6,632,104           278,434
                           ----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets.........         8,001,495        8,273,821           493,392
NET ASSETS:
Beginning of year........        11,087,834       12,578,181         2,014,101
                           ----------------  ----------------  ---------------
End of year..............  $     19,089,329  $    20,852,002   $     2,507,493
                           ================  ================  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                                                               WELLS FARGO
                                              WELLS FARGO         LARGE          WELLS FARGO       WELLS FARGO
                             WELLS FARGO     INTERNATIONAL       COMPANY         MONEY MARKET       SMALL CAP
                             GROWTH FUND      EQUITY FUND      GROWTH FUND           FUND          GROWTH FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ---------------  ----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................  $      (17,510)  $      (56,024)  $      (453,888)  $       (49,310)  $       (58,994)
  Capital gains income...        --               --               --                --                --
  Net realized gain
   (loss) on security
   transactions..........           2,071           27,736            (3,799)        --                   44,751
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          86,945          524,286           898,674                 4           477,724
                           ---------------  ---------------  ----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          71,506          495,998           440,987           (49,306)          463,481
                           ---------------  ---------------  ----------------  ----------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............         247,730        2,603,175         7,932,116         1,680,579           955,318
  Net transfers..........         127,348          975,667           672,781        (1,772,616)          769,334
  Surrenders for benefit
   payments and fees.....         (33,225)        (144,854)       (1,215,194)         (566,574)         (219,601)
  Net annuity
   transactions..........           6,790         --                 (11,000)        --                --
                           ---------------  ---------------  ----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         348,643        3,433,988         7,378,703          (658,611)        1,505,051
                           ---------------  ---------------  ----------------  ----------------  ---------------
  Net increase (decrease)
   in net assets.........         420,149        3,929,986         7,819,690          (707,917)        1,968,532
NET ASSETS:
Beginning of year........         768,582        2,482,997        20,341,759         5,149,427         2,637,814
                           ---------------  ---------------  ----------------  ----------------  ---------------
End of year..............  $    1,188,731   $    6,412,983   $    28,161,449   $     4,441,510   $     4,606,346
                           ===============  ===============  ================  ================  ===============

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Mercury Global Growth V.I. Fund, Mercury Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Multi Cap Value Fund, and Wells Fargo Advantage Opportunity Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the

_____________________________________ SA-86 ____________________________________

      1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, as an issuer of variable annuity contracts, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks undertaken by the Company.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the range of $25 to $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
-----------                               --------------  --------------
Evergreen VA Balanced Fund..............  $      113,182  $      450,458
Evergreen VA Growth Fund................       1,017,529       1,146,457
Evergreen VA International Equity
 Fund...................................       3,236,497       1,056,389
Evergreen VA Omega Fund.................         208,461         567,479
Evergreen VA Special Values Fund........       3,170,956         763,784
Evergreen VA Fundamental Large Cap
 Fund...................................       1,038,813       1,249,487
Hartford Advisers HLS Fund..............     508,548,546   1,181,400,530
Hartford Total Return Bond HLS Fund.....     315,483,783     179,460,004
Hartford Capital Appreciation HLS
 Fund...................................   1,039,273,517   1,013,314,133
Hartford Dividend and Growth HLS Fund...     479,855,969     356,953,854
Hartford Focus HLS Fund.................      17,743,929      18,544,331
Hartford Global Advisers HLS Fund.......      36,916,186      78,709,709
Hartford Global Communications HLS
 Fund...................................       1,073,008       4,640,975
Hartford Global Financial Services HLS
 Fund...................................       1,001,381       5,339,373
Hartford Global Health HLS Fund.........      16,711,594      41,976,520
Hartford Global Leaders HLS Fund........      60,951,343      91,666,330
Hartford Global Technology HLS Fund.....       1,118,674      18,334,084
Hartford Disciplined Equity HLS Fund....     124,446,075      69,555,975
Hartford Growth HLS Fund................     114,058,373      53,075,133
Hartford Growth Opportunities HLS
 Fund...................................     150,803,564      59,407,888
Hartford High Yield HLS Fund............     100,633,491     147,948,915
Hartford Index HLS Fund.................      67,747,585     151,957,790
Hartford International Capital
 Appreciation HLS Fund..................     204,727,968      46,256,535
Hartford International Small Company HLS
 Fund...................................     101,256,187      26,320,713
Hartford International Opportunities HLS
 Fund...................................     112,790,008     125,028,796

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
-----------                               --------------  --------------
Hartford MidCap HLS Fund................  $  125,876,522  $  148,066,492
Hartford MidCap Value HLS Fund..........      78,882,332     154,349,445
Hartford Money Market HLS Fund..........     308,071,322     343,969,772
Hartford Mortgage Securities HLS Fund...      35,569,387      71,836,574
Hartford Small Company HLS Fund.........       1,525,244     121,543,865
Hartford SmallCap Growth HLS Fund.......     151,466,995      55,969,709
Hartford Stock HLS Fund.................     164,039,072     619,480,059
Hartford U.S. Government Securities HLS
 Fund...................................     107,869,196      68,155,610
Hartford Value HLS Fund.................      45,703,843      32,118,786
Hartford Value Opportunities HLS Fund...     170,761,945      57,116,874
Hartford Equity Income HLS Fund.........     165,755,562      13,841,740
Mercury Global Growth V.I. Fund.........         283,186         222,926
Mercury Large Cap Growth V.I. Fund......         172,808         485,430
Jennison 20/20 Focus Portfolio..........         159,468          73,016
Jennison Portfolio......................          39,638         170,522
Prudential Value Portfolio..............          85,961         184,917
SP William Blair International Growth...         100,336          60,317
Wells Fargo Advantage Asset Allocation
 Fund...................................       3,363,098       5,011,976
Wells Fargo Advantage Total Return Bond
 Fund...................................       5,109,948       3,855,408
Wells Fargo Advantage Equity Income
 Fund...................................       1,280,215       3,523,521
Wells Fargo Advantage C&B Large Cap
 Value Fund.............................       1,163,956         344,312
Wells Fargo Advantage Large Company Core
 Fund...................................          66,739         217,705
Wells Fargo Advantage International Core
 Fund...................................       4,289,607       1,284,528
Wells Fargo Advantage Large Company
 Growth Fund............................       1,317,614       5,945,458
Wells Fargo Advantage Money Market
 Fund...................................       4,738,410       3,126,973
Wells Fargo Advantage Small Cap Growth
 Fund...................................         938,830       1,015,378
Wells Fargo Advantage Discovery Fund....         154,913           1,318
Wells Fargo Advantage Multi Cap Value
 Fund...................................         191,313             588
Wells Fargo Advantage Opportunity
 Fund...................................          80,136             166
                                          --------------  --------------
                                          $4,842,984,215  $5,387,099,027
                                          ==============  ==============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                   NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED  UNITS REDEEMED   (DECREASE)
-----------                          ------------  --------------  -------------
Evergreen VA Balanced Fund.........        71,424        454,274        (382,850)
Evergreen VA Growth Fund...........     1,207,029        277,989         929,040
Evergreen VA International Equity
 Fund..............................     3,418,571      1,015,046       2,403,525
Evergreen VA Omega Fund............       335,398        859,539        (524,141)
Evergreen VA Special Values Fund...     1,833,901        471,371       1,362,530
Evergreen VA Fundamental Large Cap
 Fund..............................       754,618        537,395         217,223
Hartford Advisers HLS Fund.........    63,883,118    428,303,192    (364,420,074)
Hartford Total Return Bond HLS
 Fund..............................   130,174,748     87,490,232      42,684,516
Hartford Capital Appreciation HLS
 Fund..............................    55,613,729    276,902,863    (221,289,134)
Hartford Dividend and Growth HLS
 Fund..............................   184,339,082    158,366,120      25,972,962
Hartford Focus HLS Fund............    14,406,200     18,247,772      (3,841,572)
Hartford Global Advisers HLS
 Fund..............................    22,465,517     54,990,361     (32,524,844)
Hartford Global Communications HLS
 Fund..............................       373,649      4,566,347      (4,192,698)

_____________________________________ SA-88 ____________________________________

                                                                   NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED  UNITS REDEEMED   (DECREASE)
-----------                          ------------  --------------  -------------
Hartford Global Financial Services
 HLS Fund..........................       221,407      4,664,397      (4,442,990)
Hartford Global Health HLS Fund....       676,674     22,160,203     (21,483,529)
Hartford Global Leaders HLS Fund...    54,001,944     71,555,491     (17,553,547)
Hartford Global Technology HLS
 Fund..............................     1,865,152     38,869,811     (37,004,659)
Hartford Disciplined Equity HLS
 Fund..............................   121,584,795     60,813,896      60,770,899
Hartford Growth HLS Fund...........    85,809,258     41,490,463      44,318,795
Hartford Growth Opportunities HLS
 Fund..............................   104,741,851     46,012,488      58,729,363
Hartford High Yield HLS Fund.......    60,974,355    118,254,260     (57,279,905)
Hartford Index HLS Fund............    31,612,930     68,631,418     (37,018,488)
Hartford International Capital
 Appreciation HLS Fund.............   157,713,735     36,562,482     121,151,253
Hartford International Small
 Company HLS Fund..................    51,085,030     16,087,650      34,997,380
Hartford International
 Opportunities HLS Fund............   121,534,906    100,512,348      21,022,558
Hartford MidCap HLS Fund...........       961,860     47,348,559     (46,386,699)
Hartford MidCap Value HLS Fund.....     2,446,360    104,313,117    (101,866,757)
Hartford Money Market HLS Fund.....   244,293,292    269,153,145     (24,859,853)
Hartford Mortgage Securities HLS
 Fund..............................    15,618,154     39,101,181     (23,483,027)
Hartford Small Company HLS Fund....     1,500,793     89,102,970     (87,602,177)
Hartford SmallCap Growth HLS
 Fund..............................   103,082,981     43,732,635      59,350,346
Hartford Stock HLS Fund............   125,815,868    208,085,869     (82,270,001)
Hartford U.S. Government Securities
 HLS Fund..........................    91,848,347     60,049,298      31,799,049
Hartford Value HLS Fund............    37,211,154     28,220,297       8,990,857
Hartford Value Opportunities HLS
 Fund..............................   126,734,556     42,847,730      83,886,826
Hartford Equity Income HLS Fund....   141,199,999     11,218,527     129,981,472
Mercury Global Growth V.I. Fund....       289,997        213,123          76,874
Mercury Large Cap Growth V.I.
 Fund..............................       187,756        452,986        (265,230)
Jennison 20/20 Focus Portfolio.....       140,803         64,058          76,745
Jennison Portfolio.................        48,790        213,346        (164,556)
Prudential Value Portfolio.........        78,814        152,912         (74,098)
SP William Blair International
 Growth............................        87,548         60,213          27,335
Wells Fargo Advantage Asset
 Allocation Fund...................     1,565,399      3,851,574      (2,286,175)
Wells Fargo Advantage Total Return
 Bond Fund.........................     3,853,016      3,182,958         670,058
Wells Fargo Advantage Equity Income
 Fund..............................       912,653      2,779,151      (1,866,498)
Wells Fargo Advantage C&B Large Cap
 Value Fund........................     1,063,520        279,038         784,482
Wells Fargo Advantage Large Company
 Core Fund.........................        64,382        210,212        (145,830)
Wells Fargo Advantage International
 Core Fund.........................     3,507,238      1,033,813       2,473,425
Wells Fargo Advantage Large Company
 Growth Fund.......................     1,431,477      5,657,314      (4,225,837)
Wells Fargo Advantage Money Market
 Fund..............................     4,789,613      3,178,136       1,611,477
Wells Fargo Advantage Small Cap
 Growth Fund.......................       928,966        883,531          45,435
Wells Fargo Advantage Discovery
 Fund..............................        14,208             75          14,133
Wells Fargo Advantage Multi Cap
 Value Fund........................        16,152       --                16,152
Wells Fargo Advantage Opportunity
 Fund..............................         7,441       --                 7,441

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                   NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED  UNITS REDEEMED   (DECREASE)
-----------                          ------------  --------------  -------------
Evergreen VA Foundation Fund.......      437,079         576,469       (139,390)
Evergreen VA Fund..................      308,355          20,692        287,663
Evergreen VA Growth Fund...........      349,408         246,706        102,702
Evergreen VA International Equity
 Fund..............................    3,422,837         404,473      3,018,364

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                   NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED  UNITS REDEEMED   (DECREASE)
-----------                          ------------  --------------  -------------
Evergreen VA Omega Fund............    1,223,906       1,064,798        159,108
Evergreen VA Special Values Fund...    1,877,003         231,565      1,645,438
Evergreen VA Special Equity Fund...      517,183         109,286        407,897
Evergreen VA Growth and Income
 Fund..............................      411,467         378,564         32,903
Hartford Advisers HLS Fund.........  391,624,808     260,034,708    131,590,100
Hartford Bond HLS Fund.............  265,047,378     104,900,459    160,146,919
Hartford Capital Appreciation HLS
 Fund..............................  581,119,722     142,357,480    438,762,242
Hartford Dividend and Growth HLS
 Fund..............................  479,650,274      89,151,630    390,498,644
Hartford Focus HLS Fund............   20,423,587      21,838,311     (1,414,724)
Hartford Global Advisers HLS
 Fund..............................   62,835,538      20,302,297     42,533,241
Hartford Global Communications HLS
 Fund..............................   11,993,558      14,596,369     (2,602,811)
Hartford Global Financial Services
 HLS Fund..........................    8,337,767       6,886,090      1,451,677
Hartford Global Health HLS Fund....   25,010,186      22,680,609      2,329,577
Hartford Global Leaders HLS Fund...  174,954,400      30,991,261    143,963,139
Hartford Global Technology HLS
 Fund..............................   43,346,843      69,295,688    (25,948,845)
Hartford Disciplined Equity HLS
 Fund..............................  184,810,016      50,928,362    133,881,654
Hartford Growth HLS Fund...........  139,286,107      25,225,926    114,060,181
Hartford Growth Opportunities HLS
 Fund..............................   94,196,785      21,266,280     72,930,505
Hartford High Yield HLS Fund.......  128,517,388     111,405,400     17,111,988
Hartford Index HLS Fund............   69,399,054      64,702,554      4,696,500
Hartford International Capital
 Appreciation HLS Fund.............  134,084,922      42,728,678     91,356,244
Hartford International Small
 Company HLS Fund..................   39,433,612      11,398,701     28,034,911
Hartford International
 Opportunities HLS Fund............  270,434,090      69,488,448    200,945,642
Hartford MidCap HLS Fund...........    1,993,135      54,860,476    (52,867,341)
Hartford MidCap Value HLS Fund.....  140,322,448      69,714,684     70,607,764
Hartford Money Market HLS Fund.....  353,080,389     400,783,040    (47,702,651)
Hartford Mortgage Securities HLS
 Fund..............................   34,950,425      51,893,635    (16,943,210)
Hartford Small Company HLS Fund....   72,299,173     100,943,760    (28,644,587)
Hartford SmallCap Growth HLS
 Fund..............................  186,027,970      38,818,301    147,209,669
Hartford Stock HLS Fund............  309,586,493     158,100,743    151,485,750
Hartford U.S. Government Securities
 HLS Fund..........................  159,185,524     111,921,354     47,264,170
Hartford Value HLS Fund............   51,528,971      37,481,020     14,047,951
Hartford Value Opportunities HLS
 Fund..............................   84,192,808      19,892,276     64,300,532
Hartford Equity Income HLS Fund....   76,459,648       4,051,314     72,408,334
Merrill Lynch Global Growth V.I.
 Fund..............................      209,192         141,921         67,271
Merrill Lynch Large Cap Growth V.I.
 Fund..............................      123,035         237,579       (114,544)
Jennison 20/20 Focus Portfolio.....       17,135          32,321        (15,186)
Jennison Portfolio.................       26,203         134,777       (108,574)
Prudential Value Portfolio.........       21,804          21,522            282
SP William Blair International
 Growth............................      153,515          12,965        140,550
Wells Fargo Asset Allocation
 Fund..............................    9,558,234       3,511,569      6,046,665
Wells Fargo Total Return Bond
 Fund..............................    8,771,727       1,997,656      6,774,071
Wells Fargo Equity Income Fund.....    7,544,350       1,310,323      6,234,027
Wells Fargo Equity Value Fund......      503,026         218,838        284,188
Wells Fargo Growth Fund............      446,337          79,643        366,694
Wells Fargo International Equity
 Fund..............................    3,742,249         381,416      3,360,833
Wells Fargo Large Company Growth
 Fund..............................   11,629,471       4,144,449      7,485,022
Wells Fargo Money Market Fund......    4,253,171       4,924,198       (671,027)
Wells Fargo Small Cap Growth
 Fund..............................    1,980,745         468,659      1,512,086

_____________________________________ SA-90 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
EVERGREEN VA BALANCED FUND
  2005  Lowest contract charges          132,154  $  0.952874   $      125,925    1.45%       2.34%        3.77%
        Highest contract charges           8,737     0.923312            8,067    2.18%       1.61%        3.00%
        Remaining contract
        charges                        1,979,104      --             1,848,541    --        --           --
  2004  Lowest contract charges          149,577     0.918234          137,347    1.45%       0.95%        4.78%
        Highest contract charges          96,408     0.896880           86,466    2.15%       0.95%        4.05%
        Remaining contract
        charges                        2,256,860      --             2,041,574    --        --           --
  2003  Lowest contract charges          124,543     0.876353          109,143    1.45%       2.61%       14.11%
        Highest contract charges          77,891     0.861982           67,141    2.13%       3.56%       13.32%
        Remaining contract
        charges                        2,439,801      --             2,115,570    --        --           --
  2002  Lowest contract charges           95,123     0.767989           73,053    1.45%       2.02%      (10.96)%
        Highest contract charges          91,867     0.763624           70,152    0.72%      16.52%       (0.24)%
        Remaining contract
        charges                          246,339      --               187,886    --        --           --
  2001  Lowest contract charges          132,410     0.862557          114,211    1.41%       4.77%       (9.88)%
        Highest contract charges           4,273     0.858633            3,669    1.63%       2.57%       (9.64)%
        Remaining contract
        charges                         --            --              --          --        --           --
EVERGREEN VA GROWTH FUND
  2005  Lowest contract charges          186,527     1.312338          244,801    1.25%     --             5.20%
        Highest contract charges           6,313     0.913552            5,767    2.18%     --             4.20%
        Remaining contract
        charges                        2,360,517      --             2,215,638    --        --           --
  2004  Lowest contract charges          193,419     1.247480          241,286    1.25%     --            12.45%
        Highest contract charges          29,626     0.877128           25,986    2.15%     --            11.44%
        Remaining contract
        charges                        1,401,272      --             1,266,145    --        --           --
  2003  Lowest contract charges          193,690     1.109393          214,878    1.26%     --            37.27%
        Highest contract charges          31,679     0.787080           24,934    1.99%     --            36.04%
        Remaining contract
        charges                        1,296,246      --             1,031,379    --        --           --
  2002  Lowest contract charges          456,077     0.808212          368,607    1.26%     --           (27.82)%
        Highest contract charges         319,424     0.579420          185,081    1.77%     --           (28.21)%
        Remaining contract
        charges                          387,803      --               229,147    --        --           --
  2001  Lowest contract charges          658,759     1.119662          737,587    1.24%     --            (7.84)%
        Highest contract charges          13,133     0.807130           10,600    1.62%     --           (10.10)%
        Remaining contract
        charges                          161,658      --               134,865    --        --           --

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2005  Lowest contract charges          343,556  $  1.651053   $      567,226    1.25%       2.37%       14.56%
        Highest contract charges         243,267     0.985775          239,807    2.19%       2.69%       13.47%
        Remaining contract
        charges                        7,849,754      --             7,985,419    --        --           --
  2004  Lowest contract charges          378,896     1.441267          546,090    1.25%       1.23%       17.73%
        Highest contract charges         170,406     0.868724          148,036    2.16%       3.60%       16.62%
        Remaining contract
        charges                        5,483,750      --             4,904,044    --        --           --
  2003  Lowest contract charges          424,294     1.224217          519,428    1.25%       1.00%       29.70%
        Highest contract charges          49,965     0.746269           37,288    1.34%       6.82%       29.70%
        Remaining contract
        charges                        2,540,429      --             1,920,643    --        --           --
  2002  Lowest contract charges          666,276     0.943918          628,910    1.25%       1.13%      (11.58)%
        Highest contract charges          98,046     0.581786           57,042    0.79%       4.95%       (7.13)%
        Remaining contract
        charges                          959,958      --               562,584    --        --           --
        2001 Lowest contract
        charges                        1,055,625     1.067563        1,126,946    1.24%       0.93%      (18.90)%
        Highest contract charges          88,453     0.660048           58,383    1.62%       1.06%      (19.18)%
        Remaining contract
        charges                          475,457      --               318,220    --        --           --
EVERGREEN VA OMEGA FUND
  2005  Lowest contract charges          200,388     0.807099          161,733    1.40%       0.19%        2.40%
        Highest contract charges         135,732     0.611631           83,018    2.19%       0.19%        1.59%
        Remaining contract
        charges                        3,784,505      --             2,355,769    --        --           --
  2004  Lowest contract charges          188,791     0.788151          148,797    1.39%     --             5.72%
        Highest contract charges         136,178     0.602067           81,988    2.16%     --             4.88%
        Remaining contract
        charges                        4,319,797      --             2,636,503    --        --           --
  2003  Lowest contract charges           30,672     0.749892           23,001    1.25%     --            38.30%
        Highest contract charges          59,737     0.574053           34,292    2.13%     --            37.06%
        Remaining contract
        charges                        4,395,249      --             2,558,321    --        --           --
  2002  Lowest contract charges           29,094     0.542221           15,775    1.25%     --           (26.31)%
        Highest contract charges          10,449     0.418833            4,377    0.86%     --            (3.93)%
        Remaining contract
        charges                        2,373,368      --             1,000,386    --        --           --
  2001  Lowest contract charges          812,650     0.574965          467,245    1.43%     --           (16.02)%
        Highest contract charges         108,211     0.572332           61,933    1.62%     --           (18.17)%
        Remaining contract
        charges                          408,863      --               218,104    --        --           --
EVERGREEN VA SPECIAL VALUES FUND
  2005  Lowest contract charges           13,759     1.787161           24,593    1.23%       1.07%        9.39%
        Highest contract charges         115,269     1.340881          154,561    2.19%       1.12%        8.35%
        Remaining contract
        charges                        4,392,965      --             6,507,426    --        --           --
  2004  Lowest contract charges            1,396     1.633806            2,281    1.26%       1.02%       18.88%
        Highest contract charges          87,950     1.237521          108,840    2.17%       2.07%       17.76%
        Remaining contract
        charges                        3,070,117      --             4,238,319    --        --           --
  2003  Lowest contract charges            1,396     1.374337            1,919    1.32%       0.05%       27.91%
        Highest contract charges           9,432     1.050919            9,912    2.14%       0.12%       26.76%
        Remaining contract
        charges                        1,503,200      --             1,778,269    --        --           --
  2002  Lowest contract charges           19,924     1.074467           21,408    0.68%       0.18%      (17.22)%
        Highest contract charges           5,695     1.065306            6,067    0.79%       0.62%       (4.85)%
        Remaining contract
        charges                          266,235      --               227,853    --        --           --

_____________________________________ SA-92 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
  2005  Lowest contract charges          286,517  $  1.228645   $      352,066    1.25%       0.92%        7.66%
        Highest contract charges          11,752     1.140692           13,405    2.16%       1.56%        6.64%
        Remaining contract
        charges                        2,156,214      --             2,587,475    --        --           --
  2004  Lowest contract charges          324,953     1.141248          370,850    1.25%       1.16%        7.85%
        Highest contract charges          48,542     1.130022           54,854    2.14%       2.35%        6.89%
        Remaining contract
        charges                        1,863,766      --             2,102,523    --        --           --
  2003  Lowest contract charges          345,858     1.058149          365,969    0.11%       0.67%        5.82%
        Highest contract charges          18,302     1.057316           19,351    0.18%       0.67%        5.73%
        Remaining contract
        charges                        1,840,198      --             1,946,381    --        --           --
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges           58,051     1.074372           62,373    0.40%       3.27%        6.81%
        Highest contract charges          12,606     0.976191           12,305    2.29%       3.47%        4.54%
        Remaining contract
        charges                    2,115,972,255      --         4,930,312,830    --        --           --
  2004  Lowest contract charges           69,021     1.005892           69,428    0.40%       2.08%        3.33%
        Highest contract charges          43,754     1.022902           44,756    2.34%       2.46%        1.34%
        Remaining contract
        charges                    2,480,350,210      --         5,697,230,216    --        --           --
  2003  Lowest contract charges           69,022     0.973482           67,191    0.40%       2.60%       18.02%
        Highest contract charges         331,157     1.009434          334,281    2.19%       2.88%       15.92%
        Remaining contract
        charges                    2,348,472,707      --         5,913,102,672    --        --           --
  2002  Lowest contract charges           42,699     0.824851           35,220    0.40%       3.98%      (14.14)%
        Highest contract charges          73,289     0.870842           63,823    0.86%       4.56%       (1.82)%
        Remaining contract
        charges                    1,860,815,571      --         4,894,693,583    --        --           --
  2001  Lowest contract charges       42,120,614     1.009584       42,524,298    0.78%       3.17%       (5.40)%
        Highest contract charges         419,529     1.030542          432,343    1.64%       3.90%       (7.50)%
        Remaining contract
        charges                    1,706,572,743      --         6,158,795,636    --        --           --
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges           12,938     1.314966           17,012    0.40%       7.39%        2.04%
        Highest contract charges         143,519     1.362355          195,524    2.30%       6.79%        0.12%
        Remaining contract
        charges                      904,269,666      --         1,642,971,456    --        --           --
  2004  Lowest contract charges           12,939     1.288675           16,672    0.40%       4.62%        4.21%
        Highest contract charges         171,651     1.360735          233,572    2.27%       4.10%        2.25%
        Remaining contract
        charges                      861,557,017      --         1,600,307,749    --        --           --
  2003  Lowest contract charges           12,938     1.236653           16,000    0.40%       4.05%        7.42%
        Highest contract charges         104,486     1.330849          139,055    2.19%       5.28%        5.50%
        Remaining contract
        charges                      701,477,264      --         1,398,375,460    --        --           --
  2002  Lowest contract charges           12,938     1.151275           14,895    0.40%     --             9.64%
        Highest contract charges           2,550     1.261477            3,217    0.89%     --             6.17%
        Remaining contract
        charges                      513,278,738      --         1,111,875,518    --        --           --
  2001  Lowest contract charges        4,214,866     1.206638        5,085,817    0.78%       3.81%        7.81%
        Highest contract charges         131,019     1.169037          153,166    1.63%       3.86%        5.26%
        Remaining contract
        charges                      339,759,187      --           757,102,842    --        --           --

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges          264,832  $  1.379752   $      365,399    0.40%       0.95%       15.08%
        Highest contract charges       1,664,531     1.960362        3,263,083    2.29%       0.94%       12.92%
        Remaining contract
        charges                    2,006,147,874      --         6,717,973,125    --        --           --
  2004  Lowest contract charges          385,882     1.198906          462,633    0.40%       0.41%       18.89%
        Highest contract charges       1,758,558     1.736063        3,052,968    2.28%       0.56%       16.65%
        Remaining contract
        charges                    2,227,221,932      --         6,722,637,278    --        --           --
  2003  Lowest contract charges          383,694     1.008428          386,928    0.40%       0.96%       41.81%
        Highest contract charges         307,094     1.488245          457,031    2.18%       0.76%       39.28%
        Remaining contract
        charges                    1,789,913,341      --         5,441,037,657    --        --           --
  2002  Lowest contract charges          326,695     0.711113          232,317    0.39%       2.03%      (20.02)%
        Highest contract charges          55,184     1.068503           58,965    0.85%       1.51%        1.83%
        Remaining contract
        charges                    1,148,283,308      --         3,513,963,015    --        --           --
  2001  Lowest contract charges       23,382,416     1.282035       29,977,076    0.79%       0.87%       (7.68)%
        Highest contract charges         179,869     1.357485          244,169    1.64%       1.39%      (13.30)%
        Remaining contract
        charges                      916,116,492      --         4,709,366,965    --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges           55,145     1.217612           67,145    0.40%       1.92%        5.54%
        Highest contract charges          48,430     1.106360           53,581    2.29%       1.59%        3.29%
        Remaining contract
        charges                    1,944,019,672      --         3,902,710,533    --        --           --
  2004  Lowest contract charges           45,393     1.153738           52,371    0.40%       1.86%       11.97%
        Highest contract charges         134,536     1.071092          144,100    2.29%       1.48%        9.59%
        Remaining contract
        charges                    1,917,970,358      --         3,791,810,865    --        --           --
  2003  Lowest contract charges           15,734     1.030374           16,212    0.40%       1.52%       26.29%
        Highest contract charges         318,581     1.121332          357,235    2.19%       1.84%       24.04%
        Remaining contract
        charges                    1,527,317,326      --         3,017,065,548    --        --           --
  2002  Lowest contract charges           15,734     0.815873           12,837    0.40%       2.17%      (14.57)%
        Highest contract charges          63,805     0.904010           57,681    0.86%       6.60%       (3.61)%
        Remaining contract
        charges                    1,047,735,892      --         1,926,204,580    --        --           --
  2001  Lowest contract charges       16,679,702     1.115257       18,602,155    0.78%       2.82%       (4.80)%
        Highest contract charges         248,254     1.075204          266,924    1.66%       3.07%       (3.64)%
        Remaining contract
        charges                      828,035,882      --         2,022,703,972    --        --           --
HARTFORD FOCUS HLS FUND
  2005  Lowest contract charges        1,411,875     1.098391        1,550,791    0.80%       1.83%        9.00%
        Highest contract charges          16,384     1.021526           16,737    2.29%       1.47%        7.11%
        Remaining contract
        charges                       66,079,113      --            69,746,595    --        --           --
  2004  Lowest contract charges        1,510,744     1.007687        1,522,358    0.80%       0.32%        2.34%
        Highest contract charges           4,358     0.953726            4,156    2.26%     --             0.57%
        Remaining contract
        charges                       69,833,842      --            68,214,236    --        --           --
  2003  Lowest contract charges        1,424,331     0.984645        1,402,460    0.80%       0.30%       27.34%
        Highest contract charges           8,677     0.952684            8,266    2.19%       0.45%       25.58%
        Remaining contract
        charges                       71,330,660      --            68,725,156    --        --           --
  2002  Lowest contract charges        1,399,517     0.773216        1,082,129    0.80%     --           (25.20)%
        Highest contract charges          46,993     0.756733           35,561    0.87%     --            (1.37)%
        Remaining contract
        charges                       53,366,853      --            40,798,144    --        --           --
  2001  Lowest contract charges           66,582     1.036417           69,007    0.24%       0.89%        3.64%
        Highest contract charges           5,385     1.026392            5,527    1.04%       1.18%        2.64%
        Remaining contract
        charges                       26,993,800      --            27,793,973    --        --           --

_____________________________________ SA-94 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges        3,871,859  $  1.214766   $    4,703,400    0.80%       3.66%        2.55%
        Highest contract charges          27,199     0.971333           26,420    2.29%       3.28%        0.77%
        Remaining contract
        charges                      174,181,883      --           268,493,148    --        --           --
  2004  Lowest contract charges        3,737,800     1.184600        4,427,799    0.80%       0.02%       11.85%
        Highest contract charges          28,360     0.963940           27,338    2.25%     --             9.91%
        Remaining contract
        charges                      206,839,625      --           312,904,415    --        --           --
  2003  Lowest contract charges        2,456,054     1.059109        2,601,228    0.80%       0.89%       21.29%
        Highest contract charges         288,218     0.877028          252,775    2.14%       0.89%       19.38%
        Remaining contract
        charges                      165,328,272      --           240,755,164    --        --           --
  2002  Lowest contract charges        1,994,219     0.873218        1,741,388    0.80%       0.05%       (9.67)%
        Highest contract charges          72,074     0.734673           52,951    0.88%     --            (2.18)%
        Remaining contract
        charges                      151,023,810      --           194,329,400    --        --           --
  2001  Lowest contract charges        1,571,064     0.966735        1,518,803    0.79%       0.88%       (7.00)%
        Highest contract charges           6,139     0.995870            6,114    1.65%       1.09%       (7.92)%
        Remaining contract
        charges                      160,423,528      --           234,632,196    --        --           --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2005  Lowest contract charges           95,463     1.142859          109,100    0.80%       4.03%       17.67%
        Highest contract charges           6,813     1.063925            7,249    2.25%       2.77%       15.69%
        Remaining contract
        charges                       17,765,612      --            19,504,771    --        --           --
  2004  Lowest contract charges          107,148     0.971243          104,068    0.80%     --            22.23%
        Highest contract charges          16,451     0.919650           15,129    2.23%     --            20.17%
        Remaining contract
        charges                       21,936,987      --            20,659,123    --        --           --
  2003  Lowest contract charges          101,293     0.794595           80,487    0.80%     --            59.10%
        Highest contract charges             726     0.768805              558    2.25%     --            56.89%
        Remaining contract
        charges                       24,561,378      --            19,111,487    --        --           --
  2002  Lowest contract charges           78,380     0.499444           39,147    0.80%       0.79%      (29.93)%
        Highest contract charges           9,549     0.488756            4,667    0.85%       1.44%       18.03%
        Remaining contract
        charges                        9,217,534      --             4,550,152    --        --           --
  2001  Lowest contract charges           26,164     0.712739           18,648    0.50%       1.81%      (28.73)%
        Highest contract charges             724     0.707744              513    1.23%       3.63%      (29.23)%
        Remaining contract
        charges                        2,515,807      --             1,784,771    --        --           --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2005  Lowest contract charges          352,247     1.212343          427,043    0.80%       3.35%        9.54%
        Highest contract charges          21,978     1.127435           24,779    2.29%       2.88%        7.64%
        Remaining contract
        charges                       21,719,925      --            25,227,367    --        --           --
  2004  Lowest contract charges          370,431     1.106800          409,991    0.80%     --            11.45%
        Highest contract charges          21,004     1.047445           22,001    2.28%     --             9.52%
        Remaining contract
        charges                       26,145,705      --            27,994,306    --        --           --
  2003  Lowest contract charges          379,106     0.993064          376,476    0.79%       2.43%       29.25%
        Highest contract charges             538     0.960838              517    2.28%       2.35%       27.45%
        Remaining contract
        charges                       24,705,819      --            23,976,018    --        --           --
  2002  Lowest contract charges          127,635     0.768332           98,066    0.80%       1.64%      (19.52)%
        Highest contract charges          22,791     0.751881           17,136    0.86%       3.44%       (7.15)%
        Remaining contract
        charges                       13,233,201      --            10,041,298    --        --           --
  2001  Lowest contract charges           42,639     0.954679           40,707    0.51%       0.98%       (4.53)%
        Highest contract charges             536     0.947993              509    1.19%       2.86%       (5.20)%
        Remaining contract
        charges                        5,954,146      --             5,659,477    --        --           --

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD GLOBAL HEALTH HLS FUND
  2005  Lowest contract charges        1,780,113  $  2.013151   $    3,583,636    0.80%       0.07%       11.53%
        Highest contract charges          15,367     1.853044           28,475    2.29%     --             9.60%
        Remaining contract
        charges                      114,224,545      --           220,260,788    --        --           --
  2004  Lowest contract charges        2,160,971     1.805011        3,900,574    0.80%       0.06%       11.91%
        Highest contract charges          22,379     1.690766           37,837    2.28%     --             9.96%
        Remaining contract
        charges                      135,320,204      --           235,867,800    --        --           --
  2003  Lowest contract charges        2,169,550     1.612989        3,499,460    0.80%       0.14%       31.26%
        Highest contract charges             860     1.546677            1,330    2.19%       0.20%       29.43%
        Remaining contract
        charges                      133,003,567      --           208,967,835    --        --           --
  2002  Lowest contract charges        2,043,776     1.228884        2,511,564    0.80%       0.01%      (17.64)%
        Highest contract charges         149,081     1.190305          177,451    0.86%     --            (1.03)%
        Remaining contract
        charges                      104,877,185      --           126,739,227    --        --           --
  2001  Lowest contract charges           62,882     1.083740           68,148    0.24%     --             8.37%
        Highest contract charges          24,017     1.468325           35,264    1.66%     --             6.17%
        Remaining contract
        charges                       99,173,295      --           146,624,209    --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges           74,769     1.183402           88,482    0.39%       3.23%        2.18%
        Highest contract charges          57,306     0.813279           46,606    2.29%       0.42%        0.01%
        Remaining contract
        charges                      466,392,174      --           619,001,709    --        --           --
  2004  Lowest contract charges       16,308,220     1.253542       20,443,039    0.80%       0.57%       18.24%
        Highest contract charges          68,905     0.813217           56,035    2.24%       1.06%       16.19%
        Remaining contract
        charges                      467,700,671      --           618,924,493    --        --           --
  2003  Lowest contract charges       13,913,505     1.060196       14,751,043    0.80%       0.45%       34.49%
        Highest contract charges       1,723,586     0.699918        1,206,369    2.13%       0.62%       32.36%
        Remaining contract
        charges                      324,477,566      --           378,580,350    --        --           --
  2002  Lowest contract charges       12,574,585     0.788283        9,912,332    0.80%       0.95%      (20.15)%
        Highest contract charges         727,633     0.528790          384,765    0.84%       3.28%       (5.48)%
        Remaining contract
        charges                      260,207,471      --           249,945,603    --        --           --
  2001  Lowest contract charges       10,672,610     0.987167       10,535,648    0.79%       0.71%      (17.25)%
        Highest contract charges          18,825     1.456653           27,422    1.62%       1.61%      (17.20)%
        Remaining contract
        charges                      256,874,500      --           331,777,781    --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2005  Lowest contract charges        1,094,748     0.516172          565,079    0.80%       0.28%       10.27%
        Highest contract charges          39,126     0.475338           18,598    2.29%       0.03%        8.35%
        Remaining contract
        charges                      133,528,608      --            65,886,054    --        --           --
  2004  Lowest contract charges        1,355,138     0.468107          634,350    0.80%     --             0.54%
        Highest contract charges          41,970     0.438692           18,412    2.29%     --            (1.20)%
        Remaining contract
        charges                      170,270,033      --            76,869,257    --        --           --
  2003  Lowest contract charges        1,548,206     0.465583          720,819    0.80%     --            60.21%
        Highest contract charges       1,490,312     0.444032          661,746    2.11%     --            57.67%
        Remaining contract
        charges                      194,577,468      --            88,242,174    --        --           --
  2002  Lowest contract charges        1,350,789     0.290600          392,539    0.80%     --           (39.08)%
        Highest contract charges          33,246     0.281616            9,363    0.86%     --            (1.76)%
        Remaining contract
        charges                      124,382,185      --            35,555,255    --        --           --
  2001  Lowest contract charges        1,550,587     0.477000          739,630    0.79%     --           (23.43)%
        Highest contract charges           5,656     0.469396            2,655    1.62%     --           (35.42)%
        Remaining contract
        charges                      126,097,166      --            59,578,203    --        --           --

_____________________________________ SA-96 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges           36,490  $  1.012174   $       36,933    0.40%       1.19%        6.16%
        Highest contract charges         168,145     1.125954          189,324    2.29%       1.26%        4.16%
        Remaining contract
        charges                      637,953,524      --           699,389,426    --        --           --
  2004  Lowest contract charges           36,487     0.953484           34,794    0.40%       1.16%        7.98%
        Highest contract charges         140,163     1.081024          151,520    2.28%      (2.15)%       5.95%
        Remaining contract
        charges                      577,210,610      --           607,968,518    --        --           --
  2003  Lowest contract charges           26,507     0.883048           23,407    0.40%       1.45%       28.31%
        Highest contract charges          77,977     1.020369           79,566    2.18%       1.77%       26.02%
        Remaining contract
        charges                      443,401,122      --           444,152,104    --        --           --
  2002  Lowest contract charges           18,948     0.688243           13,041    0.39%       0.26%      (24.95)%
        Highest contract charges         186,066     0.639773          119,040    0.84%     --            (3.72)%
        Remaining contract
        charges                      316,928,194      --           260,340,171    --        --           --
  2001  Lowest contract charges       11,798,604     0.989645       11,676,429    0.78%     --            (8.75)%
        Highest contract charges          86,414     1.096317           94,737    1.65%     --           (13.92)%
        Remaining contract
        charges                      266,326,604      --           303,993,004    --        --           --
HARTFORD GROWTH HLS FUND
  2005  Lowest contract charges        9,550,737     1.314555       12,554,965    0.80%     --             3.83%
        Highest contract charges          35,762     1.237093           44,241    2.30%     --             2.04%
        Remaining contract
        charges                      289,950,901      --           369,000,855    --        --           --
  2004  Lowest contract charges        6,747,647     1.266047        8,542,836    0.80%     --            11.60%
        Highest contract charges          43,546     1.212349           52,793    2.26%     --             9.66%
        Remaining contract
        charges                      248,427,412      --           307,199,498    --        --           --
  2003  Lowest contract charges        2,775,711     1.134468        3,148,956    0.79%     --            31.75%
        Highest contract charges          48,678     1.109219           53,995    2.18%     --            29.92%
        Remaining contract
        charges                      138,334,035      --           154,637,271    --        --           --
  2002  Lowest contract charges          100,371     0.861086           86,428    0.53%     --           (13.89)%
        Highest contract charges         102,596     0.852627           87,476    0.87%     --             1.96%
        Remaining contract
        charges                       14,398,585      --            12,327,660    --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges        1,684,494     1.474378        2,483,582    0.79%       0.30%       15.38%
        Highest contract charges          23,338     1.387503           32,381    2.25%     --            13.38%
        Remaining contract
        charges                      220,377,309      --           314,347,967    --        --           --
  2004  Lowest contract charges          714,000     1.277822          912,363    0.80%     --            16.25%
        Highest contract charges           3,364     1.223730            4,117    2.26%     --            14.24%
        Remaining contract
        charges                      162,638,414      --           202,879,242    --        --           --
  2003  Lowest contract charges          411,425     1.099190          452,234    0.79%     --            42.65%
        Highest contract charges          64,756     1.074744           69,596    2.19%     --            40.67%
        Remaining contract
        charges                       89,949,092      --            97,370,887    --        --           --
  2002  Lowest contract charges           31,101     0.770576           23,965    0.53%     --           (22.94)%
        Highest contract charges          52,062     0.763056           39,726    0.86%     --            (3.22)%
        Remaining contract
        charges                       10,488,915      --             8,032,345    --        --           --

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges        7,595,721  $  1.269021   $    9,639,130    0.80%       6.51%        1.31%
        Highest contract charges         159,569     1.231061          196,439    2.29%       6.58%       (0.20)%
        Remaining contract
        charges                      329,174,859      --           405,286,769    --        --           --
  2004  Lowest contract charges        8,245,659     1.252573       10,328,292    0.80%       4.86%        6.55%
        Highest contract charges           6,224     1.162544            7,236    2.27%       5.69%        4.70%
        Remaining contract
        charges                      385,958,173      --           473,215,788    --        --           --
  2003  Lowest contract charges        7,574,423     1.175599        8,904,484    0.80%       4.01%       22.20%
        Highest contract charges         199,446     1.175175          234,384    2.19%       4.87%       20.51%
        Remaining contract
        charges                      369,324,199      --           429,033,553    --        --           --
  2002  Lowest contract charges        3,347,643     0.962004        3,220,446    0.80%       5.01%       (7.63)%
        Highest contract charges       1,735,417     0.923229        1,602,187    0.89%     --             4.58%
        Remaining contract
        charges                      130,768,619      --           126,801,564    --        --           --
  2001  Lowest contract charges        1,358,466     1.041495        1,414,835    0.78%       0.06%        1.87%
        Highest contract charges          10,401     1.068491           11,114    1.62%       0.04%       (4.54)%
        Remaining contract
        charges                       87,258,366      --            93,059,062    --        --           --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges           16,620     1.026231           17,055    0.40%       1.93%        4.09%
        Highest contract charges         136,806     0.997555          136,472    2.29%       2.24%        2.13%
        Remaining contract
        charges                      323,091,011      --           696,138,932    --        --           --
  2004  Lowest contract charges           16,622     0.985951           16,387    0.40%       4.06%        9.95%
        Highest contract charges          88,220     0.976788           86,172    2.27%       2.05%        7.88%
        Remaining contract
        charges                      360,158,083      --           785,726,862    --        --           --
  2003  Lowest contract charges        3,354,146     0.874199        2,932,191    0.80%       1.42%       27.11%
        Highest contract charges           1,961     0.905410            1,775    2.20%       2.19%       25.35%
        Remaining contract
        charges                      352,210,318      --           771,875,452    --        --           --
  2002  Lowest contract charges        3,413,436     0.687734        2,347,536    0.80%       1.15%      (23.07)%
        Highest contract charges       1,347,941     0.613581          827,071    0.89%       2.50%       (3.86)%
        Remaining contract
        charges                      260,829,861      --           578,502,984    --        --           --
  2001  Lowest contract charges        3,040,902     0.893931        2,718,357    0.79%       1.11%      (13.01)%
        Highest contract charges          38,085     0.950213           36,189    1.67%       1.65%      (16.59)%
        Remaining contract
        charges                      262,392,824      --           866,859,280    --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges        3,793,440     1.373957        5,212,029    0.79%       1.05%        5.31%
        Highest contract charges          31,764     1.277805           40,588    2.29%       0.57%        3.49%
        Remaining contract
        charges                      306,230,839      --           403,747,509    --        --           --
  2004  Lowest contract charges        1,705,242     1.304632        2,224,711    0.79%     --            23.72%
        Highest contract charges          21,694     1.234745           26,787    2.25%     --            21.58%
        Remaining contract
        charges                      187,177,854      --           236,768,127    --        --           --
  2003  Lowest contract charges          418,406     1.054481          441,202    0.80%     --            49.82%
        Highest contract charges         448,890     1.015586          455,886    2.12%     --            47.45%
        Remaining contract
        charges                       96,681,250      --            99,623,089    --        --           --
  2002  Lowest contract charges          278,253     0.703817          195,839    0.80%       0.52%      (17.88)%
        Highest contract charges          60,358     0.688763           41,572    0.88%       0.33%       (7.89)%
        Remaining contract
        charges                       37,116,418      --            25,802,823    --        --           --
  2001  Lowest contract charges           68,739     0.857006           58,909    0.51%       0.21%      (14.30)%
        Highest contract charges              26     0.851001               22    1.41%       0.02%      (14.90)%
        Remaining contract
        charges                       11,048,106      --             9,425,855    --        --           --

_____________________________________ SA-98 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2005  Lowest contract charges          469,120  $  1.832652   $      859,737    0.79%       3.16%       17.65%
        Highest contract charges           3,678     1.704431            6,268    2.29%       2.26%       15.61%
        Remaining contract
        charges                       95,644,370      --           168,582,135    --        --           --
  2004  Lowest contract charges          224,936     1.557691          350,389    0.80%     --            16.03%
        Highest contract charges           3,941     1.474252            5,811    2.26%     --            14.02%
        Remaining contract
        charges                       60,890,911      --            91,881,426    --        --           --
  2003  Lowest contract charges           90,483     1.342473          121,471    0.79%       1.33%       52.51%
        Highest contract charges           1,871     1.298923            2,430    2.20%       1.01%       50.40%
        Remaining contract
        charges                       32,992,523      --            43,375,646    --        --           --
  2002  Lowest contract charges           56,842     0.880232           50,034    0.79%     --            (5.84)%
        Highest contract charges           1,874     0.863668            1,618    0.88%     --            (8.10)%
        Remaining contract
        charges                       14,610,296      --            12,722,640    --        --           --
  2001  Lowest contract charges            4,951     0.934805            4,628    0.49%       0.46%       (6.52)%
        Highest contract charges              23     0.928261               21    --          1.15%       (7.17)%
        Remaining contract
        charges                        1,606,246      --             1,495,412    --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges            5,106     1.266757            6,471    0.40%     --            14.16%
        Highest contract charges       3,013,215     1.152197        3,471,817    2.24%     --            11.79%
        Remaining contract
        charges                      582,925,236      --           832,258,656    --        --           --
  2004  Lowest contract charges            5,104     1.109605            5,666    0.39%       0.84%       17.61%
        Highest contract charges       2,375,030     1.030653        2,447,832    2.22%       1.12%       15.17%
        Remaining contract
        charges                      562,540,865      --           737,875,784    --        --           --
  2003  Lowest contract charges        3,103,787     0.855464        2,655,178    0.80%       0.96%       32.04%
        Highest contract charges       1,033,232     0.656540          678,358    2.14%       1.32%       29.95%
        Remaining contract
        charges                      359,838,338      --           483,740,747    --        --           --
  2002  Lowest contract charges        2,968,365     0.647904        1,923,215    0.80%       1.98%      (18.59)%
        Highest contract charges         520,613     0.505242          263,036    0.86%       3.80%       (7.19)%
        Remaining contract
        charges                      329,424,237      --           370,729,127    --        --           --
  2001  Lowest contract charges        3,053,410     0.795813        2,429,943    0.79%       0.13%      (19.38)%
        Highest contract charges       1,102,992     0.629153          693,951    1.62%       0.25%      (19.71)%
        Remaining contract
        charges                      379,121,033      --           539,409,451    --        --           --
HARTFORD MIDCAP HLS FUND
  2005  Lowest contract charges        5,840,837     2.391519       13,968,473    0.80%       0.39%       15.85%
        Highest contract charges          27,938     1.403705           39,217    2.29%       0.07%       13.85%
        Remaining contract
        charges                      266,633,308      --           859,830,782    --        --           --
  2004  Lowest contract charges        6,754,714     2.064266       13,943,521    0.80%       0.26%       15.51%
        Highest contract charges          21,741     1.233002           26,807    2.29%       0.15%       13.51%
        Remaining contract
        charges                      312,112,327      --           873,909,530    --        --           --
  2003  Lowest contract charges        7,731,716     1.787105       13,817,389    0.80%       0.25%       36.58%
        Highest contract charges          25,796     1.086282           28,022    2.14%     --            34.41%
        Remaining contract
        charges                      363,998,611      --           885,605,540    --        --           --
  2002  Lowest contract charges        8,742,508     1.308507       11,439,632    0.80%       0.12%      (14.90)%
        Highest contract charges           2,025     1.493024            3,023    0.81%     --            (2.56)%
        Remaining contract
        charges                      418,427,011      --           751,934,895    --        --           --
  2001  Lowest contract charges        9,829,099     1.537677       15,113,980    0.79%     --            (4.39)%
        Highest contract charges          23,690     1.774521           42,039    1.66%     --            (6.33)%
        Remaining contract
        charges                      514,017,518      --         1,094,800,873    --        --           --

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD MIDCAP VALUE HLS FUND
  2005  Lowest contract charges            7,890  $  1.564501   $       12,343    0.40%       0.60%        9.55%
        Highest contract charges           9,041     1.428172           12,912    2.29%       0.10%        7.22%
        Remaining contract
        charges                      510,154,563      --           755,207,381    --        --           --
  2004  Lowest contract charges            7,889     1.428140           11,269    0.40%       0.13%       15.84%
        Highest contract charges           9,574     1.332026           12,753    2.28%       0.01%       13.37%
        Remaining contract
        charges                      612,020,788      --           836,819,540    --        --           --
  2003  Lowest contract charges            2,743     1.232914            3,381    0.39%     --            42.72%
        Highest contract charges          83,328     1.180250           98,348    2.18%     --            40.18%
        Remaining contract
        charges                      541,344,418      --           647,204,394    --        --           --
  2002  Lowest contract charges        8,838,417     0.858141        7,584,608    0.79%       0.42%      (13.71)%
        Highest contract charges         364,865     0.839851          306,432    0.86%       0.41%       (4.37)%
        Remaining contract
        charges                      290,062,544      --           246,180,642    --        --           --
  2001  Lowest contract charges        1,808,237     0.994493        1,798,279    0.50%       0.36%       (0.55)%
        Highest contract charges          17,991     0.987521           17,767    1.15%       0.42%       (1.25)%
        Remaining contract
        charges                       81,389,122      --            80,622,030    --        --           --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges              944     1.062963            1,016    0.40%       2.66%        2.43%
        Highest contract charges          22,172     0.965887           21,415    2.29%       2.61%        0.26%
        Remaining contract
        charges                      292,511,953      --           407,864,229    --        --           --
  2004  Lowest contract charges              942     1.037708              989    0.40%       0.82%        0.54%
        Highest contract charges          15,514     0.963422           14,947    2.28%       0.95%       (1.60)%
        Remaining contract
        charges                      317,378,466      --           443,754,331    --        --           --
  2003  Lowest contract charges           26,057     1.032133           26,894    0.40%       0.75%        0.35%
        Highest contract charges         118,895     1.095596          130,261    2.19%       0.70%       (1.44)%
        Remaining contract
        charges                      364,952,623      --           543,786,675    --        --           --
  2002  Lowest contract charges           79,387     1.028575           81,655    0.40%       1.44%        1.06%
        Highest contract charges       1,133,656     1.047171        1,187,131    0.87%       0.36%       (0.50)%
        Remaining contract
        charges                      561,218,004      --           863,479,611    --        --           --
  2001  Lowest contract charges           96,207     1.017775           97,917    0.19%       0.85%        1.78%
        Highest contract charges         547,323     1.117678          611,731    1.66%       2.41%        1.64%
        Remaining contract
        charges                      452,052,418      --           728,176,432    --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges        1,309,743     1.341718        1,757,307    0.80%       4.06%        1.55%
        Highest contract charges          71,620     1.263558           90,496    2.29%       4.05%        0.04%
        Remaining contract
        charges                      170,750,925      --           298,611,738    --        --           --
  2004  Lowest contract charges        1,364,567     1.321277        1,802,969    0.80%       4.66%        3.29%
        Highest contract charges          68,988     1.263109           87,139    2.28%       3.73%        1.75%
        Remaining contract
        charges                      194,181,760      --           340,656,492    --        --           --
  2003  Lowest contract charges           26,327     1.145846           30,167    0.40%       5.85%        1.88%
        Highest contract charges          24,147     1.241352           29,975    2.21%       3.97%        0.06%
        Remaining contract
        charges                      212,508,051      --           376,945,104    --        --           --
  2002  Lowest contract charges        1,617,294     1.260611        2,038,778    0.79%       2.77%        7.29%
        Highest contract charges         295,769     1.205494          356,548    0.87%     --             1.82%
        Remaining contract
        charges                      196,089,204      --           393,375,343    --        --           --
  2001  Lowest contract charges          312,542     1.174922          367,212    0.76%       3.68%        6.64%
        Highest contract charges          10,155     1.170161           11,883    1.55%     --             4.72%
        Remaining contract
        charges                       88,448,210      --           190,667,238    --        --           --

____________________________________ SA-100 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD SMALL COMPANY HLS FUND
  2005  Lowest contract charges            4,679  $  1.377449   $        6,436    0.40%     --            20.53%
        Highest contract charges           4,316     1.251419            5,401    2.29%     --            17.96%
        Remaining contract
        charges                      349,912,679      --           544,552,943    --        --           --
  2004  Lowest contract charges            4,682     1.142876            5,347    0.40%     --            11.73%
        Highest contract charges          53,486     1.060853           56,741    2.26%     --             9.36%
        Remaining contract
        charges                      437,465,686      --           566,196,815    --        --           --
  2003  Lowest contract charges        3,676,318     1.062582        3,906,390    0.80%     --            54.63%
        Highest contract charges          49,486     1.185537           58,668    2.18%     --            52.48%
        Remaining contract
        charges                      462,442,634      --           553,644,793    --        --           --
  2002  Lowest contract charges        3,153,343     0.687194        2,166,958    0.80%     --           (30.79)%
        Highest contract charges           2,874     0.777497            2,235    0.89%     --            (6.43)%
        Remaining contract
        charges                      345,620,769      --           309,999,344    --        --           --
  2001  Lowest contract charges        2,746,104     0.992850        2,726,469    0.79%     --           (15.60)%
        Highest contract charges          38,427     1.136848           43,685    1.66%     --           (13.05)%
        Remaining contract
        charges                      325,164,762      --           468,682,301    --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2005  Lowest contract charges           67,125     1.394629           93,612    0.40%       1.35%       10.58%
        Highest contract charges          23,340     1.299100           30,321    2.30%       0.13%        8.26%
        Remaining contract
        charges                      316,924,437      --           421,505,848    --        --           --
  2004  Lowest contract charges            4,286     1.261210            5,405    0.39%     --            14.97%
        Highest contract charges          32,309     1.199985           38,770    2.26%     --            12.53%
        Remaining contract
        charges                      257,627,961      --           314,116,886    --        --           --
  2003  Lowest contract charges          224,898     1.089679          245,067    0.79%     --            48.86%
        Highest contract charges          43,261     1.065429           46,092    2.19%     --            46.80%
        Remaining contract
        charges                      110,186,728      --           118,527,859    --        --           --
  2002  Lowest contract charges           75,989     0.731998           55,624    0.53%     --           (26.80)%
        Highest contract charges          63,679     0.727847           46,349    0.88%     --            (0.11)%
        Remaining contract
        charges                       17,690,375      --            12,902,862    --        --           --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges       44,472,975     0.967155       43,012,261    0.80%       1.81%        8.75%
        Highest contract charges         211,277     0.965353          203,957    2.29%       2.04%        7.13%
        Remaining contract
        charges                    1,207,020,400      --         2,830,366,244    --        --           --
  2004  Lowest contract charges           25,579     0.891825           22,812    0.40%       1.11%        3.75%
        Highest contract charges         172,182     0.901119          155,157    2.27%       2.04%        1.80%
        Remaining contract
        charges                    1,333,776,892      --         3,118,306,073    --        --           --
  2003  Lowest contract charges           25,578     0.859567           21,986    0.40%       1.23%       25.97%
        Highest contract charges          51,081     0.885188           45,216    2.19%       1.50%       23.72%
        Remaining contract
        charges                    1,182,412,244      --         3,203,380,573    --        --           --
  2002  Lowest contract charges           25,578     0.682368           17,453    0.40%       1.83%      (24.55)%
        Highest contract charges       1,960,168     0.614967        1,205,439    0.88%       2.59%       (4.19)%
        Remaining contract
        charges                      978,955,442      --         2,617,146,980    --        --           --
  2001  Lowest contract charges       33,740,159     0.912775       30,797,173    0.79%       1.04%      (12.93)%
        Highest contract charges         160,074     0.963541          154,238    1.65%       1.53%      (15.36)%
        Remaining contract
        charges                      910,917,142      --         3,880,650,577    --        --           --

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2005  Lowest contract charges           38,680  $  1.128153   $       43,638    0.40%       2.90%        1.15%
        Highest contract charges         127,202     1.054831          134,177    2.29%       3.06%       (0.76)%
        Remaining contract
        charges                      428,394,902      --           460,266,693    --        --           --
  2004  Lowest contract charges           38,679     1.115348           43,143    0.40%       4.07%        1.66%
        Highest contract charges         103,464     1.062866          109,968    2.27%       4.05%       (0.25)%
        Remaining contract
        charges                      396,619,591      --           427,181,914    --        --           --
  2003  Lowest contract charges           65,824     1.097111           72,217    0.40%       1.59%        1.74%
        Highest contract charges          97,817     1.065542          104,228    2.20%       2.11%       (0.08)%
        Remaining contract
        charges                      349,333,923      --           375,445,618    --        --           --
  2002  Lowest contract charges           30,357     1.078360           32,735    0.20%     --             7.84%
        Highest contract charges       1,017,335     1.065316        1,083,783    0.87%     --             3.24%
        Remaining contract
        charges                      265,520,586      --           284,355,468    --        --           --
HARTFORD VALUE HLS FUND
  2005  Lowest contract charges        3,769,919     1.157179        4,362,469    0.80%       2.56%        7.27%
        Highest contract charges           9,456     1.076228           10,177    2.29%       2.00%        5.41%
        Remaining contract
        charges                      194,687,029      --           216,470,014    --        --           --
  2004  Lowest contract charges        3,214,557     1.078739        3,467,669    0.80%       0.31%        9.82%
        Highest contract charges           9,456     1.020970            9,654    2.24%     --             7.92%
        Remaining contract
        charges                      186,251,534      --           194,722,505    --        --           --
  2003  Lowest contract charges        3,076,785     0.982249        3,022,169    0.80%       0.87%       27.58%
        Highest contract charges          51,218     0.950372           48,677    2.18%       1.19%       25.81%
        Remaining contract
        charges                      172,299,593      --           165,563,822    --        --           --
  2002  Lowest contract charges        2,260,939     0.769902        1,740,701    0.80%       1.47%      (23.25)%
        Highest contract charges           2,999     0.755408            2,266    0.89%       2.16%       (7.57)%
        Remaining contract
        charges                       97,220,756      --            73,990,133    --        --           --
  2001  Lowest contract charges          530,130     1.003185          531,818    0.51%       0.82%        0.32%
        Highest contract charges          30,096     0.996158           29,981    1.15%       0.90%       (0.38)%
        Remaining contract
        charges                       34,028,854      --            33,998,902    --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges        2,098,093     1.426212        2,992,325    0.79%       1.88%        7.46%
        Highest contract charges           5,032     1.342164            6,754    2.26%       1.28%        5.60%
        Remaining contract
        charges                      196,634,004      --           271,497,974    --        --           --
  2004  Lowest contract charges          456,563     1.327201          605,955    0.79%       0.29%       17.93%
        Highest contract charges          91,095     1.278344          116,451    2.26%       0.25%       16.17%
        Remaining contract
        charges                      114,302,645      --           148,179,214    --        --           --
  2003  Lowest contract charges          152,768     1.125434          171,930    0.79%       0.43%       40.75%
        Highest contract charges          41,721     1.100381           45,909    2.18%       0.59%       38.79%
        Remaining contract
        charges                       50,355,282      --            55,831,022    --        --           --
  2002  Lowest contract charges           40,540     0.799620           32,417    0.53%     --           (20.04)%
        Highest contract charges          76,576     0.791806           60,633    0.87%     --            (1.89)%
        Remaining contract
        charges                        7,498,775      --             5,962,668    --        --           --

____________________________________ SA-102 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD EQUITY INCOME HLS FUND
  2005  Lowest contract charges       13,837,423  $  1.213565   $   16,792,615    0.79%       2.04%        3.98%
        Highest contract charges          78,552     1.175050           92,302    2.29%       1.69%        2.43%
        Remaining contract
        charges                      193,270,343      --           230,877,864    --        --           --
  2004  Lowest contract charges        7,147,978     1.167130        8,342,618    0.79%       2.21%        8.56%
        Highest contract charges          69,508     1.147159           79,737    2.28%       1.79%        6.95%
        Remaining contract
        charges                       69,987,360      --            81,020,311    --        --           --
  2003  Lowest contract charges          138,594     1.075091          149,001    0.13%       0.23%        7.51%
        Highest contract charges           7,893     1.072753            8,467    0.36%       0.25%        7.28%
        Remaining contract
        charges                        4,650,025      --             4,993,276    --        --           --
MERCURY GLOBAL GROWTH V.I. FUND
  2005  Lowest contract charges          544,192     0.970165          527,956    1.25%       1.16%       13.64%
        Highest contract charges          80,760     0.940437           75,950    1.94%       1.19%       12.85%
        Remaining contract
        charges                          985,130      --             1,002,944    --        --           --
  2004  Lowest contract charges          597,053     0.853719          509,714    1.25%       1.63%       13.79%
        Highest contract charges          11,108     1.062435           11,802    2.15%       1.61%       12.77%
        Remaining contract
        charges                          925,047      --               821,406    --        --           --
  2003  Lowest contract charges          614,675     0.750243          461,156    1.25%       1.04%       31.90%
        Highest contract charges          11,870     0.942094           11,183    2.15%       1.06%       30.72%
        Remaining contract
        charges                          839,392      --               660,334    --        --           --
  2002  Lowest contract charges          718,942     0.568797          408,932    1.25%       0.10%      (28.64)%
        Highest contract charges          12,741     0.720701            9,182    0.90%       0.16%       (6.71)%
        Remaining contract
        charges                          464,205      --               276,780    --        --           --
  2001  Lowest contract charges        1,016,735     0.797023          810,362    1.24%       0.97%      (23.99)%
        Highest contract charges          24,178     0.792965           19,173    1.44%       1.93%      (22.44)%
        Remaining contract
        charges                          379,423      --               301,433    --        --           --
MERCURY LARGE CAP GROWTH V.I. FUND
  2005  Lowest contract charges        1,000,959     0.957033          957,950    1.25%       0.17%        9.27%
        Highest contract charges         224,592     1.132150          254,272    2.14%       0.18%        8.29%
        Remaining contract
        charges                        2,714,278      --             2,764,604    --        --           --
  2004  Lowest contract charges        1,238,203     0.875864        1,084,498    1.25%       0.23%        5.89%
        Highest contract charges         246,043     1.045485          257,234    2.15%       0.23%        4.94%
        Remaining contract
        charges                        2,720,813      --             2,563,387    --        --           --
  2003  Lowest contract charges        1,309,622     0.827154        1,083,259    1.25%       0.60%       33.08%
        Highest contract charges         263,758     0.996266          262,773    2.14%       0.84%       31.88%
        Remaining contract
        charges                        2,746,223      --             2,462,570    --        --           --
  2002  Lowest contract charges        1,482,823     0.621568          921,675    1.25%     --           (24.35)%
        Highest contract charges          24,581     0.755410           18,569    0.90%     --            (5.42)%
        Remaining contract
        charges                        1,392,014      --               920,046    --        --           --
  2001  Lowest contract charges        1,577,287     0.821590        1,295,883    1.23%       0.02%      (10.45)%
        Highest contract charges         238,986     0.817400          195,347    1.42%     --           (13.18)%
        Remaining contract
        charges                          371,477      --               304,243    --        --           --

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
JENNISON 20/20 FOCUS PORTFOLIO
  2005  Lowest contract charges           71,756  $  1.257835   $       90,256    1.44%     --            19.52%
        Highest contract charges           3,102     1.253519            3,889    1.92%     --            18.86%
        Remaining contract
        charges                          278,449      --               349,087    --        --           --
  2004  Lowest contract charges           45,830     1.052438           48,234    1.45%     --            13.72%
        Highest contract charges          45,999     1.036516           47,679    1.94%     --            13.15%
        Remaining contract
        charges                          184,733      --               195,970    --        --           --
  2003  Lowest contract charges           61,536     0.925485           56,951    1.45%     --            26.95%
        Highest contract charges          30,487     0.916041           27,927    1.94%     --            26.31%
        Remaining contract
        charges                          199,725      --               186,938    --        --           --
  2002  Lowest contract charges           87,656     0.729037           63,904    1.44%     --           (23.69)%
        Highest contract charges          19,610     0.738631           14,485    0.64%     --            (3.07)%
        Remaining contract
        charges                          117,635      --                86,820    --        --           --
  2001  Lowest contract charges           27,925     0.955402           26,680    1.24%     --            (8.13)%
        Highest contract charges          22,178     0.972196           21,561    1.46%       0.24%       (2.78)%
        Remaining contract
        charges                            6,741      --                 6,561    --        --           --
JENNISON PORTFOLIO
  2005  Lowest contract charges          189,394     0.658888          124,790    1.44%     --            12.38%
        Highest contract charges          45,040     0.913254           41,133    2.14%     --            11.60%
        Remaining contract
        charges                          695,601      --               593,069    --        --           --
  2004  Lowest contract charges          187,426     0.586296          109,886    1.45%       0.04%        7.65%
        Highest contract charges          45,057     0.818336           36,872    2.15%       0.04%        6.89%
        Remaining contract
        charges                          862,108      --               642,217    --        --           --
  2003  Lowest contract charges          220,306     0.544644          119,988    1.45%     --            27.74%
        Highest contract charges          45,074     0.765556           34,507    2.14%     --            26.85%
        Remaining contract
        charges                          937,785      --               649,337    --        --           --
  2002  Lowest contract charges          264,258     0.426367          112,671    1.44%     --           (32.16)%
        Highest contract charges          16,595     0.603510           10,015    0.23%     --            (7.59)%
        Remaining contract
        charges                          473,895      --               241,224    --        --           --
  2001  Lowest contract charges           43,564     0.627038           27,316    1.41%     --           (24.67)%
        Highest contract charges         104,715     0.894012           93,616    1.47%     --           (10.60)%
        Remaining contract
        charges                           46,564      --                41,681    --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2005  Lowest contract charges          165,811     1.185487          196,566    1.45%       0.70%       14.54%
        Highest contract charges           7,746     1.163189            9,010    1.94%       0.81%       13.97%
        Remaining contract
        charges                          406,084      --               473,805    --        --           --
  2004  Lowest contract charges          210,550     1.034969          217,913    1.45%       0.94%       14.17%
        Highest contract charges           8,530     1.020594            8,705    1.95%       0.92%       13.60%
        Remaining contract
        charges                          434,659      --               444,260    --        --           --
  2003  Lowest contract charges          220,087     0.906539          199,517    1.45%       1.16%       25.80%
        Highest contract charges           9,366     0.898432            8,415    1.80%       8.90%       25.17%
        Remaining contract
        charges                          424,004      --               380,893    --        --           --
  2002  Lowest contract charges          141,641     0.720648          102,073    1.44%       1.94%      (23.47)%
        Highest contract charges          81,116     0.716442           58,115    1.76%       4.25%      (23.74)%
        Remaining contract
        charges                           21,055      --                15,125    --        --           --
  2001  Lowest contract charges           40,584     0.940687           38,177    0.93%       1.43%       (5.93)%
        Highest contract charges           6,208     0.939426            5,832    1.15%       0.88%       (6.06)%
        Remaining contract
        charges                           17,040      --                16,023    --        --           --

____________________________________ SA-104 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
SP WILLIAM BLAIR INTERNATIONAL GROWTH
  2005  Lowest contract charges              615  $  1.006610   $          619    1.41%       0.18%       14.13%
        Highest contract charges          16,968     0.978494           16,603    2.14%       0.22%       13.33%
        Remaining contract
        charges                          560,252      --               554,862    --        --           --
  2004  Lowest contract charges              317     0.881989              280    1.42%     --            14.45%
        Highest contract charges          17,705     0.863380           15,286    2.15%     --            13.66%
        Remaining contract
        charges                          532,478      --               463,691    --        --           --
  2003  Lowest contract charges              745     0.770623              574    1.40%     --            37.14%
        Highest contract charges          18,429     0.759647           13,999    2.13%     --            36.18%
        Remaining contract
        charges                          390,776      --               298,376    --        --           --
  2002  Lowest contract charges              315     0.561912              177    0.94%     --           (23.95)%
        Highest contract charges           3,087     0.557809            1,722    0.36%     --           (11.28)%
        Remaining contract
        charges                            2,503      --                 1,400    --        --           --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
  2005  Lowest contract charges          105,597     1.202275          126,957    1.15%       2.02%        3.79%
        Highest contract charges           8,412     1.154526            9,711    2.29%       2.07%        2.60%
        Remaining contract
        charges                       33,032,521      --            38,835,823    --        --           --
  2004  Lowest contract charges          141,888     1.158419          164,364    1.14%       2.31%        8.09%
        Highest contract charges           8,412     1.125266            9,465    2.24%       3.98%        6.86%
        Remaining contract
        charges                       35,282,405      --            40,207,555    --        --           --
  2003  Lowest contract charges            3,384     1.071693            3,626    0.76%       2.15%       16.39%
        Highest contract charges         784,006     1.053054          825,601    2.13%       1.79%       19.50%
        Remaining contract
        charges                       28,598,650      --            30,335,750    --        --           --
  2002  Lowest contract charges          418,008     0.888189          371,270    1.23%       2.77%      (13.94)%
        Highest contract charges          49,337     0.881215           43,476    0.87%       1.57%       (2.17)%
        Remaining contract
        charges                        5,579,137      --             4,933,347    --        --           --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
  2005  Lowest contract charges          253,861     1.166838          296,215    1.15%       3.68%        0.76%
        Highest contract charges         290,032     1.122706          325,620    2.19%       3.68%       (0.29)%
        Remaining contract
        charges                       16,881,412      --            19,267,272    --        --           --
  2004  Lowest contract charges          250,094     1.158038          289,618    1.14%       3.32%        3.20%
        Highest contract charges         234,686     1.126001          264,257    2.18%       3.37%        2.12%
        Remaining contract
        charges                       16,270,467      --            18,535,454    --        --           --
  2003  Lowest contract charges           43,687     1.122119           49,022    0.76%       2.06%        2.33%
        Highest contract charges         306,516     1.102596          337,963    2.14%       3.76%        6.11%
        Remaining contract
        charges                        9,630,973      --            10,700,849    --        --           --
  2002  Lowest contract charges          163,782     1.047365          171,540    1.23%       5.83%        6.44%
        Highest contract charges          59,272     1.039141           61,592    0.88%       2.28%        5.16%
        Remaining contract
        charges                        2,148,803      --             2,241,760    --        --           --

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
  2005  Lowest contract charges           71,134  $  1.210244   $       86,088    1.15%       1.45%        4.17%
        Highest contract charges           9,330     1.162168           10,843    2.29%       1.45%        2.98%
        Remaining contract
        charges                       16,302,407      --            19,288,905    --        --           --
  2004  Lowest contract charges           72,773     1.161788           84,547    1.15%       1.66%        9.81%
        Highest contract charges           9,330     1.128534           10,530    2.24%       3.05%        8.56%
        Remaining contract
        charges                       18,167,266      --            20,756,925    --        --           --
  2003  Lowest contract charges           35,587     1.057980           37,650    0.75%       1.64%       22.30%
        Highest contract charges          95,511     1.039584           99,292    2.11%       1.99%       23.53%
        Remaining contract
        charges                       11,884,244      --            12,441,239    --        --           --
  2002  Lowest contract charges          158,180     0.848230          134,173    1.21%       3.28%      (20.27)%
        Highest contract charges          79,868     0.842096           67,256    0.82%       1.68%       (6.20)%
        Remaining contract
        charges                        2,672,662      --             2,257,175    --        --           --
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
  2005  Lowest contract charges           26,185     1.106577           28,973    1.15%       0.80%        1.93%
        Highest contract charges           2,263     1.064722            2,410    2.20%       0.74%        0.86%
        Remaining contract
        charges                        3,097,701      --             3,360,511    --        --           --
  2004  Lowest contract charges           23,664     1.085654           25,690    1.15%       1.81%        9.95%
        Highest contract charges           3,107     1.055621            3,280    2.15%       2.52%        8.80%
        Remaining contract
        charges                        2,314,896      --             2,478,523    --        --           --
  2003  Lowest contract charges          229,232     0.986725          226,188    1.24%       1.76%       24.01%
        Highest contract charges          37,452     0.971940           36,401    1.33%       1.63%       21.42%
        Remaining contract
        charges                        1,790,795      --             1,751,512    --        --           --
  2002  Lowest contract charges          124,088     0.795690           98,736    1.24%       2.02%      (25.04)%
        Highest contract charges           2,533     0.789927            2,001    0.76%       2.56%       (5.35)%
        Remaining contract
        charges                          772,324      --               611,999    --        --           --
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
  2005  Lowest contract charges           88,375     0.988859           87,389    1.14%       0.63%       (3.36)%
        Highest contract charges           5,337     0.951443            5,078    2.19%       0.59%       (4.37)%
        Remaining contract
        charges                          939,768      --               908,950    --        --           --
  2004  Lowest contract charges           70,066     1.023210           71,692    1.14%     --             7.14%
        Highest contract charges           3,572     0.998161            3,565    2.05%     --             6.18%
        Remaining contract
        charges                        1,105,672      --             1,113,474    --        --           --
  2003  Lowest contract charges           34,897     0.954392           33,305    1.25%     --            22.05%
        Highest contract charges           3,576     0.940077            3,362    1.37%     --            16.32%
        Remaining contract
        charges                          774,143      --               731,915    --        --           --
  2002  Lowest contract charges           39,135     0.781954           30,602    1.23%       0.04%      (26.76)%
        Highest contract charges          74,808     0.776943           58,122    1.77%       0.07%      (27.16)%
        Remaining contract
        charges                          124,286      --                96,958    --        --           --

____________________________________ SA-106 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
  2005  Lowest contract charges          175,587  $  1.226820   $      215,414    1.14%       2.02%        8.43%
        Highest contract charges         194,472     1.180456          229,566    2.19%       2.16%        7.30%
        Remaining contract
        charges                        7,867,362      --             9,435,280    --        --           --
  2004  Lowest contract charges          128,872     1.131448          145,811    1.12%       0.19%        8.38%
        Highest contract charges         114,066     1.100168          125,492    2.17%       0.04%        7.25%
        Remaining contract
        charges                        5,521,058      --             6,141,680    --        --           --
  2003  Lowest contract charges            3,398     1.043964            3,548    0.75%     --            31.13%
        Highest contract charges           1,477     1.025816            1,515    2.12%       0.36%       28.67%
        Remaining contract
        charges                        2,398,288      --             2,477,934    --        --           --
  2002  Lowest contract charges          150,482     0.803592          120,926    1.23%       0.15%      (23.88)%
        Highest contract charges             478     0.797279              381    0.83%     --            (8.51)%
        Remaining contract
        charges                          651,512      --               520,885    --        --           --
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
  2005  Lowest contract charges          161,750     1.067331          172,640    1.15%       0.18%        4.49%
        Highest contract charges          95,329     1.026960           97,899    2.19%       0.18%        3.40%
        Remaining contract
        charges                       23,545,603      --            24,575,441    --        --           --
  2004  Lowest contract charges          146,941     1.021457          150,094    1.15%     --             2.08%
        Highest contract charges         102,175     0.993195          101,480    2.18%     --             1.01%
        Remaining contract
        charges                       27,779,403      --            27,909,875    --        --           --
  2003  Lowest contract charges           39,960     1.000693           39,988    0.75%     --            18.69%
        Highest contract charges          91,949     0.983280           90,412    2.11%     --            23.60%
        Remaining contract
        charges                       20,411,588      --            20,211,359    --        --           --
  2002  Lowest contract charges          289,414     0.801836          232,063    1.22%     --           (28.91)%
        Highest contract charges           1,949     0.795528            1,550    0.89%     --            (2.61)%
        Remaining contract
        charges                        5,820,477      --             4,646,062    --        --           --
WELLS FARGO ADVANTAGE MONEY MARKET FUND
  2005  Lowest contract charges              491     1.001103              491    1.28%       1.98%        1.30%
        Highest contract charges          41,224     0.966778           39,854    2.15%       2.51%        0.40%
        Remaining contract
        charges                        6,119,103      --             6,012,749    --        --           --
  2004  Lowest contract charges           68,987     0.988240           68,174    1.25%       0.69%       (0.55)%
        Highest contract charges          46,255     0.962979           44,543    2.15%       0.67%       (1.44)%
        Remaining contract
        charges                        4,434,099      --             4,328,793    --        --           --
  2003  Lowest contract charges           19,943     0.994392           19,831    0.74%       0.25%       (0.49)%
        Highest contract charges          78,870     0.977074           77,062    2.14%       0.46%       (1.63)%
        Remaining contract
        charges                        5,121,555      --             5,052,534    --        --           --
  2002  Lowest contract charges           43,990     1.001163           44,041    1.14%       0.99%       (0.01)%
        Highest contract charges          22,097     0.993284           21,948    0.87%       0.40%       (0.43)%
        Remaining contract
        charges                        2,397,040      --             2,391,838    --        --           --

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
  2005  Lowest contract charges           58,158  $  1.170801   $       68,092    1.14%     --             5.03%
        Highest contract charges          60,993     1.126515           68,709    2.19%     --             3.93%
        Remaining contract
        charges                        4,126,321      --             4,724,084    --        --           --
  2004  Lowest contract charges           43,499     1.114753           48,491    1.13%     --            12.47%
        Highest contract charges          43,728     1.083908           47,397    2.18%     --            11.29%
        Remaining contract
        charges                        4,112,810      --             4,510,458    --        --           --
  2003  Lowest contract charges            3,502     0.991168            3,471    0.75%     --            35.59%
        Highest contract charges           1,666     0.973914            1,623    2.13%     --            39.25%
        Remaining contract
        charges                        2,682,783      --             2,632,720    --        --           --
  2002  Lowest contract charges           15,028     0.704972           10,594    1.24%     --           (38.99)%
        Highest contract charges             540     0.699427              378    0.84%     --            (2.11)%
        Remaining contract
        charges                          926,421      --               650,486    --        --           --
WELLS FARGO ADVANTAGE DISCOVERY FUND
  2005  Lowest contract charges            2,415    11.262190           27,196    1.17%     --             7.00%
        Highest contract charges           1,040    11.202980           11,647    2.10%     --             6.53%
        Remaining contract
        charges                           10,678      --               119,879    --        --           --
WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND
  2005  Lowest contract charges            2,328    12.093359           28,159    1.42%     --            11.72%
        Highest contract charges          11,284    12.072150          136,226    1.68%     --            11.56%
        Remaining contract
        charges                            2,540      --                30,689    --        --           --
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
  2005  Lowest contract charges            2,488    10.859653           27,021    1.17%     --             5.12%
        Highest contract charges           4,953    10.818375           53,583    1.79%     --             4.78%
        Remaining contract
        charges                         --            --              --          --        --           --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

____________________________________ SA-108 ____________________________________

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Riders (if applicable), and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

   MORTALITY AND EXPENSE RISK CHARGES:

   The Company will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a reduction in unit values.

   RIDERS:

   The Company will make certain deductions for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV 70 Death Benefit Charge, MAV/EPB Death Benefit Charge, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

   These charges are a reduction in unit values.

   ANNUAL MAINTENANCE FEE:

   An annual maintenance fee ranging from $25-$30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   These charges are a redemption of units.

____________________________________ SA-109 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part A and Part B of the Registration Statement.

(b)  (1)    Resolution of the board of directors of Hartford Life and Annuity Insurance Company ("Hartford")
            authorizing the establishment of the Separate Account.(1)

     (2)    Not applicable.

     (3)    (a) Principal Underwriter Agreement.(2)

     (3)    (b) Form of Dealer Agreement.(2)

     (4)    Form of Individual Flexible Premium Variable Annuity Contract.(1)

     (5)    Form of Application.(1)

     (6)    (a) Certificate of Incorporation of Hartford.(3)

            (b) Bylaws of Hartford.(3)

     (7)    Form of Reinsurance Agreement.(4)

     (8)    Form of Fund Participation Agreement.(5)

     (9)    Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

     (10)   Consent of Deloitte & Touche LLP.

     (11)   No financial statements are omitted.

     (12)   Not applicable.

     (99)   Copy of Power of Attorney.


------------

(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 33-56790, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 33-56790, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Lizabeth H. Zlatkus                 Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115

*Denotes Board of Directors

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT. INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 4 TO THE REGISTRATION STATEMENT FILE NO. 333-119414, FILED ON APRIL 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of January 31, 2006 there were 497,176 Contract Owners.

ITEM 28.  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

   1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

    In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

    Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One

    Hartford Life Insurance Company - Separate Account Two

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    I)

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    II)

    Hartford Life Insurance Company - Separate Account Two (QP Variable
    Account)

    Hartford Life Insurance Company - Separate Account Two (Variable Account
    "A")

    Hartford Life Insurance Company - Separate Account Two (NQ Variable
    Account)

    Hartford Life Insurance Company - Separate Account Ten

    Hartford Life Insurance Company - Separate Account Three

    Hartford Life Insurance Company - Separate Account Five

    Hartford Life Insurance Company - Separate Account Seven

    Hartford Life Insurance Company - Separate Account Eleven

    Hartford Life Insurance Company - Separate Account Twelve

    Hartford Life and Annuity Insurance Company - Separate Account One

    Hartford Life and Annuity Insurance Company - Separate Account Ten

    Hartford Life and Annuity Insurance Company - Separate Account Three

    Hartford Life and Annuity Insurance Company - Separate Account Five

    Hartford Life and Annuity Insurance Company - Separate Account Six

    Hartford Life and Annuity Insurance Company - Separate Account Seven

    Hart Life Insurance Company - Separate Account One

    Hart Life Insurance Company - Separate Account Two

    American Maturity Life Insurance Company - Separate Account AMLVA

    American Maturity Life Insurance Company - Separate Account One

    Nutmeg Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account Two

   (b)  Directors and Officers of HSD

                                                        POSITIONS AND OFFICES
NAME                                                      WITH UNDERWRITER
------------------------------ -----------------------------------------------------------------------------

David A. Carlson               Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello            Vice President and Secretary
Anthony Dowling                Chief Compliance Officer
Stephen T. Joyce               Senior Vice President
Thomas M. Marra                Director
Martin A. Swanson              Vice President
John C. Walters                Chief Executive Officer, Director
William Wilcox                 Chief Legal Officer
Lizabeth H. Zlatkus            Director

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

   (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2006.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY SEPARATE ACCOUNT ONE
(Registrant)


By:        Thomas M. Marra                               *By:      /s/ Christopher M. Grinnell
           --------------------------------------------            --------------------------------------------
           Thomas M. Marra,                                        Christopher M. Grinnell
           President, Chief Executive Officer and                  Attorney-in-Fact
           Chairman of the Board*


HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)


By:        Thomas M. Marra
           --------------------------------------------
           Thomas M. Marra,
           President, Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive Officer
     and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President, & Chief
     Accounting Officer*
John C. Walters, Executive Vice President, Director*      *By:        /s/ Christopher M. Grinnell
                                                                      ---------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President and                     Christopher M. Grinnell
     Chief Financial Officer, Director*                               Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*                  Date:       April 7, 2006

333-45303

                                EXHIBIT INDEX

      (9)   Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

      (10)  Consent of Deloitte & Touche LLP.

      (99)  Copy of Power of Attorney.